UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Aggressive International Fund

January 31, 2008

1.813010.103

IVF-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 3.4%
Babcock & Brown Ltd.	174,577	$ 2,809,794
Commonwealth Bank of Australia	87,922	3,894,462
CSL Ltd.	94,058	2,880,956
Leighton Holdings Ltd.	57,387	2,547,075
Macquarie Group Ltd.	50,023	2,915,453
TOTAL AUSTRALIA		15,047,740
Bermuda - 0.6%
Aquarius Platinum Ltd. (United Kingdom)	200,100	2,419,503
Brazil - 3.8%
Companhia Vale do Rio Doce (PN-A) sponsored ADR	197,600	5,143,528
MRV Engenharia e Participacoes SA	130,700	2,444,588
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	63,500	5,925,185
Uniao de Bancos Brasileiros SA (Unibanco) GDR	24,700	3,230,760
TOTAL BRAZIL		16,744,061
Canada - 1.5%
Addax Petroleum, Inc.	59,600	2,401,104
Canadian Western Bank, Edmonton	84,700	2,481,371
Uranium One, Inc. (a)	284,000	1,975,308
TOTAL CANADA		6,857,783
Cayman Islands - 1.2%
Chaoda Modern Agriculture (Holdings) Ltd.	2,434,000	2,466,011
Lee & Man Paper Manufacturing Ltd.	649,200	1,448,689
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	27,600	1,510,548
TOTAL CAYMAN ISLANDS		5,425,248
China - 1.0%
China Communications Construction Co. Ltd. (H Shares)	690,000	1,629,994
China Construction Bank Corp. (H Shares)	3,777,000	2,610,857
TOTAL CHINA		4,240,851
Cyprus - 0.5%
Marfin Popular Bank Public Co.	212,400	2,154,286
Czech Republic - 0.6%
Ceske Energeticke Zavody AS	39,500	2,664,772
Denmark - 0.7%
Vestas Wind Systems AS (a)	33,000	3,205,698
Finland - 1.6%
Nokia Corp. sponsored ADR	195,900	7,238,505
France - 4.5%
AXA SA	111,300	3,819,816
Bouygues SA	41,000	3,161,604
Eutelsat Communications	94,200	2,501,839
Renault SA	26,100	2,979,464

	Shares	Value
Suez SA (France)	64,900	$ 3,926,450
Vivendi	88,888	3,582,395
TOTAL FRANCE		19,971,568
Germany - 13.0%
Allianz AG (Reg.)	37,600	6,707,840
Bayer AG	56,800	4,657,600
DaimlerChrysler AG	60,400	4,725,092
Deutsche Boerse AG	20,400	3,570,132
Deutsche Postbank AG	27,300	2,269,921
E.ON AG	34,000	6,320,909
Fresenius AG	45,573	3,638,250
K&S AG	11,200	2,833,686
Linde AG	20,200	2,636,229
Merck KGaA	20,500	2,535,613
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	18,500	3,324,353
Q-Cells AG (a)	17,600	1,656,127
Siemens AG:
(Reg.)	9,000	1,168,200
sponsored ADR	40,700	5,282,860
SolarWorld AG	52,300	2,319,153
United Internet AG	123,800	2,362,597
Vossloh AG	17,000	2,087,223
TOTAL GERMANY		58,095,785
Greece - 2.3%
Coca-Cola Hellenic Bottling Co. SA (Bearer)	59,700	2,520,895
National Bank of Greece SA	47,675	2,914,381
Public Power Corp. of Greece	104,400	4,896,570
TOTAL GREECE		10,331,846
Hong Kong - 1.1%
CNOOC Ltd.	1,572,000	2,290,876
Esprit Holdings Ltd.	194,400	2,513,068
TOTAL HONG KONG		4,803,944
India - 2.3%
Bharti Airtel Ltd. (a)	104,480	2,284,436
Reliance Industries Ltd.	50,069	3,159,777
Satyam Computer Services Ltd.	490,478	4,903,531
TOTAL INDIA		10,347,744
Indonesia - 0.9%
PT Bumi Resources Tbk	3,823,000	2,647,963
PT Perusahaan Gas Negara Tbk Series B	1,036,500	1,503,148
TOTAL INDONESIA		4,151,111
Israel - 2.0%
Israel Chemicals Ltd.	200,600	2,562,164
Common Stocks - continued
	Shares	Value
Israel - continued
Partner Communications Co. Ltd. ADR (d)	122,100	$ 2,533,575
Teva Pharmaceutical Industries Ltd. sponsored ADR	78,100	3,595,724
TOTAL ISRAEL		8,691,463
Italy - 2.2%
Fiat SpA	128,900	3,016,516
Finmeccanica SpA	83,400	2,493,191
UniCredit SpA	562,700	4,155,733
TOTAL ITALY		9,665,440
Japan - 12.9%
Asahi Glass Co. Ltd.	180,000	2,241,324
Japan Tobacco, Inc.	1,006	5,279,301
Konica Minolta Holdings, Inc.	167,000	2,677,843
Mitsubishi Corp.	187,800	4,910,035
Mitsubishi Estate Co. Ltd.	161,000	4,269,915
Mitsui & Co. Ltd.	238,000	4,756,419
NGK Insulators Ltd.	120,000	3,092,260
Nikon Corp.	88,000	2,400,075
Nintendo Co. Ltd.	9,700	4,791,800
ORIX Corp.	19,560	3,320,399
Sony Corp.	73,200	3,476,268
Sumitomo Mitsui Financial Group, Inc.	869	6,848,698
Terumo Corp.	46,500	2,532,070
Toyota Motor Corp. sponsored ADR	64,400	6,990,620
TOTAL JAPAN		57,587,027
Korea (South) - 2.6%
Hyundai Heavy Industries Co. Ltd.	3,840	1,269,354
KT&G Corp.	34,190	2,934,141
NHN Corp. (a)	13,346	2,827,991
Pusan Bank	161,360	2,188,279
SK Energy Co. Ltd.	21,340	2,566,180
TOTAL KOREA (SOUTH)		11,785,945
Luxembourg - 0.5%
Evraz Group SA GDR	30,700	2,231,890
Malaysia - 0.5%
Public Bank BHD	681,100	2,399,796
Mexico - 1.6%
America Movil SAB de CV Series L sponsored ADR	72,600	4,349,466
Desarrolladora Homex Sab de CV (a)	315,800	2,912,721
TOTAL MEXICO		7,262,187
Netherlands - 1.3%
Heineken NV (Bearer)	48,400	2,691,040
Koninklijke KPN NV	177,800	3,227,452
TOTAL NETHERLANDS		5,918,492

	Shares	Value
Norway - 1.1%
Petroleum Geo-Services ASA	98,800	$ 2,123,212
Yara International ASA	53,600	2,606,934
TOTAL NORWAY		4,730,146
Russia - 2.9%
Lukoil Oil Co. sponsored ADR	39,000	2,716,350
OAO Gazprom sponsored ADR	146,005	7,125,044
Sberbank (Savings Bank of the Russian Federation) GDR	6,500	3,018,747
TOTAL RUSSIA		12,860,141
South Africa - 2.1%
African Bank Investments Ltd.	604,134	2,276,924
African Rainbow Minerals Ltd.	107,800	2,192,674
Exxaro Resources Ltd.	181,453	2,769,583
Murray & Roberts Holdings Ltd.	167,800	1,947,459
TOTAL SOUTH AFRICA		9,186,640
Spain - 2.8%
Grifols SA	122,993	3,005,325
Grupo Acciona SA	9,000	2,294,136
Telefonica SA	249,300	7,296,180
TOTAL SPAIN		12,595,641
Switzerland - 7.6%
ABB Ltd. (Reg.)	170,257	4,257,978
Roche Holding AG (participation certificate)	32,913	6,020,446
Sonova Holding AG	23,070	2,062,143
Swiss Life Holding	11,862	2,880,463
Syngenta AG (Switzerland)	10,322	2,721,911
The Swatch Group AG (Reg.)	51,168	2,683,492
UBS AG (NY Shares)	172,400	7,118,396
Zurich Financial Services AG (Reg.)	22,049	6,312,738
TOTAL SWITZERLAND		34,057,567
Taiwan - 1.8%
Acer, Inc.	1,668,000	2,616,361
AU Optronics Corp. sponsored ADR (d)	162,600	2,697,534
Taiwan Mobile Co. Ltd.	1,825	2,638,159
TOTAL TAIWAN		7,952,054
Thailand - 0.5%
Siam Commercial Bank PCL (For. Reg.)	1,023,400	2,354,780
United Kingdom - 16.5%
BAE Systems PLC	351,100	3,270,817
BG Group PLC	215,700	4,715,202
British American Tobacco PLC	173,500	6,129,755
Cairn Energy PLC	67,900	3,487,018
Imperial Tobacco Group PLC	51,200	2,504,516
International Power PLC	329,500	2,630,721
Man Group plc	319,900	3,522,205
Meggitt PLC	462,600	2,646,805
Reckitt Benckiser Group PLC	64,700	3,389,072
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Rio Tinto PLC sponsored ADR	16,300	$ 6,633,285
Royal Dutch Shell PLC Class A (United Kingdom)	223,300	8,005,807
Standard Chartered PLC (United Kingdom)	158,700	5,321,888
Tesco PLC	747,700	6,250,600
Unilever PLC	101,900	3,342,320
Vodafone Group PLC sponsored ADR	216,500	7,534,200
Xstrata PLC	57,600	4,434,913
TOTAL UNITED KINGDOM		73,819,124
United States of America - 0.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	26,400	2,350,392
TOTAL COMMON STOCKS (Cost $463,393,897)		439,149,170
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	13,315,041	$ 13,315,041
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	4,078,325	4,078,325
TOTAL MONEY MARKET FUNDS (Cost $17,393,366)		17,393,366
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $480,787,263)	456,542,536
NET OTHER ASSETS - (2.3)%	(10,198,004)
NET ASSETS - 100%	$ 446,344,532
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 443,084
Fidelity Securities Lending Cash Central Fund	85,415
Total	$ 528,499
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $481,678,677. Net unrealized depreciation aggregated $25,136,141, of which $9,562,559 related to appreciated investment securities and $34,698,700 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Canada Fund

January 31, 2008

1.813011.103

CAN-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
CONSUMER DISCRETIONARY - 5.1%
Hotels, Restaurants & Leisure - 0.7%
Great Canadian Gaming Corp. (a)	1,100,000	$ 14,194,609
Tim Hortons, Inc.	500,000	17,125,000
		31,319,609
Media - 2.4%
Aeroplan Income Fund	668,200	13,583,060
Aeroplan Income Fund (a)(f)	31,800	646,425
Corus Entertainment, Inc. Class B (non-vtg.)	1,050,000	22,777,639
Quebecor, Inc. Class B (sub. vtg.)	1,000,000	31,528,075
Yellow Pages Income Fund (e)	3,000,000	35,902,546
		104,437,745
Multiline Retail - 0.3%
Canadian Tire Corp. Ltd. Class A (non-vtg.) (e)	175,000	11,240,596
Textiles, Apparel & Luxury Goods - 1.7%
Gildan Activewear, Inc. (a)	2,000,000	73,917,593
TOTAL CONSUMER DISCRETIONARY		220,915,543
CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 2.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,250,000	21,087,639
Metro, Inc. Class A (sub. vtg.)	700,000	16,566,190
Shoppers Drug Mart Corp.	1,300,000	63,604,205
		101,258,034
Food Products - 1.4%
Bunge Ltd.	190,000	22,509,300
Saskatchewan Wheat Pool, Inc. (a)	2,026,500	23,585,790
Saskatchewan Wheat Pool, Inc. (a)(f)	1,273,500	14,821,862
		60,916,952
TOTAL CONSUMER STAPLES		162,174,986
ENERGY - 26.1%
Energy Equipment & Services - 0.2%
Flint Energy Services Ltd. (a)	400,000	6,576,653
Oil, Gas & Consumable Fuels - 25.9%
AltaGas Income Trust	700,000	16,287,181
Cameco Corp.	950,000	32,185,741
Canadian Natural Resources Ltd.	2,250,000	143,961,437
Canadian Oil Sands Trust	2,150,000	81,410,991
Duvernay Oil Corp. (a)	350,000	10,916,247
EnCana Corp.	2,500,000	164,889,642
Galleon Energy, Inc. Class A (a)	700,000	10,016,442
Husky Energy, Inc.	1,400,000	58,020,029
Keyera Facilities Income Fund	1,000,000	17,587,564
Nexen, Inc.	1,550,000	44,389,418
Niko Resources Ltd.	500,000	42,404,464
Niko Resources Ltd. (f)	20,000	1,696,179

	Shares	Value
Petro-Canada	1,450,000	$ 65,929,451
Suncor Energy, Inc.	2,100,000	197,538,736
Talisman Energy, Inc.	3,000,000	47,411,689
TransCanada Corp.	4,050,000	159,691,595
Uranium One, Inc. (a)	1,550,000	10,780,728
Valero Energy Corp.	250,000	14,797,500
		1,119,915,034
TOTAL ENERGY		1,126,491,687
FINANCIALS - 23.0%
Capital Markets - 0.3%
CI Financial Income Fund (e)	700,000	15,136,266
Commercial Banks - 13.4%
Bank of Montreal (e)	2,300,000	130,063,275
Canadian Imperial Bank of Commerce	500,000	36,495,441
National Bank of Canada	1,000,000	50,351,253
Royal Bank of Canada (e)	3,400,000	171,600,817
Toronto-Dominion Bank	2,825,000	191,448,608
		579,959,394
Diversified Financial Services - 0.8%
Onex Corp. (sub. vtg.)	400,000	12,033,282
TSX Group, Inc.	450,000	20,626,775
		32,660,057
Insurance - 6.5%
ING Canada, Inc.	550,000	18,907,877
Manulife Financial Corp.	4,600,000	173,356,584
Power Corp. of Canada (sub. vtg.)	1,200,000	42,568,880
Sun Life Financial, Inc.	950,000	47,000,648
		281,833,989
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc. Class A	1,900,000	62,649,525
Brookfield Properties Corp.	1,100,000	22,341,010
		84,990,535
TOTAL FINANCIALS		994,580,241
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Noveko International, Inc. (a)	1,750,000	14,403,866
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.9%
Bombardier, Inc. Class B (sub. vtg.) (a)	17,750,000	87,551,692
CAE, Inc.	3,000,000	33,720,293
Mecachrome International, Inc. (a)(f)	400,000	3,726,770
		124,998,755
Commercial Services & Supplies - 0.4%
Garda World Security Corp. (a)	1,100,000	16,014,150
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 3.4%
SNC-Lavalin Group, Inc.	3,400,000	$ 146,292,661
Road & Rail - 0.8%
Canadian National Railway Co.	550,000	27,846,644
TransForce Income Fund	800,000	7,413,681
		35,260,325
Trading Companies & Distributors - 0.9%
Finning International, Inc.	1,500,000	39,355,289
TOTAL INDUSTRIALS		361,921,180
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 3.4%
Research In Motion Ltd. (a)	1,550,000	145,514,009
Electronic Equipment & Instruments - 0.1%
Miranda Technologies, Inc. (a)	613,700	6,396,594
Internet Software & Services - 1.8%
Google, Inc. Class A (sub. vtg.) (a)	100,000	56,430,000
Open Text Corp. (a)	650,000	20,175,876
		76,605,876
IT Services - 0.4%
CGI Group, Inc. Class A (sub. vtg.) (a)	2,000,000	20,028,897
Software - 0.7%
MacDonald Dettwiler & Associates Ltd. (a)	650,000	29,256,639
TOTAL INFORMATION TECHNOLOGY		277,802,015
MATERIALS - 14.1%
Chemicals - 4.7%
Agrium, Inc.	325,000	20,966,070
Potash Corp. of Saskatchewan, Inc.	1,300,000	183,144,008
		204,110,078
Metals & Mining - 9.4%
B2Gold Corp.	3,597,200	6,631,279
Barrick Gold Corp.	1,350,000	69,696,079
Fording Canadian Coal Trust	450,000	20,178,367
Goldcorp, Inc.	3,150,000	117,204,923
Harry Winston Diamond Corp.	350,000	8,631,857
Kinross Gold Corp. (a)	4,000,000	88,286,583
Orezone Resources, Inc. Class A (a)	10,000,000	14,249,415
Shore Gold, Inc. (a)	3,000,000	10,911,265
Yamana Gold, Inc.	4,100,000	68,023,517
		403,813,285
TOTAL MATERIALS		607,923,363

	Shares	Value
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 2.1%
BCE, Inc.	1,850,000	$ 64,355,040
TELUS Corp. (non-vtg.)	600,000	25,230,432
		89,585,472
Wireless Telecommunication Services - 3.1%
American Tower Corp. Class A (a)	325,000	12,197,250
Rogers Communications, Inc. Class B (non-vtg.)	3,200,000	122,413,432
		134,610,682
TOTAL TELECOMMUNICATION SERVICES		224,196,154
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield Infrastructure Partners LP	76,000	1,596,000
TOTAL COMMON STOCKS (Cost $2,928,540,225)		3,992,005,035
Government Obligations - 1.8%
Principal Amount (d)
Canadian Government Treasury Bills 3.4108% to 3.9712% 2/7/08 to 5/1/08 (Cost $80,160,210)	CAD	79,850,000	79,213,664
Money Market Funds - 11.6%
	Shares
Fidelity Cash Central Fund, 3.79% (b)	252,249,076	252,249,076
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	247,985,250	247,985,250
TOTAL MONEY MARKET FUNDS (Cost $500,234,326)		500,234,326
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $3,508,934,761)	4,571,453,025
NET OTHER ASSETS - (5.8)%	(249,317,503)
NET ASSETS - 100%	$ 4,322,135,522
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,891,236 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,924,026
Fidelity Securities Lending Cash Central Fund	1,467,532
Total	$ 3,391,558
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,518,004,680. Net unrealized appreciation aggregated $1,053,448,345, of which $1,175,274,476 related to appreciated investment securities and $121,826,131 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Canada Fund

January 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Canada Fund

1.855814.100

ACAN-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value
CONSUMER DISCRETIONARY - 5.1%
Hotels, Restaurants & Leisure - 0.7%
Great Canadian Gaming Corp. (a)	1,100,000	$ 14,194,609
Tim Hortons, Inc.	500,000	17,125,000
		31,319,609
Media - 2.4%
Aeroplan Income Fund	668,200	13,583,060
Aeroplan Income Fund (a)(f)	31,800	646,425
Corus Entertainment, Inc. Class B (non-vtg.)	1,050,000	22,777,639
Quebecor, Inc. Class B (sub. vtg.)	1,000,000	31,528,075
Yellow Pages Income Fund (e)	3,000,000	35,902,546
		104,437,745
Multiline Retail - 0.3%
Canadian Tire Corp. Ltd. Class A (non-vtg.) (e)	175,000	11,240,596
Textiles, Apparel & Luxury Goods - 1.7%
Gildan Activewear, Inc. (a)	2,000,000	73,917,593
TOTAL CONSUMER DISCRETIONARY		220,915,543
CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 2.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,250,000	21,087,639
Metro, Inc. Class A (sub. vtg.)	700,000	16,566,190
Shoppers Drug Mart Corp.	1,300,000	63,604,205
		101,258,034
Food Products - 1.4%
Bunge Ltd.	190,000	22,509,300
Saskatchewan Wheat Pool, Inc. (a)	2,026,500	23,585,790
Saskatchewan Wheat Pool, Inc. (a)(f)	1,273,500	14,821,862
		60,916,952
TOTAL CONSUMER STAPLES		162,174,986
ENERGY - 26.1%
Energy Equipment & Services - 0.2%
Flint Energy Services Ltd. (a)	400,000	6,576,653
Oil, Gas & Consumable Fuels - 25.9%
AltaGas Income Trust	700,000	16,287,181
Cameco Corp.	950,000	32,185,741
Canadian Natural Resources Ltd.	2,250,000	143,961,437
Canadian Oil Sands Trust	2,150,000	81,410,991
Duvernay Oil Corp. (a)	350,000	10,916,247
EnCana Corp.	2,500,000	164,889,642
Galleon Energy, Inc. Class A (a)	700,000	10,016,442
Husky Energy, Inc.	1,400,000	58,020,029
Keyera Facilities Income Fund	1,000,000	17,587,564
Nexen, Inc.	1,550,000	44,389,418
Niko Resources Ltd.	500,000	42,404,464
Niko Resources Ltd. (f)	20,000	1,696,179

	Shares	Value
Petro-Canada	1,450,000	$ 65,929,451
Suncor Energy, Inc.	2,100,000	197,538,736
Talisman Energy, Inc.	3,000,000	47,411,689
TransCanada Corp.	4,050,000	159,691,595
Uranium One, Inc. (a)	1,550,000	10,780,728
Valero Energy Corp.	250,000	14,797,500
		1,119,915,034
TOTAL ENERGY		1,126,491,687
FINANCIALS - 23.0%
Capital Markets - 0.3%
CI Financial Income Fund (e)	700,000	15,136,266
Commercial Banks - 13.4%
Bank of Montreal (e)	2,300,000	130,063,275
Canadian Imperial Bank of Commerce	500,000	36,495,441
National Bank of Canada	1,000,000	50,351,253
Royal Bank of Canada (e)	3,400,000	171,600,817
Toronto-Dominion Bank	2,825,000	191,448,608
		579,959,394
Diversified Financial Services - 0.8%
Onex Corp. (sub. vtg.)	400,000	12,033,282
TSX Group, Inc.	450,000	20,626,775
		32,660,057
Insurance - 6.5%
ING Canada, Inc.	550,000	18,907,877
Manulife Financial Corp.	4,600,000	173,356,584
Power Corp. of Canada (sub. vtg.)	1,200,000	42,568,880
Sun Life Financial, Inc.	950,000	47,000,648
		281,833,989
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc. Class A	1,900,000	62,649,525
Brookfield Properties Corp.	1,100,000	22,341,010
		84,990,535
TOTAL FINANCIALS		994,580,241
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Noveko International, Inc. (a)	1,750,000	14,403,866
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.9%
Bombardier, Inc. Class B (sub. vtg.) (a)	17,750,000	87,551,692
CAE, Inc.	3,000,000	33,720,293
Mecachrome International, Inc. (a)(f)	400,000	3,726,770
		124,998,755
Commercial Services & Supplies - 0.4%
Garda World Security Corp. (a)	1,100,000	16,014,150
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 3.4%
SNC-Lavalin Group, Inc.	3,400,000	$ 146,292,661
Road & Rail - 0.8%
Canadian National Railway Co.	550,000	27,846,644
TransForce Income Fund	800,000	7,413,681
		35,260,325
Trading Companies & Distributors - 0.9%
Finning International, Inc.	1,500,000	39,355,289
TOTAL INDUSTRIALS		361,921,180
INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 3.4%
Research In Motion Ltd. (a)	1,550,000	145,514,009
Electronic Equipment & Instruments - 0.1%
Miranda Technologies, Inc. (a)	613,700	6,396,594
Internet Software & Services - 1.8%
Google, Inc. Class A (sub. vtg.) (a)	100,000	56,430,000
Open Text Corp. (a)	650,000	20,175,876
		76,605,876
IT Services - 0.4%
CGI Group, Inc. Class A (sub. vtg.) (a)	2,000,000	20,028,897
Software - 0.7%
MacDonald Dettwiler & Associates Ltd. (a)	650,000	29,256,639
TOTAL INFORMATION TECHNOLOGY		277,802,015
MATERIALS - 14.1%
Chemicals - 4.7%
Agrium, Inc.	325,000	20,966,070
Potash Corp. of Saskatchewan, Inc.	1,300,000	183,144,008
		204,110,078
Metals & Mining - 9.4%
B2Gold Corp.	3,597,200	6,631,279
Barrick Gold Corp.	1,350,000	69,696,079
Fording Canadian Coal Trust	450,000	20,178,367
Goldcorp, Inc.	3,150,000	117,204,923
Harry Winston Diamond Corp.	350,000	8,631,857
Kinross Gold Corp. (a)	4,000,000	88,286,583
Orezone Resources, Inc. Class A (a)	10,000,000	14,249,415
Shore Gold, Inc. (a)	3,000,000	10,911,265
Yamana Gold, Inc.	4,100,000	68,023,517
		403,813,285
TOTAL MATERIALS		607,923,363

	Shares	Value
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 2.1%
BCE, Inc.	1,850,000	$ 64,355,040
TELUS Corp. (non-vtg.)	600,000	25,230,432
		89,585,472
Wireless Telecommunication Services - 3.1%
American Tower Corp. Class A (a)	325,000	12,197,250
Rogers Communications, Inc. Class B (non-vtg.)	3,200,000	122,413,432
		134,610,682
TOTAL TELECOMMUNICATION SERVICES		224,196,154
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield Infrastructure Partners LP	76,000	1,596,000
TOTAL COMMON STOCKS (Cost $2,928,540,225)		3,992,005,035
Government Obligations - 1.8%
Principal Amount (d)
Canadian Government Treasury Bills 3.4108% to 3.9712% 2/7/08 to 5/1/08 (Cost $80,160,210)	CAD	79,850,000	79,213,664
Money Market Funds - 11.6%
	Shares
Fidelity Cash Central Fund, 3.79% (b)	252,249,076	252,249,076
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	247,985,250	247,985,250
TOTAL MONEY MARKET FUNDS (Cost $500,234,326)		500,234,326
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $3,508,934,761)	4,571,453,025
NET OTHER ASSETS - (5.8)%	(249,317,503)
NET ASSETS - 100%	$ 4,322,135,522
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,891,236 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,924,026
Fidelity Securities Lending Cash Central Fund	1,467,532
Total	$ 3,391,558
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,518,004,680. Net unrealized appreciation aggregated $1,053,448,345, of which $1,175,274,476 related to appreciated investment securities and $121,826,131 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® China Region Fund

January 31, 2008

1.813032.103

HKC-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Distributors - 3.2%
Li & Fung Ltd.	12,260,600	$ 45,599,189
Diversified Consumer Services - 0.5%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	131,000	7,421,150
Hotels, Restaurants & Leisure - 0.6%
Ctrip.com International Ltd. sponsored ADR	177,300	8,095,518
Leisure Equipment & Products - 0.8%
Li Ning Co. Ltd.	4,210,000	11,743,262
Media - 2.0%
Focus Media Holding Ltd. ADR (a)(d)	582,800	28,003,540
Multiline Retail - 2.3%
Far East Department Stores Co. Ltd.	13,883,240	19,535,057
Parkson Retail Group Ltd.	1,625,000	13,921,218
		33,456,275
Specialty Retail - 4.0%
Esprit Holdings Ltd.	4,415,500	57,080,507
Textiles, Apparel & Luxury Goods - 0.7%
China Dongxiang Group Co. Ltd.	11,270,000	6,836,479
Ports Design Ltd.	1,097,500	3,166,901
		10,003,380
TOTAL CONSUMER DISCRETIONARY		201,402,821
CONSUMER STAPLES - 0.8%
Beverages - 0.5%
Yantai Changyu Pioneer Wine Co. (B Shares)	883,663	6,264,726
Food Products - 0.3%
Unified-President Enterprises Corp.	3,573,080	4,413,182
TOTAL CONSUMER STAPLES		10,677,908
ENERGY - 10.7%
Energy Equipment & Services - 1.1%
China Oilfield Services Ltd. (H Shares)	8,872,000	16,202,384
Oil, Gas & Consumable Fuels - 9.6%
China Coal Energy Co. Ltd. (H Shares)	2,857,000	6,551,265
China Shenhua Energy Co. Ltd. (H Shares)	6,530,000	33,498,131
CNOOC Ltd.	25,925,000	37,780,503
PetroChina Co. Ltd. (H Shares)	13,740,000	19,542,402
PT Bumi Resources Tbk	48,585,000	33,651,914
Straits Asia Resources Ltd.	2,824,000	6,756,076
		137,780,291
TOTAL ENERGY		153,982,675
FINANCIALS - 23.7%
Commercial Banks - 4.8%
Bank of East Asia Ltd.	2,257,800	12,783,906

	Shares	Value
China Construction Bank Corp. (H Shares)	22,544,000	$ 15,583,577
China Merchants Bank Co. Ltd. (H Shares)	1,304,500	4,533,783
Hang Seng Bank Ltd.	1,052,300	20,675,010
Industrial & Commercial Bank of China	26,529,000	15,752,492
		69,328,768
Diversified Financial Services - 4.2%
Fuhwa Financial Holding Co. Ltd. (a)	24,067,000	18,438,987
Hong Kong Exchanges & Clearing Ltd.	1,715,500	35,377,258
Singapore Exchange Ltd.	946,000	6,409,033
		60,225,278
Insurance - 2.5%
China Life Insurance Co. Ltd. (H Shares)	7,540,000	28,023,667
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	993,000	6,902,333
		34,926,000
Real Estate Management & Development - 12.2%
Cathay Real Estate Development Co. Ltd.	7,764,000	4,858,909
Cheung Kong Holdings Ltd.	2,018,000	32,531,481
Hang Lung Properties Ltd.	4,973,000	19,356,399
Hong Kong Land Holdings Ltd.	1,736,000	8,159,200
Kerry Properties Ltd.	2,727,191	18,064,805
New World Development Co. Ltd.	11,094,000	33,577,439
Sino Land Co.	3,486,000	10,506,127
Sinyi Realty, Inc.	989,245	2,812,808
Sun Hung Kai Properties Ltd.	2,045,000	39,995,447
Swire Pacific Ltd. (A Shares)	393,500	5,349,313
		175,211,928
TOTAL FINANCIALS		339,691,974
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
China Medical Technologies, Inc. sponsored ADR (d)	185,100	8,823,717
Mindray Medical International Ltd. sponsored ADR	130,500	4,450,050
		13,273,767
INDUSTRIALS - 6.5%
Construction & Engineering - 2.7%
China Communications Construction Co. Ltd. (H Shares)	16,561,000	39,122,228
Electrical Equipment - 0.2%
BYD Co. Ltd. (H Shares)	128,500	708,629
Dongfang Electric Corp. Ltd.	420,000	2,477,733
		3,186,362
Industrial Conglomerates - 2.6%
Far Eastern Textile Ltd.	12,723,000	17,648,477
Hutchison Whampoa Ltd.	2,027,000	20,006,490
		37,654,967
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 1.0%
Cosco Corp. Singapore Ltd.	4,308,000	$ 13,529,005
TOTAL INDUSTRIALS		93,492,562
INFORMATION TECHNOLOGY - 8.4%
Electronic Equipment & Instruments - 3.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,854,543	36,793,478
Synnex Technology International Corp.	5,495,150	11,272,199
		48,065,677
Internet Software & Services - 4.3%
Baidu.com, Inc. sponsored ADR (a)	77,200	21,612,140
Pacific Online Ltd.	1,661,000	408,995
Sina Corp. (a)	348,700	13,843,390
Tencent Holdings Ltd.	4,343,000	25,648,789
		61,513,314
Semiconductors & Semiconductor Equipment - 0.8%
MediaTek, Inc.	1,089,810	10,856,292
TOTAL INFORMATION TECHNOLOGY		120,435,283
MATERIALS - 17.2%
Chemicals - 7.6%
Formosa Plastics Corp.	5,261,000	12,060,992
Incitec Pivot Ltd.	352,513	37,926,533
Nan Ya Plastics Corp.	6,879,000	13,801,731
Sinofert Holdings Ltd.	10,132,000	8,043,281
Taiwan Fertilizer Co. Ltd.	11,471,000	37,217,261
		109,049,798
Construction Materials - 2.6%
Anhui Conch Cement Co. Ltd. (H Shares)	3,722,000	19,904,892
Taiwan Cement Corp.	13,131,600	17,065,160
TCC International Holdings Ltd. (a)	1,186,000	863,934
		37,833,986
Metals & Mining - 6.4%
China Steel Corp.	11,009,380	15,572,248
Lihir Gold Ltd. (a)	5,214,026	17,391,582
Mount Gibson Iron Ltd. (a)(d)	5,269,910	12,332,941
Parkson Holdings Bhd	4,787,500	11,393,525
Rio Tinto Ltd.	156,158	17,222,346
Zijin Mining Group Co. Ltd. (H Shares)	14,814,000	17,478,637
		91,391,279
Paper & Forest Products - 0.6%
Sino-Forest Corp. (a)	427,900	7,862,564
TOTAL MATERIALS		246,137,627

	Shares	Value
TELECOMMUNICATION SERVICES - 12.0%
Diversified Telecommunication Services - 0.9%
China Telecom Corp. Ltd. (H Shares)	18,448,000	$ 13,301,008
Wireless Telecommunication Services - 11.1%
China Mobile (Hong Kong) Ltd.	9,192,000	138,983,041
China Unicom Ltd.	8,548,000	20,267,308
		159,250,349
TOTAL TELECOMMUNICATION SERVICES		172,551,357
UTILITIES - 0.9%
Electric Utilities - 0.7%
CLP Holdings Ltd.	1,216,000	9,622,017
Gas Utilities - 0.2%
Xinao Gas Holdings Ltd.	2,008,000	3,862,801
TOTAL UTILITIES		13,484,818
TOTAL COMMON STOCKS (Cost $1,269,929,739)		1,365,130,792
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 3.79% (b)	75,148,259	75,148,259
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	36,561,715	36,561,715
TOTAL MONEY MARKET FUNDS (Cost $111,709,974)		111,709,974
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,381,639,713)	1,476,840,766
NET OTHER ASSETS - (3.0)%	(42,403,760)
NET ASSETS - 100%	$ 1,434,437,006
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 645,806
Fidelity Securities Lending Cash Central Fund	56,183
Total	$ 701,989
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,383,694,249. Net unrealized appreciation aggregated $93,146,517, of which $202,195,964 related to appreciated investment securities and $109,049,447 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Diversified International Fund

January 31, 2008

1.813063.103

DIF-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 3.5%
Aristocrat Leisure Ltd. (d)	3,750,000	$ 33,288,131
Babcock & Brown Ltd.	4,750,000	76,450,620
BHP Billiton Ltd. sponsored ADR (d)	4,476,492	302,476,564
Brambles Ltd.	13,500,000	129,157,949
Brambles Ltd. unit	7,500,000	70,507,210
Cochlear Ltd.	1,300,000	81,303,738
Commonwealth Bank of Australia	2,000,000	88,589,020
Computershare Ltd.	20,000,000	142,029,359
CSL Ltd.	15,900,000	487,010,065
Macquarie Group Ltd.	750,000	43,711,687
National Australia Bank Ltd.	2,500,000	77,560,225
QBE Insurance Group Ltd.	9,500,000	236,805,264
TOTAL AUSTRALIA		1,768,889,832
Austria - 0.0%
Raiffeisen International Bank Holding AG	129,922	16,597,170
Belgium - 0.6%
Fortis	2,300,000	51,452,631
InBev SA	2,330,000	192,320,094
Nyrstar SA/NV	2,100,000	40,843,543
TOTAL BELGIUM		284,616,268
Bermuda - 0.2%
Brookfield Infrastructure Partners LP	180,000	3,780,000
Clear Media Ltd. (a)	22,325,000	18,896,562
Genesis Lease Ltd. ADR	269,800	5,422,980
Ports Design Ltd.	2,000,000	5,771,117
Willis Group Holdings Ltd.	1,700,000	59,908,000
TOTAL BERMUDA		93,778,659
Brazil - 1.6%
Banco Nossa Caixa SA	1,000,000	13,303,013
Bolsa de Mercadorias & Futuros - BM&F SA	3,400,000	30,636,725
Bovespa Holding SA	1,320,000	19,383,513
Cosan SA Industria e Comercio	3,174,893	49,617,856
Cyrela Brazil Realty SA	2,600,000	33,922,683
Cyrela Commercial Properties SA Empreendimentos e Participaçöes	520,000	3,251,848
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	450,000	41,989,500
sponsored ADR	1,400,000	155,596,000
Redecard SA	2,000,000	29,562,251
Uniao de Bancos Brasileiros SA (Unibanco) GDR	2,900,000	379,320,000
Vivo Participacoes SA (PN) sponsored ADR	7,500,000	44,025,000
TOTAL BRAZIL		800,608,389
Canada - 7.0%
BCE, Inc.	3,000,000	104,359,524
Bombardier, Inc. Class B (sub. vtg.) (a)	2,500,000	12,331,224

	Shares	Value
Brookfield Asset Management, Inc. Class A	4,500,000	$ 148,380,454
Canadian National Railway Co.	875,000	44,301,480
Canadian Natural Resources Ltd.	9,700,000	620,633,750
Canadian Pacific Railway Ltd.	1,500,000	100,204,275
EnCana Corp.	6,500,000	428,713,069
Flint Energy Services Ltd. (a)(e)	2,500,000	41,104,081
Niko Resources Ltd. (e)	3,900,000	330,754,820
OZ Optics Ltd. unit (g)	102,000	1,231,650
Petrobank Energy & Resources Ltd. (a)	1,400,000	70,352,250
Potash Corp. of Saskatchewan, Inc.	2,200,000	309,936,013
Power Corp. of Canada (sub. vtg.)	3,800,000	134,801,455
Research In Motion Ltd. (a)	2,300,000	215,924,014
Rogers Communications, Inc. Class B (non-vtg.)	3,000,000	114,762,593
Shoppers Drug Mart Corp.	1,200,000	58,711,574
Silver Wheaton Corp. (a)	6,851,700	105,620,866
SNC-Lavalin Group, Inc.	4,300,000	185,017,189
Suncor Energy, Inc.	2,850,000	268,088,287
Talisman Energy, Inc.	1,000,000	15,803,896
TransCanada Corp.	500,000	19,715,012
Trican Well Service Ltd. (e)	7,000,000	95,072,493
Ultra Petroleum Corp. (a)	800,000	55,040,000
Westernzagros Resources Ltd. (a)	7,000,000	14,996,762
Yamana Gold, Inc.	1,478,900	24,536,580
TOTAL CANADA		3,520,393,311
Cayman Islands - 0.2%
Lee & Man Paper Manufacturing Ltd.	9,000,000	20,083,489
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	1,578,500	86,391,305
TOTAL CAYMAN ISLANDS		106,474,794
China - 0.2%
China Telecom Corp. Ltd. sponsored ADR (d)	1,000,000	72,100,000
Global Bio-Chem Technology Group Co. Ltd.	39,999,600	12,824,577
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,000,000	1,687,731
TOTAL CHINA		86,612,308
Czech Republic - 0.2%
Ceske Energeticke Zavody AS	1,400,000	94,447,618
Denmark - 0.3%
Novo Nordisk AS Series B	32,200	2,031,836
Novozymes AS Series B	1,700,000	132,373,128
William Demant Holding AS (a)	70,411	4,788,434
TOTAL DENMARK		139,193,398
Egypt - 0.1%
Orascom Construction Industries SAE GDR	150,000	30,975,000
Common Stocks - continued
	Shares	Value
Finland - 1.5%
Neste Oil Oyj	650,000	$ 20,875,224
Nokia Corp. sponsored ADR	19,350,000	714,982,500
TOTAL FINLAND		735,857,724
France - 8.3%
Accor SA	1,300,000	99,727,363
Alstom SA	1,650,300	333,313,902
AXA SA sponsored ADR	7,500,000	257,400,000
bioMerieux SA	300,000	30,218,414
BNP Paribas SA	1,500,000	148,816,427
Bouygues SA	2,950,000	227,481,238
Cap Gemini SA	5,087,553	277,248,523
CNP Assurances	800,000	97,844,725
Compagnie Generale de Geophysique SA (a)	150,000	35,094,322
Dassault Aviation SA	36,265	30,785,232
Electricite de France	3,926,900	409,627,372
Essilor International SA	2,400,000	139,126,178
Financiere Marc de Lacharriere SA (Fimalac) (d)	1,400,000	72,247,991
Gaz de France	1,000,000	54,233,957
Groupe Danone	1,500,000	121,875,000
Ipsen SA	500,000	27,869,263
L'Air Liquide SA	24,400	3,385,500
L'Oreal SA	1,200,000	147,000,000
LVMH Moet Hennessy - Louis Vuitton	1,450,000	148,930,046
Neopost SA	800,000	81,263,127
Nexans SA	622,406	68,792,441
Pernod Ricard SA	2,200,000	234,082,913
Renault SA	1,875,900	214,144,725
Sanofi-Aventis sponsored ADR	1,400,000	57,246,000
Societe Generale Series A	1,200,000	150,760,310
Sodexho Alliance SA (d)	199,696	10,867,711
Suez SA (France)	1,769,900	107,078,950
Total SA:
Series B	53,800	3,915,564
sponsored ADR	600,000	43,668,000
Veolia Environnement	2,613,341	214,994,410
Vinci SA	4,000,000	273,510,594
Vivendi	1,000,000	40,302,351
TOTAL FRANCE		4,162,852,549
Germany - 10.7%
Adidas-Salomon AG	2,939,000	187,484,462
Allianz AG sponsored ADR	22,000,000	392,480,000
BASF AG	200,000	26,080,000
Bayer AG	9,276,710	760,690,219
Bayerische Motoren Werke AG (BMW) (d)	1,400,000	76,891,864
Continental AG	3,100,000	321,928,931
DaimlerChrysler AG	1,600,300	125,191,469
Deutsche Boerse AG	975,000	170,631,298

	Shares	Value
E.ON AG	38,480	$ 7,153,782
E.ON AG sponsored ADR	15,200,000	932,520,000
Fresenius AG	2,400,000	191,600,284
GEA Group AG (a)	4,500,000	139,076,900
Gerresheimer AG	1,000,000	51,248,463
GFK AG	1,600,000	58,682,032
Henkel KGaA	600,270	25,127,923
Hochtief AG	20,000	2,014,205
K&S AG	730,860	184,913,161
Linde AG	3,043,986	397,259,564
MAN AG	600,000	73,977,357
MTU Aero Engines Holding AG	317,190	17,005,884
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,300,000	233,603,168
Q-Cells AG (a)	1,100,000	103,507,966
Siemens AG:
(Reg.)	21,600	2,803,680
sponsored ADR (d)	6,150,000	798,270,000
SolarWorld AG	1,200,000	53,211,924
Wacker Chemie AG	100,000	21,777,257
TOTAL GERMANY		5,355,131,793
Greece - 0.4%
Coca-Cola Hellenic Bottling Co. SA:
(Bearer)	375,000	15,834,767
sponsored ADR	1,800,000	76,464,000
National Bank of Greece SA	1,100,000	67,243,186
Public Power Corp. of Greece	600,000	28,141,205
TOTAL GREECE		187,683,158
Hong Kong - 1.0%
China Mobile (Hong Kong) Ltd. sponsored ADR	3,200,000	241,920,000
Cosco Pacific Ltd.	6,000,000	11,988,535
Esprit Holdings Ltd.	11,810,000	152,671,450
Hutchison Whampoa Ltd.	5,000,000	49,350,000
Sun Hung Kai Properties Ltd.	2,500,000	48,894,190
TOTAL HONG KONG		504,824,175
India - 2.8%
Bajaj Auto Ltd.	600,000	36,034,368
Bharti Airtel Ltd. (a)	600,000	13,118,890
HDFC Bank Ltd.	100,000	3,995,799
Infosys Technologies Ltd.	7,000,000	267,142,307
Infosys Technologies Ltd. sponsored ADR	2,410,000	99,774,000
Reliance Industries Ltd.	6,850,000	432,292,889
Satyam Computer Services Ltd.	19,000,000	189,951,626
State Bank of India	4,000,000	244,605,321
State Bank of India rights 4/4/08 (a)	800,000	11,758,656
Tata Consultancy Services Ltd.	5,000,000	111,220,721
TOTAL INDIA		1,409,894,577
Common Stocks - continued
	Shares	Value
Indonesia - 0.0%
PT Bumi Resources Tbk	12,091,000	$ 8,374,710
Ireland - 0.9%
CRH PLC	4,500,000	170,874,855
IAWS Group PLC (Ireland)	4,000,000	81,684,206
Ryanair Holdings PLC sponsored ADR (a)	5,325,000	177,961,500
Smurfit Kappa Group PLC	773,558	10,459,258
TOTAL IRELAND		440,979,819
Italy - 3.2%
A2A SpA	15,200,000	61,118,067
Enel SpA ADR	71,000	3,965,350
Fiat SpA (d)	25,400,012	594,410,810
Impregilo SpA (a)	2,000,000	10,899,995
Intesa Sanpaolo SpA (d)	51,478,464	366,462,434
Prysmian SpA	1,800,000	36,165,014
Saipem SpA	35,300	1,225,021
UniCredit SpA	69,990,700	516,905,334
TOTAL ITALY		1,591,152,025
Japan - 11.9%
ABC-Mart, Inc.	200,000	4,975,078
Asahi Glass Co. Ltd.	2,000,000	24,903,603
Canon, Inc. sponsored ADR	8,200,000	349,074,000
Chugai Pharmaceutical Co. Ltd.	1,500,000	19,820,372
Daiwa Securities Group, Inc.	4,000,000	35,286,374
Fanuc Ltd.	1,800,000	158,788,685
Hirose Electric Co. Ltd.	650,000	66,204,273
Honda Motor Co. Ltd. sponsored ADR	6,050,000	190,817,000
Hoya Corp.	2,139,500	58,452,439
Ibiden Co. Ltd.	1,000,000	63,011,383
Japan Tobacco, Inc.	90,000	472,303,230
JSR Corp.	4,500,000	104,744,668
Kawasaki Kisen Kaisha Ltd.	7,000,000	67,610,273
Keyence Corp.	920,000	195,801,759
Konica Minolta Holdings, Inc.	5,000,000	80,174,931
Kubota Corp.	20,000,000	143,891,665
Leopalace21 Corp.	250,000	6,054,265
Mitsubishi Corp.	3,250,000	84,971,320
Mitsubishi Electric Corp.	1,000,000	9,103,734
Mitsubishi Estate Co. Ltd.	7,000,000	185,648,462
Mitsui & Co. Ltd.	18,000,000	359,729,163
Mitsui Fudosan Co. Ltd.	4,700,000	107,410,896
Mitsui O.S.K. Lines Ltd.	5,000,000	60,848,306
Mori Seiki Co. Ltd.	900,000	15,938,118
Murata Manufacturing Co. Ltd.	800,000	39,574,910
NGK Insulators Ltd.	1,200,000	30,922,601
Nidec Corp.	400,000	26,220,259
Nikon Corp.	2,000,000	54,547,167
Nintendo Co. Ltd.	1,150,000	568,100,028
Nippon Electric Glass Co. Ltd.	3,000,000	44,888,557

	Shares	Value
Nomura Holdings, Inc.	6,000,000	$ 87,840,004
NTT DoCoMo, Inc.	15,000	23,760,001
ORIX Corp.	2,300,000	390,435,456
Ricoh Co. Ltd.	1,000,000	15,649,394
Shin-Etsu Chemical Co. Ltd.	2,400,000	126,173,241
Shinsei Bank Ltd.	1,880,000	8,592,872
Sony Corp. (d)	2,500,000	118,725,006
Sony Financial Holdings, Inc.	35,379	135,420,424
Stanley Electric Co. Ltd.	1,500,000	30,259,571
Sumitomo Metal Industries Ltd.	10,000,000	47,117,467
Sumitomo Mitsui Financial Group, Inc.	38,550	303,817,376
Sumitomo Trust & Banking Co. Ltd.	9,000,000	57,048,813
T&D Holdings, Inc.	1,000,000	53,794,792
Takeda Pharmaceutical Co. Ltd.	2,443,500	148,223,228
Teijin Ltd.	2,500,000	9,851,406
Tokai Carbon Co. Ltd. (d)	2,500,000	19,561,743
Tokuyama Corp.	8,000,000	57,105,241
Tokyo Tatemono Co. Ltd.	2,000,000	16,834,384
Toshiba Corp.	6,000,000	40,515,379
Toyota Motor Corp. sponsored ADR	6,200,000	673,010,000
TOTAL JAPAN		5,993,553,317
Korea (South) - 1.7%
Amorepacific Corp.	137,531	90,341,886
Kookmin Bank sponsored ADR	900,000	59,850,000
Korean Reinsurance Co.	1,100,460	12,650,301
LG Household & Health Care Ltd.	519,530	92,473,389
NHN Corp. (a)	1,050,000	222,492,900
Samsung Electronics Co. Ltd.	60,000	37,823,793
Samsung Fire & Marine Insurance Co. Ltd.	400,000	79,461,750
Shinhan Financial Group Co. Ltd.	3,000,000	162,359,941
SK Energy Co. Ltd.	639,000	76,841,101
SK Holdings Co. Ltd.	261,000	38,852,028
TOTAL KOREA (SOUTH)		873,147,089
Luxembourg - 0.7%
ArcelorMittal SA (NY Reg.) Class A	2,950,000	195,850,500
SES SA FDR (France) unit	6,916,322	168,581,474
TOTAL LUXEMBOURG		364,431,974
Malaysia - 0.1%
DiGi.com Bhd	5,000,000	37,397,620
KNM Group Bhd	5,000,000	10,972,029
TOTAL MALAYSIA		48,369,649
Mexico - 0.9%
America Movil SAB de CV Series L sponsored ADR	6,800,000	407,388,000
Grupo Televisa SA de CV (CPO) sponsored ADR	2,500,000	55,725,000
TOTAL MEXICO		463,113,000
Common Stocks - continued
	Shares	Value
Netherlands - 1.7%
Chicago Bridge & Iron Co. NV (NY Shares)	2,000,000	$ 88,980,000
Fugro NV (Certificaten Van Aandelen) unit	900,000	61,698,036
Heineken NV (Bearer)	2,700,000	150,120,000
ING Groep NV sponsored ADR	4,500,000	146,565,000
Koninklijke KPN NV	2,000,000	36,304,298
Koninklijke Philips Electronics NV (NY Shares)	6,050,000	238,370,000
OPG Groep NV (A Shares)(Certificaten Van Aandelen) unit	2,094,400	55,004,430
Reed Elsevier NV sponsored ADR (a)	2,164,179	79,252,235
Unilever NV (NY Shares)	600,000	19,512,000
TOTAL NETHERLANDS		875,805,999
Netherlands Antilles - 0.6%
Schlumberger Ltd. (NY Shares)	3,900,000	294,294,000
Norway - 0.8%
Orkla ASA (A Shares)	7,919,100	104,861,535
Petroleum Geo-Services ASA	5,444,750	117,007,677
Pronova BioPharma ASA	12,999,500	47,102,250
Renewable Energy Corp. AS (a)	2,600,000	67,971,134
StatoilHydro ASA sponsored ADR	69,000	1,812,630
Telenor ASA	3,000,000	61,200,000
TOTAL NORWAY		399,955,226
Panama - 0.1%
McDermott International, Inc. (a)	1,000,000	47,180,000
Papua New Guinea - 0.3%
Lihir Gold Ltd. (a)	40,000,000	133,421,519
Russia - 0.7%
JSC MMC 'Norilsk Nickel' sponsored ADR	250,000	61,000,000
Lukoil Oil Co. sponsored ADR	250,000	17,412,500
Magnitogorsk Iron & Steel Works OJSC sponsored GDR ADR (f)	1,400,000	18,830,000
OAO Gazprom:
(Reg. S) unit	67,000	3,269,600
sponsored ADR	3,000,000	146,400,000
Rostelecom sponsored ADR (d)	91,000	6,199,830
Sberbank (Savings Bank of the Russian Federation) GDR	250,000	116,105,658
TOTAL RUSSIA		369,217,588
Singapore - 0.3%
DBS Group Holdings Ltd.	5,000,000	61,326,747
Flextronics International Ltd. (a)	8,000,000	93,600,000
TOTAL SINGAPORE		154,926,747
South Africa - 0.5%
Bidvest Group Ltd.	200,000	2,774,619
Gold Fields Ltd. sponsored ADR	3,400,000	51,102,000

	Shares	Value
Highveld Steel & Vanadium Corp. Ltd. ADR	378,000	$ 5,012,280
Impala Platinum Holdings Ltd.	5,663,700	215,254,779
Sasol Ltd. sponsored ADR	54,000	2,594,700
TOTAL SOUTH AFRICA		276,738,378
Spain - 3.8%
Actividades de Construccion y Servicios SA (ACS)	2,200,000	115,681,948
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	8,500,000	179,010,000
Banco Santander SA sponsored ADR	10,600,000	185,606,000
Enagas SA	4,319,649	119,157,658
Grupo Acciona SA	85,400	21,768,800
Inditex SA	8,500,000	427,096,399
Red Electrica de Espana SA	1,700,000	98,234,996
Telefonica SA	11,096,100	324,745,861
Telefonica SA sponsored ADR	5,150,000	452,170,000
TOTAL SPAIN		1,923,471,662
Sweden - 1.3%
AB Volvo sponsored ADR	265,000	3,590,750
Assa Abloy AB (B Shares)	9,199,800	160,993,797
Modern Times Group MTG AB (B Shares)	1,000,800	60,710,663
Scania AB (B Shares)	5,400,000	112,040,643
Svenska Cellulosa AB (SCA) (B Shares)	12,500,000	200,902,034
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4,000,000	90,880,000
TOTAL SWEDEN		629,117,887
Switzerland - 9.4%
ABB Ltd. (Reg.)	18,589,295	464,901,894
Actelion Ltd. (Reg.) (a)	4,430,450	221,476,175
Alcon, Inc.	1,200,000	170,400,000
Barry Callebaut AG	13,000	10,201,382
Compagnie Financiere Richemont unit	2,840,374	162,469,974
Credit Suisse Group sponsored ADR	250,000	14,192,500
Julius Baer Holding AG	5,800,000	407,379,695
Kuehne & Nagel International AG	1,200,000	109,760,331
Lonza Group AG	26,560	3,408,385
Nestle SA (Reg.)	1,800,000	809,640,000
Novartis AG sponsored ADR	3,100,000	156,891,000
Roche Holding AG (participation certificate)	5,030,243	920,132,050
Schindler Holding AG (Reg.)	1,400,000	83,356,324
SGS Societe Generale de Surveillance Holding SA (Reg.)	227,054	296,118,177
Sonova Holding AG	1,900,000	169,834,095
Sulzer AG (Reg.)	80,000	84,596,809
Swiss Life Holding	393,358	95,519,564
Syngenta AG:
sponsored ADR	2,000,000	105,480,000
(Switzerland)	14,056	3,706,567
Tecan Group AG (e)	1,100,000	55,156,950
Common Stocks - continued
	Shares	Value
Switzerland - continued
The Swatch Group AG (Reg.)	1,800,000	$ 94,400,520
UBS AG:
(NY Shares)	4,325,000	178,579,250
(Reg.)	48,368	1,997,115
Zurich Financial Services AG (Reg.)	400,000	114,521,984
TOTAL SWITZERLAND		4,734,120,741
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	28,000,000	150,297,020
Turkey - 0.1%
Acibadem Saglik Hizmetleri AS	4,574,044	32,201,957
United Kingdom - 13.7%
Anglo American PLC (United Kingdom)	4,400,000	243,132,057
Autonomy Corp. PLC (a)	1,500,000	27,414,342
BAE Systems PLC	17,000,000	158,370,519
BG Group PLC	13,699,000	299,460,140
BG Group PLC sponsored ADR	27,000	2,951,100
BHP Billiton PLC	4,000,000	120,961,407
British American Tobacco PLC	112,900	3,988,757
British American Tobacco PLC sponsored ADR	4,830,000	339,549,000
Bunzl PLC ADR	67,000	4,321,500
Cadbury Schweppes PLC	4,600,000	50,904,287
Cadbury Schweppes PLC sponsored ADR	41,000	1,819,170
Capita Group PLC	19,806,451	259,638,912
Diageo PLC sponsored ADR	23,000	1,856,330
easyJet PLC (a)	20,000,000	187,399,061
European Capital Ltd. (e)	5,819,600	51,233,961
Experian Group Ltd.	11,000,000	97,411,837
HSBC Holdings PLC sponsored ADR	3,200,000	240,576,000
Imperial Tobacco Group PLC	566,400	27,706,211
Imperial Tobacco Group PLC sponsored ADR	131,500	12,779,170
Informa PLC	20,000,000	156,285,465
International Power PLC	22,767,100	181,772,039
International Power PLC sponsored ADR	90,000	7,110,000
Invensys PLC (a)	2,000,000	9,069,631
Johnson Matthey PLC	1,000,000	37,227,908
KKR Private Equity Investors, LP	1,000,557	16,759,330
Man Group plc	14,875,000	163,778,678
Misys PLC	10,000,355	34,889,814
National Grid PLC	14,382,500	222,332,754
NEXT plc	3,150,000	88,908,841
Pearson PLC	8,100,000	112,119,622
Pearson PLC sponsored ADR	300,000	4,164,000
Reckitt Benckiser Group PLC	11,900,400	623,358,763
Rexam PLC sponsored ADR	34,000	1,434,120
Rio Tinto PLC:
(Reg.)	28,900	2,940,214

	Shares	Value
sponsored ADR	675,000	$ 274,691,250
Rolls-Royce Group PLC	18,999,790	179,389,444
Royal Bank of Scotland Group PLC	31,500,000	242,855,261
Royal Dutch Shell PLC:
ADR Class B	250,000	17,287,500
Class A sponsored ADR	347,800	24,836,398
Class B	82,500	2,852,438
Shire PLC sponsored ADR	2,650,000	142,702,500
Smith & Nephew PLC	8,440,500	113,693,535
Standard Chartered PLC (United Kingdom)	2,750,300	92,229,299
Tesco PLC	75,137,000	628,128,047
United Utilities PLC sponsored ADR	170,000	4,811,000
Vodafone Group PLC sponsored ADR	27,700,000	963,960,001
Wolseley PLC ADR	170,000	2,288,200
WPP Group plc	5,500,000	67,562,000
Xstrata PLC	4,500,000	346,477,582
TOTAL UNITED KINGDOM		6,897,389,395
United States of America - 3.9%
Alcoa, Inc.	1,000,000	33,100,000
Becton, Dickinson & Co.	700,000	60,571,000
C.R. Bard, Inc.	1,000,000	96,570,000
Cabela's, Inc. Class A (a)(d)	500,000	7,375,000
Flowserve Corp.	2,050,000	168,346,000
Google, Inc. Class A (sub. vtg.) (a)	482,645	272,356,574
Henry Schein, Inc. (a)	1,050,000	61,036,500
Hess Corp.	1,500,000	136,245,000
Marathon Oil Corp.	142,201	6,662,117
NII Holdings, Inc. (a)	993,500	42,382,710
Peabody Energy Corp.	1,909,700	103,161,994
ResMed, Inc. (a)(d)	1,478,400	68,863,872
RTI International Metals, Inc. (a)	57,336	3,167,814
Synthes, Inc.	1,900,000	243,314,380
Tesoro Corp.	1,150,000	44,907,500
Titanium Metals Corp. (d)	4,181,500	90,905,810
Transocean, Inc. (a)	1,655,220	202,929,972
Valero Energy Corp.	5,200,000	307,788,000
TOTAL UNITED STATES OF AMERICA		1,949,684,243
TOTAL COMMON STOCKS (Cost $36,915,701,893)		47,949,774,668
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(g)	198,000	0
Nonconvertible Preferred Stocks - 0.5%
Germany - 0.2%
Porsche Automobil Holding SE (d)	60,252	108,177,066
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Italy - 0.3%
Intesa Sanpaolo SpA	20,359,700	$ 139,235,399
United Kingdom - 0.0%
Rolls-Royce Group PLC B Shares	830,309,575	1,816,269
TOTAL NONCONVERTIBLE PREFERRED STOCKS		249,228,734
TOTAL PREFERRED STOCKS (Cost $196,799,859)		249,228,734
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 3.79% (b)	2,120,862,381	2,120,862,381
Fidelity Securities Lending Cash Central Fund, 3.25% (b)(c)	374,238,207	374,238,207
TOTAL MONEY MARKET FUNDS (Cost $2,495,100,588)		2,495,100,588
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.69%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $31,922,000)	$ 31,923,498	31,922,000
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $39,632,901,680)	50,726,025,990
NET OTHER ASSETS - (1.0)%	(507,880,740)
NET ASSETS - 100%	$ 50,218,145,250
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
197,384,138 EUR	Feb. 2008	$ 293,285,764	$ (456,376)
238,488,878 GBP	Feb. 2008	473,466,031	(18,604,971)
107,825,410,000 JPY	Feb. 2008	1,016,107,847	8,696,296
		$ 1,782,859,642	$ (10,365,051)
(Payable Amount $1,805,000,000)
The value of contracts to buy as a percentage of net assets - 3.5%
Currency Abbreviations
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,830,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,231,652 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MetroPhotonics, Inc. Series 2	9/29/00	$ 1,980,000
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$31,922,000 due 2/01/08 at 1.69%
Banc of America Securities LLC	$ 6,968,858
Barclays Capital, Inc.	10,050,571
ING Financial Markets LLC	14,902,571
$ 31,922,000
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
European Capital Ltd.	$ 69,643,666	$ -	$ -	$ 1,170,013	$ 51,233,961
Flint Energy Services Ltd.	64,419,614	-	-	-	41,104,081
Niko Resources Ltd.	437,004,872	-	-	101,392	330,754,820
Tecan Group AG	73,599,240	-	-	-	55,156,950
Trican Well Service Ltd.	84,727,812	50,702,513	-	291,804	95,072,493
Total	$ 729,395,204	$ 50,702,513	$ -	$ 1,563,209	$ 573,322,305
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,877,451
Fidelity Securities Lending Cash Central Fund	3,624,358
Total	$ 34,501,809
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $39,669,230,018. Net unrealized appreciation aggregated $11,056,795,972, of which $13,238,601,012 related to appreciated investment securities and $2,181,805,040 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Fund

Janaury 31, 2008

1.813065.103

EMF-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Argentina - 0.3%
Banco Macro SA sponsored ADR	357,400	$ 8,473,954
Banco Patagonia SA unit	211,200	4,214,395
Telecom Argentina SA Class B sponsored ADR (a)	281,800	5,731,812
TOTAL ARGENTINA		18,420,161
Austria - 0.4%
Raiffeisen International Bank Holding AG	158,800	20,286,253
Bahrain - 0.3%
Gulf Finance House BSC unit (a)	401,900	15,272,200
Bermuda - 1.9%
Aquarius Platinum Ltd. (Australia)	2,007,300	23,164,012
C C Land Holdings Ltd.	5,173,000	5,745,235
Central European Media Enterprises Ltd. Class A (a)	188,800	17,896,352
Credicorp Ltd. (NY Shares)	207,100	14,832,502
Dufry South America Ltd. unit	394,718	7,934,752
FerroChina Ltd.	4,053,000	3,117,692
Pacific Basin Shipping Ltd.	5,256,000	7,387,769
Samling Global Ltd.	27,953,000	4,086,775
Sinofert Holdings Ltd.	24,864,900	19,738,983
TOTAL BERMUDA		103,904,072
Brazil - 13.4%
All America Latina Logistica SA unit	1,514,800	16,482,815
Anhanguera Educacional Participacoes SA unit (a)	143,475	2,161,505
Banco Bradesco SA:
(PN)	2,110,400	55,681,446
(PN) sponsored ADR	388,000	10,522,560
Banco Daycoval SA (PN)	719,300	4,702,644
Banco do Brasil SA	3,295,000	54,941,643
Banco Indusval SA	258,784	2,883,551
Companhia de Concessoes Rodoviarias	486,100	7,834,528
Companhia de Saneamento de Minas Gerais	773,700	10,468,482
Companhia Vale do Rio Doce (PN-A) sponsored ADR	6,866,800	178,742,804
Gafisa SA:
ADR (a)(d)	288,300	10,041,489
warrants 12/28/07 (a)	266,000	4,632,390
GVT Holding SA	585,000	12,205,515
JBS SA	934,145	2,602,223
Localiza Rent a Car SA	1,651,400	14,889,826
MMX Mineracao e Metalicos SA (a)	13,000	6,422,103
MRV Engenharia e Participacoes SA	602,600	11,270,915
Multiplan Empreendimentos Imobiliarios SA	477,000	5,071,006
Net Servicos de Comunicacao SA sponsored ADR (d)	647,166	7,610,672

	Shares	Value
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	2,232,200	$ 101,711,671
(PN) sponsored ADR (non-vtg.)	1,180,000	110,105,800
sponsored ADR	424,900	47,223,386
SEB - Sistema Educacional Brasileiro SA unit (a)	191,800	2,833,930
Tegma Gestao Logistica	436,700	4,344,656
Uniao de Bancos Brasileiros SA (Unibanco):
unit	1,968,000	25,296,464
GDR	264,100	34,544,280
Weg SA	487,200	5,846,954
TOTAL BRAZIL		751,075,258
British Virgin Islands - 0.1%
Thunderbird Resorts, Inc. (a)(e)	331,900	2,987,100
Titanium Resources Group Ltd. (a)	2,180,500	3,096,062
TOTAL BRITISH VIRGIN ISLANDS		6,083,162
Canada - 1.1%
Addax Petroleum, Inc.	152,600	6,147,793
Addax Petroleum, Inc. (e)	20,700	833,941
Aurelian Resources, Inc. (a)	801,400	6,388,521
Eastern Platinum Ltd. (a)	4,871,900	15,195,104
First Quantum Minerals Ltd.	167,600	12,557,266
Frontera Copper Corp. (a)	1,320,800	6,922,832
Ivanhoe Mines Ltd. (a)	520,000	5,103,881
JumpTV, Inc.	1,044,042	1,560,523
SouthGobi Energy Resources Ltd. (a)	415,000	3,903,742
Uranium One, Inc. (a)	241,500	1,679,707
Uranium One, Inc. (South Africa) (a)	604,939	4,195,958
TOTAL CANADA		64,489,268
Cayman Islands - 1.3%
Agile Property Holdings Ltd.	10,228,000	11,293,831
Chaoda Modern Agriculture (Holdings) Ltd.	28,995,063	29,376,398
China Aoyuan Property Group Ltd.	596,000	226,248
CNinsure, Inc. ADR	27,400	294,276
E-House China Holdings Ltd. ADR sponsored ADR (d)	81,200	1,500,576
Giant Interactive Group, Inc. ADR (d)	84,500	837,395
Hidili Industry International Development Ltd.	2,183,000	3,006,806
Integra Group unit	418,000	5,538,500
Lee & Man Paper Manufacturing Ltd.	6,938,700	15,483,700
NagaCorp Ltd.	7,800,000	1,990,651
Neo-Neon Holdings Ltd.	3,717,000	2,264,298
Xinyuan Real Estate Co. Ltd. ADR	224,300	2,949,545
Zhong An Real Estate Ltd.	509,000	250,014
TOTAL CAYMAN ISLANDS		75,012,238
Chile - 0.3%
Lan Airlines SA sponsored ADR (d)	1,271,300	16,425,196
Common Stocks - continued
	Shares	Value
China - 4.3%
Anhui Conch Cement Co. Ltd. (H Shares)	2,144,000	$ 11,465,902
China Coal Energy Co. Ltd. (H Shares)	17,416,700	39,937,492
China Communications Construction Co. Ltd. (H Shares)	2,145,000	5,067,157
China Construction Bank Corp. (H Shares)	90,924,000	62,851,363
China Gas Holdings Ltd.	18,639,100	5,234,997
China Hongxing Sports Ltd.	5,160,000	2,239,520
China Petroleum & Chemical Corp. (H Shares)	6,984,000	7,516,181
Digital China Holdings Ltd. (H Shares)	4,263,000	3,050,682
First Tractor Co. Ltd. (H Shares) (a)	9,664,800	4,734,822
Golden Eagle Retail Group Ltd. (H Shares) (a)	5,854,000	6,043,604
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,202,400	3,130,346
Industrial & Commercial Bank of China	60,752,000	36,073,557
Parkson Retail Group Ltd.	1,124,000	9,629,199
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	5,059,500	35,168,536
Yantai Changyu Pioneer Wine Co. (B Shares)	1,408,650	9,986,620
TOTAL CHINA		242,129,978
Colombia - 0.1%
BanColombia SA sponsored ADR	97,400	3,254,134
Cyprus - 0.4%
Mirland Development Corp. PLC	903,405	8,954,985
Urals Energy Public Co. Ltd. (a)	728,630	2,358,329
XXI Century Investments Public Ltd. (a)	370,000	8,672,192
TOTAL CYPRUS		19,985,506
Czech Republic - 0.9%
Ceske Energeticke Zavody AS	707,300	47,716,286
Egypt - 1.6%
Commercial International Bank Ltd. sponsored GDR	1,188,175	19,664,296
Eastern Tobacco Co.	128,345	10,392,077
Egyptian Co. for Mobile Services (MobiNil)	153,472	6,075,089
Orascom Construction Industries SAE:
GDR	146,812	30,316,678
GDR (e)	16,120	3,328,780
Orascom Hotels & Development (OHD) (a)	1,503,349	20,829,127
TOTAL EGYPT		90,606,047
Estonia - 0.0%
Olympic Entertainment Group AS	99,600	429,467
Georgia - 0.2%
Bank of Georgia:
ADR (a)(e)	81,200	2,233,000
unit (a)	225,200	6,193,000
TOTAL GEORGIA		8,426,000

	Shares	Value
Hong Kong - 5.3%
China Mobile (Hong Kong) Ltd.	11,428,900	$ 172,804,968
China Overseas Land & Investment Ltd. warrants 8/27/08 (a)	103,166	31,621
China Resources Power Holdings Co. Ltd.	5,343,500	12,760,065
China Seven Star Shopping Ltd. (a)	12,250,000	227,799
CNOOC Ltd.	31,119,000	45,349,719
CNOOC Ltd. sponsored ADR (d)	98,000	14,281,540
CNPC (Hong Kong) Ltd.	33,386,000	15,585,228
Kerry Properties Ltd.	1,770,617	11,728,497
REXCAPITAL Financial Holdings Ltd. (a)	63,095,000	8,091,748
Shanghai Industrial Holdings Ltd. (H Shares)	2,668,000	9,905,623
Sinotrans Shipping Ltd.	6,120,500	3,704,898
TOTAL HONG KONG		294,471,706
India - 8.0%
Axis Bank Ltd.	101,500	2,896,161
Bank of India	897,000	8,057,700
Bharat Heavy Electricals Ltd.	430,592	22,585,252
Bharti Airtel Ltd. (a)	1,199,638	26,229,864
Blue Star Ltd.	733,363	9,207,178
Cairn India Ltd.	1,878,648	9,304,760
Educomp Solutions Ltd.	66,169	5,670,185
Federal Bank Ltd.:
GDR	499,884	3,930,777
GDR (e)	674,600	5,304,635
HCL Technologies Ltd.	1,943,082	11,953,813
Housing Development Finance Corp. Ltd.	279,000	20,165,705
Indiabulls Real Estate Ltd. (a)	175,000	2,814,568
Indiabulls Real Estate Ltd. sponsored GDR (a)	719,116	11,649,679
Indian Overseas Bank	2,779,841	11,745,409
ITC Ltd.	1,500	7,468
Jaiprakash Associates Ltd.	3,023,665	27,888,844
JSW Steel Ltd.	446,072	11,010,415
LANCO Infratech Ltd. (a)	1,255,702	15,178,394
Larsen & Toubro Ltd.	390,748	36,277,987
Pantaloon Retail India Ltd.	494,132	8,030,800
Punjab National Bank	589,351	10,198,784
Reliance Industries Ltd.	1,468,400	92,668,449
Rolta India Ltd.	1,310,533	7,745,423
Sintex Industries Ltd.	951,648	11,723,586
State Bank of India	459,592	28,104,662
State Bank of India rights 4/4/08 (a)	91,918	1,351,040
Steel Authority of India Ltd.	3,906,039	21,359,907
Tata Power Co. Ltd.	458,393	14,913,527
United Phosphorous Ltd.	1,033,895	9,116,332
TOTAL INDIA		447,091,304
Indonesia - 4.8%
PT Astra Agro Lestari Tbk	8,120,000	26,539,367
PT Astra International Tbk	9,870,500	29,109,400
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Bakrie & Brothers Tbk (a)	424,994,000	$ 14,028,468
PT Bank Mandiri Persero Tbk	69,026,000	24,838,877
PT Bank Niaga Tbk	96,530,000	7,417,341
PT Bank Rakyat Indonesia Tbk	23,606,500	17,883,694
PT Bumi Resources Tbk	91,862,000	63,627,296
PT Indocement Tunggal Prakarsa Tbk	9,680,000	8,119,040
PT International Nickel Indonesia Tbk	23,485,000	20,206,230
PT Medco Energi International Tbk	24,705,000	10,828,479
PT Perusahaan Gas Negara Tbk Series B	21,963,800	31,852,232
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (a)	9,987,000	13,078,201
TOTAL INDONESIA		267,528,625
Ireland - 0.1%
Dragon Oil plc (a)	1,064,000	8,215,474
Israel - 1.5%
Bank Hapoalim BM (Reg.)	4,772,945	21,961,302
Israel Chemicals Ltd.	3,714,600	47,444,742
Ormat Industries Ltd.	579,600	7,666,416
Orpak Systems Ltd.	832,800	2,800,608
Queenco Leisure International Ltd. GDR (a)	171,800	2,784,493
TOTAL ISRAEL		82,657,561
Kazakhstan - 0.5%
JSC Halyk Bank of Kazakhstan:
GDR (e)	333,200	5,581,100
unit	373,100	6,249,425
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	678,500	17,708,850
TOTAL KAZAKHSTAN		29,539,375
Korea (South) - 10.9%
Asia Cement Co. Ltd.	11,140	607,840
CJ CheilJedang Corp. (a)	14,902	4,547,094
CJ Corp.	18,811	1,385,140
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	376,210	11,718,568
Doosan Co. Ltd. (a)	144,730	19,780,858
GS Engineering & Construction Corp.	203,100	24,315,613
GS Holdings Corp.	159,060	6,740,899
Hanil Cement Co. Ltd.	22,480	2,374,588
Hanjin Heavy Industries & Consolidated Co. Ltd. (a)	282,184	12,347,508
Hyundai Engineering & Construction Co. Ltd. (a)	267,058	19,664,697
Hyundai Heavy Industries Co. Ltd.	80,911	26,746,011
Hyundai Mipo Dockyard Co. Ltd.	19,813	3,684,039
Hyundai Steel Co.	192,200	13,052,938
Kyeryong Construction Industrial Co. Ltd.	338,240	13,904,442
LG Chemical Ltd.	158,453	13,061,015

	Shares	Value
LG Electronics, Inc.	83,080	$ 7,922,019
LG Household & Health Care Ltd.	134,240	23,893,958
MegaStudy Co. Ltd.	104,119	32,674,722
NHN Corp. (a)	167,335	35,457,952
POSCO	160,320	86,457,435
Samsung Electronics Co. Ltd.	192,246	121,191,215
Samsung Fire & Marine Insurance Co. Ltd.	95,800	19,031,089
Samwhan Corp.	81,430	1,609,015
Shinhan Financial Group Co. Ltd.	1,015,090	54,936,651
SK Chemicals Co. Ltd.	83,950	4,296,004
SK Energy Co. Ltd.	234,574	28,208,020
Taewoong Co. Ltd.	152,688	12,909,358
Woori Investment & Securities Co. Ltd.	466,310	10,152,744
TOTAL KOREA (SOUTH)		612,671,432
Lebanon - 0.1%
Solidere GDR	333,800	7,176,700
Luxembourg - 0.6%
Evraz Group SA GDR	454,400	33,034,880
Malaysia - 2.0%
Bandar Raya Developments BHD	3,200,000	2,472,570
DiGi.com Bhd	1,275,500	9,540,133
Gamuda Bhd	8,091,400	12,754,177
Genting Bhd	8,068,800	18,204,988
IJM Corp. Bhd	2,748,000	6,369,958
KNM Group Bhd	8,559,600	18,783,236
Parkson Holdings Bhd	2,747,810	6,539,372
Public Bank BHD	7,023,000	24,744,924
Steppe Cement Ltd. (a)	1,599,200	7,420,470
UEM World BHD	5,214,400	6,091,928
TOTAL MALAYSIA		112,921,756
Mauritius - 0.2%
Golden Agri-Resources Ltd.	6,412,000	8,642,851
Mexico - 3.7%
Alsea SAB de CV	4,268,500	5,475,569
America Movil SAB de CV Series L sponsored ADR	1,963,800	117,651,258
Banco Compartamos SA de CV	1,766,500	7,675,824
Desarrolladora Homex Sab de CV sponsored ADR (a)	96,600	5,306,238
Grupo Aeroportuario Norte Sab de CV ADR	543,100	12,790,005
Grupo Mexico SA de CV Series B	4,610,531	27,033,858
Megacable Holdings SAB de CV unit	2,740,200	7,971,583
Urbi, Desarrollos Urbanos, SA de CV (a)	6,291,600	22,213,508
TOTAL MEXICO		206,117,843
Netherlands - 0.4%
A&D Pharma Holdings NV (Reg. S) unit	55,300	1,192,311
AmRest Holdings NV (a)	88,900	4,405,261
Common Stocks - continued
	Shares	Value
Netherlands - continued
Kardan NV	168,000	$ 2,420,204
X5 Retail Group NV unit (a)	400,000	12,840,000
TOTAL NETHERLANDS		20,857,776
Nigeria - 0.2%
Guaranty Trust Bank PLC:
(Reg. S) unit	264,000	3,400,320
sponsored GDR (e)	440,800	5,677,504
TOTAL NIGERIA		9,077,824
Oman - 0.4%
BankMuscat SAOG sponsored:
GDR (e)	406,257	7,922,012
GDR	848,000	16,536,000
TOTAL OMAN		24,458,012
Pakistan - 0.1%
MCB Bank Ltd. (a)	380,190	2,358,167
MCB Bank Ltd. unit (e)	192,395	4,983,031
TOTAL PAKISTAN		7,341,198
Panama - 0.1%
Intergroup Financial Services Corp. (e)	222,096	3,664,584
Philippines - 1.0%
Alliance Global Group, Inc. (a)	20,753,000	2,208,859
Ayala Corp.	676,800	7,831,782
GMA Networks, Inc. unit	7,992,000	1,186,931
International Container Terminal Services, Inc.	5,614,000	5,280,495
Megaworld Corp.	120,318,000	8,189,963
PNOC Energy Development Corp.	54,693,000	8,122,723
Robinsons Land Corp.	14,515,000	4,940,130
Security Bank Corp.	3,065,000	5,083,045
SM Investments Corp.	1,302,957	9,675,423
Vista Land & Lifescapes, Inc.	47,900,000	5,453,960
TOTAL PHILIPPINES		57,973,311
Poland - 0.3%
BRE Bank SA (a)	47,736	7,254,082
Globe Trade Centre SA (a)	756,500	11,249,175
TOTAL POLAND		18,503,257
Romania - 0.0%
Banca Transilvania SA (a)	9,511,332	2,716,058
Russia - 11.2%
JSC MMC 'Norilsk Nickel' sponsored ADR	231,200	56,412,800
LSR Group OJSC (a)	124,500	8,403,750
Lukoil Oil Co. sponsored ADR	509,259	35,469,889
Magnitogorsk Iron & Steel Works (a)(g)	892,800	937,440
Mechel Steel Group OAO sponsored ADR (d)	237,500	22,116,000

	Shares	Value
Mobile TeleSystems OJSC sponsored ADR	706,100	$ 58,726,337
Novorossiysk Commercial Sea Port JSC ADR (a)(e)	331,200	4,491,072
OAO Gazprom sponsored ADR	4,600,206	224,490,049
OAO Raspadskaya (a)	1,180,000	7,493,000
OAO TatNeft unit	277,600	27,760,000
OAO TMK	1,540,400	13,940,620
OAO TMK unit	104,100	3,747,600
OJSC Rosneft unit	674,800	4,784,332
Open Investments (a)	9,353	2,403,721
Rosinter Restaurants Holding	64,000	3,520,000
Sberbank (Savings Bank of the Russian Federation)	5,720,000	20,592,000
Sberbank (Savings Bank of the Russian Federation) GDR	138,100	64,136,766
Sistema-Hals JSC (a)	25,221	4,302,703
Sistema-Hals JSC unit (a)	87,000	742,110
Uralkali JSC (a)	2,099,300	14,485,170
Uralkali JSC unit (a)	134,100	4,257,675
Vimpel Communications sponsored ADR	1,231,000	42,395,640
VSMPO-Avisma Corp. (a)	17,100	4,257,900
TOTAL RUSSIA		629,866,574
Singapore - 0.7%
Keppel Corp. Ltd.	1,710,800	13,667,083
Olam International Ltd.	3,567,000	6,519,781
Straits Asia Resources Ltd.	8,905,000	21,304,128
TOTAL SINGAPORE		41,490,992
Slovenia - 0.1%
Nova Kreditna banka Maribor d.d.	105,899	5,999,474
South Africa - 6.2%
African Bank Investments Ltd.	3,639,526	13,717,031
African Rainbow Minerals Ltd.	651,866	13,259,085
Aspen Pharmacare Holdings Ltd.	2,310,300	9,922,931
Bell Equipment Ltd.	496,263	2,946,186
Bidvest Group Ltd.	1,375,200	19,078,278
Blue Label Telecoms Ltd.	2,301,100	2,460,477
Exxaro Resources Ltd.	792,400	12,094,688
FirstRand Ltd.	12,639,756	28,700,813
Illovo Sugar Ltd.	1,526,903	4,885,447
Impala Platinum Holdings Ltd.	1,928,628	73,299,503
Kumba Iron Ore Ltd.	578,700	22,350,679
Mr. Price Group Ltd.	2,997,847	7,676,707
MTN Group Ltd.	3,323,200	53,042,656
Murray & Roberts Holdings Ltd.	2,869,800	33,306,424
Nedbank Group Ltd.	1,280,090	19,009,032
Raubex Group Ltd.	2,498,498	12,840,005
Sasol Ltd. sponsored ADR	250,000	12,012,500
Shoprite Holdings Ltd.	1,374,151	6,532,783
TOTAL SOUTH AFRICA		347,135,225
Taiwan - 5.4%
Asia Cement Corp.	7,873,000	11,347,431
Common Stocks - continued
	Shares	Value
Taiwan - continued
AU Optronics Corp.	12,864,000	$ 21,473,864
AU Optronics Corp. sponsored ADR (d)	900,105	14,932,742
China Steel Corp.	25,445,950	35,992,094
Chung Hwa Pulp Corp.	6,000	3,015
Delta Electronics, Inc.	541,677	1,386,904
Everlight Electronics Co. Ltd.	1,821,713	5,275,698
Feng Tay Enterprise Co. Ltd.	825,400	559,435
Formosa Chemicals & Fibre Corp.	10,185,000	21,190,279
Foxconn Technology Co. Ltd.	1,978,325	11,345,820
Greatek Electronics, Inc.	3,075,240	3,320,941
Hon Hai Precision Industry Co. Ltd. (Foxconn)	13,880,828	74,508,824
Innolux Display Corp.	10,190,631	21,873,267
MediaTek, Inc.	2,725,700	27,152,435
Shin Kong Financial Holding Co. Ltd.	5,319,164	3,683,718
Siliconware Precision Industries Co. Ltd.	14,904,726	23,279,800
Taiwan Cement Corp.	18,590,400	24,159,140
TOTAL TAIWAN		301,485,407
Thailand - 1.0%
Mermaid Maritime PLC	5,066,000	4,254,439
Minor International PCL (For. Reg.)	24,050,794	11,140,695
PTT Public Co. Ltd. (For. Reg.)	3,717,900	36,694,986
Total Access Communication PCL (a)	3,390,000	4,101,900
Total Access Communication PCL unit (a)	1,923,000	2,518,006
TOTAL THAILAND		58,710,026
Turkey - 3.2%
Aksigorta AS	1,408,000	5,767,291
Anadolu Efes Biracilik ve Malt Sanyii AS	2,358,631	23,347,800
Asya Katilim Bankasi AS (a)	2,936,000	24,553,313
Bagfas Bandirma Gubre Fabrikalari AS	88,000	7,772,326
Enka Insaat ve Sanayi AS	2,063,072	29,048,673
Tekfen Holding AS	1,270,000	6,936,041
Tofas Turk Otomobil Fabrikasi AS	2,943,000	13,310,492
Tupras-Turkiye Petrol Rafinerileri AS	1,243,400	31,301,190
Turkiye Garanti Bankasi AS	5,524,500	34,886,120
TOTAL TURKEY		176,923,246
United Arab Emirates - 0.1%
DP World Ltd.	7,141,100	6,926,867
United Kingdom - 0.8%
Aricom PLC (a)	4,405,800	5,387,264
Aricom PLC warrants 5/6/10 (a)(f)	176,800	65,922
Imperial Energy PLC (a)	310,600	9,011,092
Prosperity Mineral Holdings Ltd.	711,000	2,000,661
Sibir Energy PLC	2,072,044	20,889,200
Vedanta Resources PLC	203,000	7,370,945
TOTAL UNITED KINGDOM		44,725,084

	Shares	Value
United States of America - 1.1%
BMB Munai, Inc. (a)	1,115,762	$ 5,634,598
Central European Distribution Corp. (a)(d)	192,300	10,109,211
CTC Media, Inc. (a)	645,017	17,215,504
Freeport-McMoRan Copper & Gold, Inc. Class B	69,000	6,143,070
Golden Telecom, Inc. (a)	171,000	17,563,410
Pricesmart, Inc.	237,059	6,746,699
TOTAL UNITED STATES OF AMERICA		63,412,492
Vietnam - 0.1%
Luks Group (Vietnam Holdings) Co. Ltd.	3,946,000	4,129,473
TOTAL COMMON STOCKS (Cost $4,033,574,941)		5,418,981,613
Nonconvertible Preferred Stocks - 0.2%

Brazil - 0.0%
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	38,250	1,789,639
Korea (South) - 0.1%
Samsung Electronics Co. Ltd.	14,270	6,501,137
South Africa - 0.1%
Allied Electronics Corp. Ltd.	628,500	3,141,667
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,401,184)		11,432,443
Investment Companies - 0.2%

Romania - 0.2%
SIF 1 Banat-Crisana Arad Fund (a)	2,651,100	2,869,374
SIF 3 Transilvania Brasov Fund (a)	8,137,600	5,850,063
SIF 4 Muntenia Bucuresti Fund (a)	2,731,000	1,974,204
SIF 5 Oltenia Craiova Fund (a)	1,203,500	1,672,696
TOTAL INVESTMENT COMPANIES (Cost $13,001,363)		12,366,337
Convertible Bonds - 0.0%
Principal Amount
Brazil - 0.0%
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13 (f) (Cost $302,546)	BRL	4,841	262,003
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	131,484,615	$ 131,484,615
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	52,987,850	52,987,850
TOTAL MONEY MARKET FUNDS (Cost $184,472,465)		184,472,465
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $4,240,752,499)	5,627,514,861
NET OTHER ASSETS - (0.4)%	(19,927,660)
NET ASSETS - 100%	$ 5,607,587,201
Currency Abbreviation
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,006,759 or 0.8% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $327,925 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aricom PLC warrants 5/6/10	5/11/07	$ 0
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13	8/22/07	$ 302,546
(g) A portion of the security is subject to a forward commitment to sell.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,087,920
Fidelity Securities Lending Cash Central Fund	88,121
Total	$ 1,176,041
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,249,742,170. Net unrealized appreciation aggregated $1,377,772,691, of which $1,703,509,350 related to appreciated investment securities and $325,736,659 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Capital Appreciation Fund

January 31, 2008

1.813014.103

ECA-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Argentina - 0.3%
Cresud S.A.C.I.F. y A. sponsored ADR	156,000	$ 2,695,680
Australia - 1.3%
CSL Ltd.	454,944	13,934,736
Belgium - 1.7%
Fortis	404,100	9,040,004
InBev SA	109,000	8,996,949
TOTAL BELGIUM		18,036,953
Bermuda - 1.2%
Aquarius Platinum Ltd. (United Kingdom)	429,300	5,190,869
SeaDrill Ltd. (a)(d)	359,600	7,535,852
TOTAL BERMUDA		12,726,721
Cyprus - 1.4%
Bank of Cyprus Public Co. Ltd.	688,200	10,748,765
Marfin Popular Bank Public Co.	381,900	3,873,455
TOTAL CYPRUS		14,622,220
Denmark - 0.4%
Vestas Wind Systems AS (a)	39,400	3,827,409
Finland - 2.7%
Neste Oil Oyj	239,400	7,688,506
Nokia Corp. sponsored ADR	576,850	21,314,608
TOTAL FINLAND		29,003,114
France - 14.7%
Alstom SA	43,300	8,745,375
AXA SA	302,200	10,371,504
BNP Paribas SA	85,200	8,452,773
Electricite de France	91,100	9,502,929
Eutelsat Communications	367,364	9,756,748
Groupe Danone	169,200	13,747,500
Pernod Ricard SA	112,400	11,959,509
Pinault Printemps-Redoute SA	58,300	8,206,598
Remy Cointreau SA	106,500	6,424,344
Renault SA	43,900	5,011,436
Societe Generale Series A	18,600	2,336,785
Suez SA (France)	234,000	14,157,000
Total SA sponsored ADR	363,400	26,448,252
Veolia Environnement	164,487	13,532,021
Vivendi	185,520	7,476,892
TOTAL FRANCE		156,129,666
Germany - 14.6%
Adidas-Salomon AG	176,900	11,284,791
Bayer AG	187,266	15,355,812
Continental AG	73,400	7,622,446
Deutsche Boerse AG	72,500	12,687,968
E.ON AG	127,200	23,647,636
K&S AG	10,900	2,757,783
Linde AG	87,600	11,432,358

	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	74,400	$ 13,369,289
RWE AG (d)	144,700	17,765,796
SAP AG sponsored ADR (d)	151,700	7,251,260
Siemens AG (Reg.) (d)	187,500	24,337,500
SolarWorld AG	160,900	7,134,832
TOTAL GERMANY		154,647,471
Greece - 0.6%
Public Power Corp. of Greece	143,100	6,711,677
Ireland - 1.6%
Anglo Irish Bank Corp. plc	585,000	8,311,917
CRH PLC	218,400	8,293,126
TOTAL IRELAND		16,605,043
Italy - 4.8%
Fiat SpA	342,300	8,010,501
Finmeccanica SpA	211,800	6,331,630
IFIL Finanziaria di Partecipazioni SpA	138,000	1,115,892
Intesa Sanpaolo SpA (d)	2,719,800	19,361,583
Prysmian SpA	44,800	900,107
UniCredit SpA	1,987,000	14,674,677
TOTAL ITALY		50,394,390
Luxembourg - 1.0%
ArcelorMittal SA (France)	159,000	10,553,439
Netherlands - 1.5%
Koninklijke KPN NV	877,200	15,923,065
Norway - 2.7%
Orkla ASA (A Shares)	297,150	3,934,741
Petroleum Geo-Services ASA	326,700	7,020,783
Pronova BioPharma ASA	2,153,800	7,804,056
Renewable Energy Corp. AS (a)	164,300	4,295,253
Telenor ASA	270,000	5,508,000
TOTAL NORWAY		28,562,833
Papua New Guinea - 0.1%
Lihir Gold Ltd. (a)	259,426	865,325
Russia - 0.9%
OAO Gazprom sponsored ADR	202,500	9,882,000
Spain - 4.1%
Banco Santander SA	448,200	7,929,843
Compania de Distribucion Integral Logista SA	21,000	1,660,608
Inditex SA	134,400	6,753,148
Telefonica SA sponsored ADR	303,500	26,647,300
TOTAL SPAIN		42,990,899
Sweden - 2.0%
Atlas Copco AB (A Shares)	438,600	6,184,260
Common Stocks - continued
	Shares	Value
Sweden - continued
H&M Hennes & Mauritz AB (B Shares)	147,550	$ 7,998,686
TELE2 AB (B Shares)	344,950	7,072,555
TOTAL SWEDEN		21,255,501
Switzerland - 14.3%
ABB Ltd. (Reg.)	560,740	14,023,613
Credit Suisse Group (Reg.)	68,006	3,860,701
Julius Baer Holding AG	138,009	9,693,459
Lindt & Spruengli AG	337	10,940,210
Nestle SA (Reg.)	67,145	30,201,821
Novartis AG (Reg.)	343,349	17,376,893
Roche Holding AG (participation certificate)	234,283	42,855,046
Sonova Holding AG	109,991	9,831,696
Syngenta AG sponsored ADR	188,400	9,936,216
UBS AG (NY Shares)	75,800	3,129,782
TOTAL SWITZERLAND		151,849,437
United Kingdom - 24.4%
3i Group plc	384,965	7,210,351
Autonomy Corp. PLC (a)	107,100	1,957,384
Barclays PLC	328,400	3,097,633
BG Group PLC	1,279,900	27,978,614
easyJet PLC (a)	360,800	3,380,679
GlaxoSmithKline PLC	513,700	12,169,553
HSBC Holdings PLC sponsored ADR (d)	251,200	18,885,216
Kesa Electricals PLC	462,400	2,224,348
Lloyds TSB Group PLC	648,500	5,663,724
Man Group plc	795,987	8,764,081
Misys PLC	974,600	3,400,241
Reckitt Benckiser Group PLC	370,100	19,386,330
Rio Tinto PLC (Reg.)	157,900	16,064,351
Royal Bank of Scotland Group PLC	707,500	5,454,606
Royal Dutch Shell PLC Class A (United Kingdom)	1,417,100	50,806,221
Signet Group PLC	2,268,500	2,973,865
Standard Chartered PLC (United Kingdom)	417,600	14,003,911
Tesco PLC	1,093,700	9,143,081
Tullow Oil PLC	367,400	4,402,372

	Shares	Value
Vodafone Group PLC	3,535,400	$ 12,303,192
Vodafone Group PLC sponsored ADR	486,250	16,921,500
Xstrata PLC	164,200	12,642,582
TOTAL UNITED KINGDOM		258,833,835
TOTAL COMMON STOCKS (Cost $1,021,928,127)		1,020,051,414
Nonconvertible Preferred Stocks - 0.4%

Italy - 0.4%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $2,587,620)	129,911	3,805,611
Money Market Funds - 11.5%

Fidelity Cash Central Fund, 3.79% (b)	33,642,316	33,642,316
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	88,422,845	88,422,845
TOTAL MONEY MARKET FUNDS (Cost $122,065,161)		122,065,161
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $1,146,580,908)	1,145,922,186
NET OTHER ASSETS - (8.2)%	(86,361,590)
NET ASSETS - 100%	$ 1,059,560,596
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 271,373
Fidelity Securities Lending Cash Central Fund	153,702
Total	$ 425,075
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,147,071,343. Net unrealized depreciation aggregated $1,149,157, of which $82,638,753 related to appreciated investment securities and $83,787,910 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Fund

January 31, 2008

1.813067.103

EUR-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Austria - 2.2%
Erste Bank AG	755,600	$ 41,098,298
Raiffeisen International Bank Holding AG	488,000	62,340,627
TOTAL AUSTRIA		103,438,925
Belgium - 0.5%
InBev SA	322,100	26,586,396
Czech Republic - 1.1%
Ceske Energeticke Zavody AS	769,300	51,898,966
Denmark - 0.6%
Vestas Wind Systems AS (a)	279,400	27,141,577
Finland - 2.1%
Nokia Corp.	2,660,850	98,318,407
France - 12.8%
Electricite de France	1,988,600	207,437,162
Essilor International SA	850,300	49,291,246
France Telecom SA	2,042,000	72,205,120
L'Oreal SA	512,700	62,805,750
Sodexho Alliance SA (d)	211,400	11,504,658
Total SA Series B	697,800	50,785,884
Veolia Environnement	873,300	71,844,669
Vinci SA	1,187,700	81,212,133
TOTAL FRANCE		607,086,622
Germany - 16.5%
Bayer AG	2,552,500	209,305,000
E.ON AG	1,153,400	214,427,546
Hochtief AG	108,100	10,886,776
Linde AG	933,500	121,827,697
Merck KGaA	104,300	12,900,703
RWE AG	267,600	32,855,059
Siemens AG (Reg.) (d)	750,600	97,427,880
Wincor Nixdorf AG	1,068,300	82,884,353
TOTAL GERMANY		782,515,014
Italy - 2.4%
ENI SpA	1,531,300	49,407,395
Tod's SpA (d)	599,800	35,092,795
UniCredit SpA	4,348,700	32,116,642
TOTAL ITALY		116,616,832
Luxembourg - 1.1%
ArcelorMittal SA (France)	766,300	50,862,265
Netherlands - 1.2%
Heineken NV (Bearer)	1,056,300	58,730,280
Norway - 1.5%
Telenor ASA	3,495,400	71,306,160
Russia - 1.8%
OAO Gazprom sponsored ADR	1,728,600	84,355,680
Spain - 4.7%
Banco Bilbao Vizcaya Argentaria SA	995,200	20,958,912

	Shares	Value
Banco Santander SA	1,866,300	$ 33,019,782
Telefonica SA	5,843,000	171,005,134
TOTAL SPAIN		224,983,828
Sweden - 7.1%
Elekta AB (B Shares)	2,434,000	39,950,332
H&M Hennes & Mauritz AB (B Shares)	1,814,350	98,355,917
Hexagon AB (B Shares)	3,763,275	66,526,885
Nordea Bank AB	2,365,500	32,290,717
Scania AB (B Shares)	1,856,500	38,519,158
TeliaSonera AB	6,869,000	61,047,404
TOTAL SWEDEN		336,690,413
Switzerland - 12.9%
ABB Ltd. (Reg.)	3,917,479	97,972,699
Compagnie Financiere Richemont unit	886,965	50,734,579
Geberit AG (Reg.)	189,351	26,369,826
Julius Baer Holding AG	507,970	35,678,735
Roche Holding AG (participation certificate)	669,333	122,434,392
Schindler Holding AG (participation certificate)	786,544	47,127,251
SGS Societe Generale de Surveillance Holding SA (Reg.)	42,492	55,417,009
Syngenta AG (Switzerland)	670,639	176,847,504
TOTAL SWITZERLAND		612,581,995
United Kingdom - 26.0%
Anglo American PLC (United Kingdom)	463,600	25,617,278
AstraZeneca PLC (United Kingdom)	541,000	22,640,850
BG Group PLC	5,292,700	115,698,422
BHP Billiton PLC	894,600	27,053,019
BP PLC	4,441,700	47,193,063
British American Tobacco PLC	1,809,400	63,926,102
Capita Group PLC	3,381,516	44,327,635
GlaxoSmithKline PLC	2,027,600	48,033,844
HSBC Holdings PLC (United Kingdom) (Reg.)	3,196,100	48,056,560
Investec PLC	3,877,400	33,010,071
Rio Tinto PLC (Reg.)	269,700	27,438,604
Royal Dutch Shell PLC Class A (Netherlands)	3,586,600	128,059,553
Serco Group PLC	5,626,400	47,116,025
Smith & Nephew PLC	2,129,800	28,688,406
Tesco PLC	22,924,873	191,646,668
Unilever PLC	2,930,700	96,126,960
Vodafone Group PLC	69,012,100	240,162,110
TOTAL UNITED KINGDOM		1,234,795,170
TOTAL COMMON STOCKS (Cost $4,037,005,178)		4,487,908,530
Nonconvertible Preferred Stocks - 0.5%
	Shares	Value
Germany - 0.5%
Henkel KGaA (Cost $21,960,108)	471,300	$ 21,491,920
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 3.79% (b)	251,492,881	251,492,881
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	118,278,798	118,278,798
TOTAL MONEY MARKET FUNDS (Cost $369,771,679)		369,771,679
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $4,428,736,965)	4,879,172,129
NET OTHER ASSETS - (2.8)%	(132,078,502)
NET ASSETS - 100%	$ 4,747,093,627
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,738,932
Fidelity Securities Lending Cash Central Fund	655,429
Total	$ 2,394,361
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,434,115,850. Net unrealized appreciation aggregated $445,056,279, of which $677,199,954 related to appreciated investment securities and $232,143,675 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Discovery Fund

January 31, 2008

1.813016.103

IGI-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value (000s)
Australia - 6.7%
ABB Grain Ltd.	1,700,680	$ 13,221
AMP Ltd.	3,054,821	23,008
AXA Asia Pacific Holdings Ltd.	3,949,651	21,001
Babcock & Brown Japan Property Trust	14,813,600	16,205
Babcock & Brown Ltd. (d)	4,188,299	67,410
Babcock & Brown Wind Partners	7,081,600	8,731
Brambles Ltd.	3,864,957	36,977
Cochlear Ltd.	1,233,107	77,120
Commonwealth Bank of Australia	2,637,524	116,828
Computershare Ltd.	6,844,068	48,603
CSL Ltd.	6,334,338	194,018
Goodman Group unit	4,802,032	18,859
Macquarie Group Ltd.	610,316	35,571
Mortgage Choice Ltd.	2,899,300	5,147
QBE Insurance Group Ltd.	2,074,346	51,707
Seek Ltd.	3,139,317	17,565
United Group Ltd.	556,800	7,554
Woolworths Ltd.	2,822,663	72,891
WorleyParsons Ltd.	1,820,190	64,075
TOTAL AUSTRALIA		896,491
Austria - 0.0%
Strabag SE	117,400	6,861
Belgium - 0.2%
Hansen Transmission International NV	6,191,000	29,547
Bermuda - 0.8%
Aquarius Platinum Ltd. (United Kingdom)	4,644,900	56,164
Ports Design Ltd.	4,763,900	13,747
Sinofert Holdings Ltd.	40,172,900	31,891
TOTAL BERMUDA		101,802
Brazil - 0.9%
Bolsa de Mercadorias & Futuros - BM&F SA	1,039,000	9,362
Bovespa Holding SA	2,235,800	32,832
Petroleo Brasileiro SA - Petrobras sponsored ADR	366,800	40,766
Uniao de Bancos Brasileiros SA (Unibanco) GDR	337,000	44,080
TOTAL BRAZIL		127,040
Canada - 2.0%
Barrick Gold Corp.	318,600	16,448
Goldcorp, Inc.	424,000	15,776
Niko Resources Ltd.	498,400	42,269
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Open Text Corp. (a)(d)	883,700	$ 27,430
Petrobank Energy & Resources Ltd. (a)	54,600	2,744
Potash Corp. of Saskatchewan, Inc.	638,100	89,896
Suncor Energy, Inc.	394,800	37,137
Talisman Energy, Inc.	1,883,200	29,762
TOTAL CANADA		261,462
Cayman Islands - 0.6%
Chaoda Modern Agriculture (Holdings) Ltd.	12,757,500	12,925
Lee & Man Paper Manufacturing Ltd.	9,655,000	21,545
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	737,300	40,352
TOTAL CAYMAN ISLANDS		74,822
China - 0.2%
Jiangsu Expressway Co. Ltd. (H Shares)	13,585,200	12,562
Nine Dragons Paper (Holdings) Ltd.	10,792,000	17,439
TOTAL CHINA		30,001
Cyprus - 0.3%
Aisi Realty Public Ltd. (e)	10,023,000	7,375
Marfin Popular Bank Public Co.	2,692,059	27,304
TOTAL CYPRUS		34,679
Czech Republic - 0.3%
Ceske Energeticke Zavody AS	606,300	40,903
Denmark - 0.7%
Novo Nordisk AS Series B	454,400	28,673
Vestas Wind Systems AS (a)	663,400	64,444
TOTAL DENMARK		93,117
Finland - 1.4%
Nokia Corp. sponsored ADR	5,239,700	193,607
France - 8.6%
Alstom SA	493,700	99,713
AXA SA	1,678,966	57,622
BNP Paribas SA	435,039	43,161
Cap Gemini SA	643,800	35,084
CNP Assurances	218,000	26,663
Electricite de France	918,800	95,843
Eutelsat Communications	1,952,985	51,869
Gaz de France	952,600	51,663
Groupe Danone	501,200	40,723
Common Stocks - continued
	Shares	Value (000s)
France - continued
ICADE	49,839	$ 6,423
L'Oreal SA	309,800	37,951
Neuf Cegetel	688,313	35,804
Orpea (a)	560,828	32,198
Remy Cointreau SA	315,700	19,044
Renault SA	579,900	66,199
Sechilienne-Sidec	174,000	10,615
Societe Generale Series A	188,520	23,684
Suez SA (France)	1,228,100	74,300
Total SA Series B	2,344,176	170,609
Veolia Environnement	1,273,762	104,790
Vivendi	1,482,311	59,741
TOTAL FRANCE		1,143,699
Germany - 11.0%
Allianz AG (Reg.)	629,430	112,290
Bayer AG	535,200	43,886
Bayer AG sponsored ADR	1,353,900	111,020
CompuGROUP Holding AG (a)	519,400	9,795
Continental AG	237,000	24,612
DaimlerChrysler AG (Reg.)	693,600	54,260
Deutsche Boerse AG	753,900	131,937
E.ON AG	1,396,700	259,657
Fresenius Medical Care AG	1,044,200	53,733
GEA Group AG (a)	1,668,100	51,554
Gerresheimer AG	796,986	40,844
Hochtief AG	285,900	28,793
K&S AG	174,100	44,049
Linde AG	530,928	69,289
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	474,000	85,175
Q-Cells AG (a)	155,100	14,595
RWE AG	536,800	65,907
SGL Carbon AG (a)	661,000	33,493
Siemens AG (Reg.) (d)	1,321,000	171,466
SolarWorld AG	797,300	35,355
Wincor Nixdorf AG	256,500	19,901
TOTAL GERMANY		1,461,611
Greece - 0.9%
Marfin Financial Group Holdings SA	1,328,400	9,612
Common Stocks - continued
	Shares	Value (000s)
Greece - continued
National Bank of Greece SA	565,035	$ 34,541
Public Power Corp. of Greece	1,513,945	71,007
TOTAL GREECE		115,160
Hong Kong - 1.6%
China Mobile (Hong Kong) Ltd.	1,595,500	24,124
Esprit Holdings Ltd.	8,115,900	104,917
Li & Fung Ltd.	11,821,900	43,968
Sun Hung Kai Properties Ltd.	1,827,000	35,732
TOTAL HONG KONG		208,741
India - 1.4%
Bharti Airtel Ltd. (a)	1,968,182	43,034
Infosys Technologies Ltd.	1,028,452	39,249
Reliance Industries Ltd.	1,124,702	70,978
Satyam Computer Services Ltd.	3,263,566	32,627
TOTAL INDIA		185,888
Indonesia - 0.7%
PT Bumi Resources Tbk	100,629,500	69,700
PT Perusahaan Gas Negara Tbk Series B	16,625,000	24,110
TOTAL INDONESIA		93,810
Ireland - 0.3%
C&C Group PLC	3,574,400	23,982
Paddy Power PLC (Ireland)	646,097	18,396
TOTAL IRELAND		42,378
Israel - 0.5%
Israel Chemicals Ltd.	4,226,600	53,984
Nice Systems Ltd. sponsored ADR (a)	281,500	8,617
TOTAL ISRAEL		62,601
Italy - 2.5%
A2A SpA	7,499,000	30,153
Edison SpA	9,838,300	25,575
ENI SpA	1,659,200	53,534
ENI SpA sponsored ADR	403,750	26,054
Fiat SpA	2,676,500	62,635
Finmeccanica SpA	1,232,600	36,848
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Prysmian SpA	1,016,400	$ 20,421
UniCredit SpA	10,574,400	78,096
TOTAL ITALY		333,316
Japan - 13.5%
Aeon Mall Co. Ltd.	822,800	21,048
Asahi Glass Co. Ltd.	3,154,000	39,273
Asics Corp.	4,395,000	57,040
Canon Marketing Japan, Inc.	2,296,500	37,127
Canon, Inc.	2,533,850	107,866
Chiba Bank Ltd.	2,187,000	16,187
East Japan Railway Co.	3,816	31,546
Fujifilm Holdings Corp.	1,573,800	61,787
Ibiden Co. Ltd.	601,300	37,889
Japan Tobacco, Inc.	16,598	87,103
Keyence Corp.	85,600	18,218
Konica Minolta Holdings, Inc.	3,011,500	48,289
Kubota Corp.	6,091,000	43,822
Leopalace21 Corp.	329,500	7,980
Matsui Securities Co. Ltd. (d)	2,233,300	15,438
Mitsubishi Corp.	2,730,100	71,379
Mitsubishi Estate Co. Ltd.	2,104,400	55,811
Mitsui & Co. Ltd.	3,677,000	73,485
Mitsui Fudosan Co. Ltd.	2,421,000	55,328
Murata Manufacturing Co. Ltd.	59,900	2,963
Namco Bandai Holdings, Inc.	1,828,400	25,415
NGK Insulators Ltd.	2,945,900	75,912
Nintendo Co. Ltd.	254,400	125,674
Nippon Building Fund, Inc.	2,590	29,961
Nippon Electric Glass Co. Ltd.	855,000	12,793
Nomura Holdings, Inc.	3,021,400	44,233
NSK Ltd.	3,742,000	32,553
ORIX Corp.	274,410	46,582
Sony Corp. sponsored ADR	838,300	39,811
Sony Financial Holdings, Inc.	1,085	4,153
Sumitomo Corp.	1,959,100	27,011
Sumitomo Electric Industries Ltd.	1,851,800	27,029
Sumitomo Mitsui Financial Group, Inc.	14,760	116,325
Sumitomo Trust & Banking Co. Ltd.	2,478,800	15,713
Takeda Pharmaceutical Co. Ltd.	1,988,100	120,599
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Tokuyama Corp.	3,488,900	$ 24,904
Toyota Motor Corp.	2,743,000	148,876
TOTAL JAPAN		1,807,123
Korea (South) - 1.3%
Korean Reinsurance Co.	946,600	10,882
LG Household & Health Care Ltd.	190,530	33,913
NHN Corp. (a)	296,794	62,890
Samsung Fire & Marine Insurance Co. Ltd.	225,160	44,729
Shinhan Financial Group Co. Ltd.	399,290	21,610
TOTAL KOREA (SOUTH)		174,024
Luxembourg - 0.3%
SES SA (A Shares) FDR unit	1,845,168	44,707
Malaysia - 1.4%
DiGi.com Bhd	4,002,700	29,938
Gamuda Bhd	55,399,400	87,324
IJM Corp. Bhd	8,838,700	20,488
KNM Group Bhd	19,984,600	43,854
TOTAL MALAYSIA		181,604
Mexico - 0.6%
America Movil SAB de CV Series L sponsored ADR	1,262,700	75,648
Netherlands - 1.6%
CNH Global NV	483,300	23,904
Heineken NV (Bearer)	958,100	53,270
Koninklijke KPN NV	4,813,200	87,370
Koninklijke Philips Electronics NV	1,339,400	52,772
TOTAL NETHERLANDS		217,316
Norway - 1.4%
Aker Kvaerner ASA	1,487,135	27,993
Hafslund ASA (B Shares)	674,550	13,648
Petroleum Geo-Services ASA	1,889,000	40,595
Pronova BioPharma ASA	6,497,400	23,543
Renewable Energy Corp. AS (a)	1,148,900	30,035
StatoilHydro ASA	2,164,900	57,016
TOTAL NORWAY		192,830
Common Stocks - continued
	Shares	Value (000s)
Papua New Guinea - 0.4%
Lihir Gold Ltd. (a)	12,986,269	$ 43,316
New Britain Palm Oil Ltd.	679,450	5,979
TOTAL PAPUA NEW GUINEA		49,295
Russia - 0.0%
OAO Gazprom sponsored ADR	112,200	5,475
Singapore - 0.5%
Keppel Corp. Ltd.	2,418,000	19,317
Singapore Exchange Ltd.	5,967,000	40,426
Straits Asia Resources Ltd.	2,158,000	5,163
TOTAL SINGAPORE		64,906
South Africa - 0.2%
JSE Ltd.	2,428,500	22,657
Spain - 3.0%
Banco Santander SA	5,747,500	101,688
Compania de Distribucion Integral Logista SA	38,478	3,043
Grifols SA	1,966,700	48,056
Inditex SA	439,800	22,098
Telefonica SA	7,546,500	220,861
TOTAL SPAIN		395,746
Sweden - 1.1%
H&M Hennes & Mauritz AB (B Shares)	588,550	31,905
Modern Times Group MTG AB (B Shares)	1,087,900	65,994
Scania AB (B Shares)	2,478,500	51,425
TOTAL SWEDEN		149,324
Switzerland - 9.3%
ABB Ltd. sponsored ADR	4,794,400	119,860
Actelion Ltd. (Reg.) (a)	1,334,950	66,734
BB Biotech AG	354,261	26,902
Credit Suisse Group (Reg.)	1,135,271	64,449
EFG International	547,410	16,390
Julius Baer Holding AG	1,007,697	70,778
Lindt & Spruengli AG (participation certificate)	16,675	52,165
Nestle SA (Reg.)	452,626	203,591
Novartis AG (Reg.)	763,970	38,665
Roche Holding AG (participation certificate)	1,127,334	206,212
SGS Societe Generale de Surveillance Holding SA (Reg.)	25,313	33,013
Sonova Holding AG	783,960	70,075
Swiss Life Holding	99,416	24,141
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Syngenta AG (Switzerland)	378,879	$ 99,910
Tecan Group AG	212,300	10,645
The Swatch Group AG (Reg.)	931,687	48,862
UBS AG (NY Shares)	1,273,200	52,570
Zurich Financial Services AG (Reg.)	117,931	33,764
TOTAL SWITZERLAND		1,238,726
Taiwan - 0.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,203,668	54,771
Wistron Corp.	15,219,615	23,223
TOTAL TAIWAN		77,994
United Kingdom - 16.0%
Anglo American PLC (United Kingdom)	981,454	54,232
Autonomy Corp. PLC (a)	2,053,300	37,527
BAE Systems PLC	4,473,409	41,674
Barclays PLC	1,431,400	13,502
BG Group PLC	4,347,600	95,039
BG Group PLC sponsored ADR	207,400	22,669
BHP Billiton PLC	4,684,600	141,664
Blinkx PLC	2,595,500	1,050
BP PLC sponsored ADR (d)	857,200	54,647
British American Tobacco PLC	2,319,600	81,951
British American Tobacco PLC sponsored ADR	404,500	28,436
Capita Group PLC	2,212,793	29,007
Clipper Windpower PLC (a)	2,006,200	23,985
GlaxoSmithKline PLC sponsored ADR	991,900	46,996
HSBC Holdings PLC (Hong Kong) (Reg.)	1,498,444	22,531
Imperial Tobacco Group PLC	1,850,600	90,525
Informa PLC	3,117,000	24,357
International Power PLC	10,959,800	87,503
Misys PLC	7,892,600	27,536
National Grid PLC	3,497,200	54,062
Pearson PLC	2,583,700	35,763
Reckitt Benckiser Group PLC	2,043,100	107,020
Renovo Group PLC (a)(e)	10,125,200	27,249
Rio Tinto PLC sponsored ADR	343,000	139,584
Rolls-Royce Group PLC	4,253,343	40,159
Royal Bank of Scotland Group PLC	6,935,757	53,473
Royal Dutch Shell PLC Class B	7,221,659	249,689
Shire PLC	2,222,100	39,887
SSL International PLC	7,248,900	75,600
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Tesco PLC	11,600,812	$ 96,980
Vodafone Group PLC	69,326,235	241,255
Xstrata PLC	701,300	53,997
TOTAL UNITED KINGDOM		2,139,549
United States of America - 0.5%
Macquarie Infrastructure Co. LLC	131,000	4,331
ResMed, Inc. (a)(d)	726,500	33,840
Sunpower Corp. Class A (a)	373,000	25,771
TOTAL UNITED STATES OF AMERICA		63,942
TOTAL COMMON STOCKS (Cost $10,640,188)		12,438,402
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.2%
Fresenius AG (non-vtg.)	1,229,200	96,027
Porsche Automobil Holding SE (d)	21,495	38,592
ProSiebenSat.1 Media AG	1,396,900	28,111
TOTAL GERMANY		162,730
Italy - 0.2%
Intesa Sanpaolo SpA	2,632,302	18,002
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $162,248)		180,732
Government Obligations - 0.0%
	Principal Amount (000s)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.16% to 3.04% 3/6/08 to 4/17/08 (f) (Cost $3,187)	$ 3,200	3,190
Money Market Funds - 6.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.79% (b)	638,234,870	$ 638,235
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	242,889,900	242,890
TOTAL MONEY MARKET FUNDS (Cost $881,125)		881,125
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $11,686,748)		13,503,449
NET OTHER ASSETS - (1.3)%		(175,933)
NET ASSETS - 100%		$ 13,327,516
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
753 Nikkei 225 Index Contracts (Japan)	March 2008	$ 51,204	$ (9,378)
The face value of futures purchased as a percentage of net assets - 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,173,000.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 8,752	$ -	$ -	$ -	$ 7,375
Renovo Group PLC	42,523	-	-	-	27,249
Total	$ 51,275	$ -	$ -	$ -	$ 34,624
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9,888
Fidelity Securities Lending Cash Central Fund	1,183
Total	$ 11,071
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $11,690,530,000. Net unrealized appreciation aggregated $1,812,919,000, of which $2,489,028,000 related to appreciated investment securities and $676,109,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Discovery Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Discovery Fund

1.844601.101

AIGI-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value (000s)
Australia - 6.7%
ABB Grain Ltd.	1,700,680	$ 13,221
AMP Ltd.	3,054,821	23,008
AXA Asia Pacific Holdings Ltd.	3,949,651	21,001
Babcock & Brown Japan Property Trust	14,813,600	16,205
Babcock & Brown Ltd. (d)	4,188,299	67,410
Babcock & Brown Wind Partners	7,081,600	8,731
Brambles Ltd.	3,864,957	36,977
Cochlear Ltd.	1,233,107	77,120
Commonwealth Bank of Australia	2,637,524	116,828
Computershare Ltd.	6,844,068	48,603
CSL Ltd.	6,334,338	194,018
Goodman Group unit	4,802,032	18,859
Macquarie Group Ltd.	610,316	35,571
Mortgage Choice Ltd.	2,899,300	5,147
QBE Insurance Group Ltd.	2,074,346	51,707
Seek Ltd.	3,139,317	17,565
United Group Ltd.	556,800	7,554
Woolworths Ltd.	2,822,663	72,891
WorleyParsons Ltd.	1,820,190	64,075
TOTAL AUSTRALIA		896,491
Austria - 0.0%
Strabag SE	117,400	6,861
Belgium - 0.2%
Hansen Transmission International NV	6,191,000	29,547
Bermuda - 0.8%
Aquarius Platinum Ltd. (United Kingdom)	4,644,900	56,164
Ports Design Ltd.	4,763,900	13,747
Sinofert Holdings Ltd.	40,172,900	31,891
TOTAL BERMUDA		101,802
Brazil - 0.9%
Bolsa de Mercadorias & Futuros - BM&F SA	1,039,000	9,362
Bovespa Holding SA	2,235,800	32,832
Petroleo Brasileiro SA - Petrobras sponsored ADR	366,800	40,766
Uniao de Bancos Brasileiros SA (Unibanco) GDR	337,000	44,080
TOTAL BRAZIL		127,040
Canada - 2.0%
Barrick Gold Corp.	318,600	16,448
Goldcorp, Inc.	424,000	15,776
Niko Resources Ltd.	498,400	42,269
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Open Text Corp. (a)(d)	883,700	$ 27,430
Petrobank Energy & Resources Ltd. (a)	54,600	2,744
Potash Corp. of Saskatchewan, Inc.	638,100	89,896
Suncor Energy, Inc.	394,800	37,137
Talisman Energy, Inc.	1,883,200	29,762
TOTAL CANADA		261,462
Cayman Islands - 0.6%
Chaoda Modern Agriculture (Holdings) Ltd.	12,757,500	12,925
Lee & Man Paper Manufacturing Ltd.	9,655,000	21,545
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	737,300	40,352
TOTAL CAYMAN ISLANDS		74,822
China - 0.2%
Jiangsu Expressway Co. Ltd. (H Shares)	13,585,200	12,562
Nine Dragons Paper (Holdings) Ltd.	10,792,000	17,439
TOTAL CHINA		30,001
Cyprus - 0.3%
Aisi Realty Public Ltd. (e)	10,023,000	7,375
Marfin Popular Bank Public Co.	2,692,059	27,304
TOTAL CYPRUS		34,679
Czech Republic - 0.3%
Ceske Energeticke Zavody AS	606,300	40,903
Denmark - 0.7%
Novo Nordisk AS Series B	454,400	28,673
Vestas Wind Systems AS (a)	663,400	64,444
TOTAL DENMARK		93,117
Finland - 1.4%
Nokia Corp. sponsored ADR	5,239,700	193,607
France - 8.6%
Alstom SA	493,700	99,713
AXA SA	1,678,966	57,622
BNP Paribas SA	435,039	43,161
Cap Gemini SA	643,800	35,084
CNP Assurances	218,000	26,663
Electricite de France	918,800	95,843
Eutelsat Communications	1,952,985	51,869
Gaz de France	952,600	51,663
Groupe Danone	501,200	40,723
Common Stocks - continued
	Shares	Value (000s)
France - continued
ICADE	49,839	$ 6,423
L'Oreal SA	309,800	37,951
Neuf Cegetel	688,313	35,804
Orpea (a)	560,828	32,198
Remy Cointreau SA	315,700	19,044
Renault SA	579,900	66,199
Sechilienne-Sidec	174,000	10,615
Societe Generale Series A	188,520	23,684
Suez SA (France)	1,228,100	74,300
Total SA Series B	2,344,176	170,609
Veolia Environnement	1,273,762	104,790
Vivendi	1,482,311	59,741
TOTAL FRANCE		1,143,699
Germany - 11.0%
Allianz AG (Reg.)	629,430	112,290
Bayer AG	535,200	43,886
Bayer AG sponsored ADR	1,353,900	111,020
CompuGROUP Holding AG (a)	519,400	9,795
Continental AG	237,000	24,612
DaimlerChrysler AG (Reg.)	693,600	54,260
Deutsche Boerse AG	753,900	131,937
E.ON AG	1,396,700	259,657
Fresenius Medical Care AG	1,044,200	53,733
GEA Group AG (a)	1,668,100	51,554
Gerresheimer AG	796,986	40,844
Hochtief AG	285,900	28,793
K&S AG	174,100	44,049
Linde AG	530,928	69,289
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	474,000	85,175
Q-Cells AG (a)	155,100	14,595
RWE AG	536,800	65,907
SGL Carbon AG (a)	661,000	33,493
Siemens AG (Reg.) (d)	1,321,000	171,466
SolarWorld AG	797,300	35,355
Wincor Nixdorf AG	256,500	19,901
TOTAL GERMANY		1,461,611
Greece - 0.9%
Marfin Financial Group Holdings SA	1,328,400	9,612
Common Stocks - continued
	Shares	Value (000s)
Greece - continued
National Bank of Greece SA	565,035	$ 34,541
Public Power Corp. of Greece	1,513,945	71,007
TOTAL GREECE		115,160
Hong Kong - 1.6%
China Mobile (Hong Kong) Ltd.	1,595,500	24,124
Esprit Holdings Ltd.	8,115,900	104,917
Li & Fung Ltd.	11,821,900	43,968
Sun Hung Kai Properties Ltd.	1,827,000	35,732
TOTAL HONG KONG		208,741
India - 1.4%
Bharti Airtel Ltd. (a)	1,968,182	43,034
Infosys Technologies Ltd.	1,028,452	39,249
Reliance Industries Ltd.	1,124,702	70,978
Satyam Computer Services Ltd.	3,263,566	32,627
TOTAL INDIA		185,888
Indonesia - 0.7%
PT Bumi Resources Tbk	100,629,500	69,700
PT Perusahaan Gas Negara Tbk Series B	16,625,000	24,110
TOTAL INDONESIA		93,810
Ireland - 0.3%
C&C Group PLC	3,574,400	23,982
Paddy Power PLC (Ireland)	646,097	18,396
TOTAL IRELAND		42,378
Israel - 0.5%
Israel Chemicals Ltd.	4,226,600	53,984
Nice Systems Ltd. sponsored ADR (a)	281,500	8,617
TOTAL ISRAEL		62,601
Italy - 2.5%
A2A SpA	7,499,000	30,153
Edison SpA	9,838,300	25,575
ENI SpA	1,659,200	53,534
ENI SpA sponsored ADR	403,750	26,054
Fiat SpA	2,676,500	62,635
Finmeccanica SpA	1,232,600	36,848
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Prysmian SpA	1,016,400	$ 20,421
UniCredit SpA	10,574,400	78,096
TOTAL ITALY		333,316
Japan - 13.5%
Aeon Mall Co. Ltd.	822,800	21,048
Asahi Glass Co. Ltd.	3,154,000	39,273
Asics Corp.	4,395,000	57,040
Canon Marketing Japan, Inc.	2,296,500	37,127
Canon, Inc.	2,533,850	107,866
Chiba Bank Ltd.	2,187,000	16,187
East Japan Railway Co.	3,816	31,546
Fujifilm Holdings Corp.	1,573,800	61,787
Ibiden Co. Ltd.	601,300	37,889
Japan Tobacco, Inc.	16,598	87,103
Keyence Corp.	85,600	18,218
Konica Minolta Holdings, Inc.	3,011,500	48,289
Kubota Corp.	6,091,000	43,822
Leopalace21 Corp.	329,500	7,980
Matsui Securities Co. Ltd. (d)	2,233,300	15,438
Mitsubishi Corp.	2,730,100	71,379
Mitsubishi Estate Co. Ltd.	2,104,400	55,811
Mitsui & Co. Ltd.	3,677,000	73,485
Mitsui Fudosan Co. Ltd.	2,421,000	55,328
Murata Manufacturing Co. Ltd.	59,900	2,963
Namco Bandai Holdings, Inc.	1,828,400	25,415
NGK Insulators Ltd.	2,945,900	75,912
Nintendo Co. Ltd.	254,400	125,674
Nippon Building Fund, Inc.	2,590	29,961
Nippon Electric Glass Co. Ltd.	855,000	12,793
Nomura Holdings, Inc.	3,021,400	44,233
NSK Ltd.	3,742,000	32,553
ORIX Corp.	274,410	46,582
Sony Corp. sponsored ADR	838,300	39,811
Sony Financial Holdings, Inc.	1,085	4,153
Sumitomo Corp.	1,959,100	27,011
Sumitomo Electric Industries Ltd.	1,851,800	27,029
Sumitomo Mitsui Financial Group, Inc.	14,760	116,325
Sumitomo Trust & Banking Co. Ltd.	2,478,800	15,713
Takeda Pharmaceutical Co. Ltd.	1,988,100	120,599
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Tokuyama Corp.	3,488,900	$ 24,904
Toyota Motor Corp.	2,743,000	148,876
TOTAL JAPAN		1,807,123
Korea (South) - 1.3%
Korean Reinsurance Co.	946,600	10,882
LG Household & Health Care Ltd.	190,530	33,913
NHN Corp. (a)	296,794	62,890
Samsung Fire & Marine Insurance Co. Ltd.	225,160	44,729
Shinhan Financial Group Co. Ltd.	399,290	21,610
TOTAL KOREA (SOUTH)		174,024
Luxembourg - 0.3%
SES SA (A Shares) FDR unit	1,845,168	44,707
Malaysia - 1.4%
DiGi.com Bhd	4,002,700	29,938
Gamuda Bhd	55,399,400	87,324
IJM Corp. Bhd	8,838,700	20,488
KNM Group Bhd	19,984,600	43,854
TOTAL MALAYSIA		181,604
Mexico - 0.6%
America Movil SAB de CV Series L sponsored ADR	1,262,700	75,648
Netherlands - 1.6%
CNH Global NV	483,300	23,904
Heineken NV (Bearer)	958,100	53,270
Koninklijke KPN NV	4,813,200	87,370
Koninklijke Philips Electronics NV	1,339,400	52,772
TOTAL NETHERLANDS		217,316
Norway - 1.4%
Aker Kvaerner ASA	1,487,135	27,993
Hafslund ASA (B Shares)	674,550	13,648
Petroleum Geo-Services ASA	1,889,000	40,595
Pronova BioPharma ASA	6,497,400	23,543
Renewable Energy Corp. AS (a)	1,148,900	30,035
StatoilHydro ASA	2,164,900	57,016
TOTAL NORWAY		192,830
Common Stocks - continued
	Shares	Value (000s)
Papua New Guinea - 0.4%
Lihir Gold Ltd. (a)	12,986,269	$ 43,316
New Britain Palm Oil Ltd.	679,450	5,979
TOTAL PAPUA NEW GUINEA		49,295
Russia - 0.0%
OAO Gazprom sponsored ADR	112,200	5,475
Singapore - 0.5%
Keppel Corp. Ltd.	2,418,000	19,317
Singapore Exchange Ltd.	5,967,000	40,426
Straits Asia Resources Ltd.	2,158,000	5,163
TOTAL SINGAPORE		64,906
South Africa - 0.2%
JSE Ltd.	2,428,500	22,657
Spain - 3.0%
Banco Santander SA	5,747,500	101,688
Compania de Distribucion Integral Logista SA	38,478	3,043
Grifols SA	1,966,700	48,056
Inditex SA	439,800	22,098
Telefonica SA	7,546,500	220,861
TOTAL SPAIN		395,746
Sweden - 1.1%
H&M Hennes & Mauritz AB (B Shares)	588,550	31,905
Modern Times Group MTG AB (B Shares)	1,087,900	65,994
Scania AB (B Shares)	2,478,500	51,425
TOTAL SWEDEN		149,324
Switzerland - 9.3%
ABB Ltd. sponsored ADR	4,794,400	119,860
Actelion Ltd. (Reg.) (a)	1,334,950	66,734
BB Biotech AG	354,261	26,902
Credit Suisse Group (Reg.)	1,135,271	64,449
EFG International	547,410	16,390
Julius Baer Holding AG	1,007,697	70,778
Lindt & Spruengli AG (participation certificate)	16,675	52,165
Nestle SA (Reg.)	452,626	203,591
Novartis AG (Reg.)	763,970	38,665
Roche Holding AG (participation certificate)	1,127,334	206,212
SGS Societe Generale de Surveillance Holding SA (Reg.)	25,313	33,013
Sonova Holding AG	783,960	70,075
Swiss Life Holding	99,416	24,141
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Syngenta AG (Switzerland)	378,879	$ 99,910
Tecan Group AG	212,300	10,645
The Swatch Group AG (Reg.)	931,687	48,862
UBS AG (NY Shares)	1,273,200	52,570
Zurich Financial Services AG (Reg.)	117,931	33,764
TOTAL SWITZERLAND		1,238,726
Taiwan - 0.6%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,203,668	54,771
Wistron Corp.	15,219,615	23,223
TOTAL TAIWAN		77,994
United Kingdom - 16.0%
Anglo American PLC (United Kingdom)	981,454	54,232
Autonomy Corp. PLC (a)	2,053,300	37,527
BAE Systems PLC	4,473,409	41,674
Barclays PLC	1,431,400	13,502
BG Group PLC	4,347,600	95,039
BG Group PLC sponsored ADR	207,400	22,669
BHP Billiton PLC	4,684,600	141,664
Blinkx PLC	2,595,500	1,050
BP PLC sponsored ADR (d)	857,200	54,647
British American Tobacco PLC	2,319,600	81,951
British American Tobacco PLC sponsored ADR	404,500	28,436
Capita Group PLC	2,212,793	29,007
Clipper Windpower PLC (a)	2,006,200	23,985
GlaxoSmithKline PLC sponsored ADR	991,900	46,996
HSBC Holdings PLC (Hong Kong) (Reg.)	1,498,444	22,531
Imperial Tobacco Group PLC	1,850,600	90,525
Informa PLC	3,117,000	24,357
International Power PLC	10,959,800	87,503
Misys PLC	7,892,600	27,536
National Grid PLC	3,497,200	54,062
Pearson PLC	2,583,700	35,763
Reckitt Benckiser Group PLC	2,043,100	107,020
Renovo Group PLC (a)(e)	10,125,200	27,249
Rio Tinto PLC sponsored ADR	343,000	139,584
Rolls-Royce Group PLC	4,253,343	40,159
Royal Bank of Scotland Group PLC	6,935,757	53,473
Royal Dutch Shell PLC Class B	7,221,659	249,689
Shire PLC	2,222,100	39,887
SSL International PLC	7,248,900	75,600
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Tesco PLC	11,600,812	$ 96,980
Vodafone Group PLC	69,326,235	241,255
Xstrata PLC	701,300	53,997
TOTAL UNITED KINGDOM		2,139,549
United States of America - 0.5%
Macquarie Infrastructure Co. LLC	131,000	4,331
ResMed, Inc. (a)(d)	726,500	33,840
Sunpower Corp. Class A (a)	373,000	25,771
TOTAL UNITED STATES OF AMERICA		63,942
TOTAL COMMON STOCKS (Cost $10,640,188)		12,438,402
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.2%
Fresenius AG (non-vtg.)	1,229,200	96,027
Porsche Automobil Holding SE (d)	21,495	38,592
ProSiebenSat.1 Media AG	1,396,900	28,111
TOTAL GERMANY		162,730
Italy - 0.2%
Intesa Sanpaolo SpA	2,632,302	18,002
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $162,248)		180,732
Government Obligations - 0.0%
	Principal Amount (000s)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.16% to 3.04% 3/6/08 to 4/17/08 (f) (Cost $3,187)	$ 3,200	3,190
Money Market Funds - 6.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.79% (b)	638,234,870	$ 638,235
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	242,889,900	242,890
TOTAL MONEY MARKET FUNDS (Cost $881,125)		881,125
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $11,686,748)		13,503,449
NET OTHER ASSETS - (1.3)%		(175,933)
NET ASSETS - 100%		$ 13,327,516
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
753 Nikkei 225 Index Contracts (Japan)	March 2008	$ 51,204	$ (9,378)
The face value of futures purchased as a percentage of net assets - 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,173,000.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aisi Realty Public Ltd.	$ 8,752	$ -	$ -	$ -	$ 7,375
Renovo Group PLC	42,523	-	-	-	27,249
Total	$ 51,275	$ -	$ -	$ -	$ 34,624
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9,888
Fidelity Securities Lending Cash Central Fund	1,183
Total	$ 11,071
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $11,690,530,000. Net unrealized appreciation aggregated $1,812,919,000, of which $2,489,028,000 related to appreciated investment securities and $676,109,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Growth Fund

January 31, 2008

1.863101.100

IGF-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 6.6%
ASX Ltd.	1,897	$ 80,455
Babcock & Brown Ltd.	5,335	85,866
Cochlear Ltd.	4,158	260,047
CSL Ltd.	12,773	391,231
Leighton Holdings Ltd.	1,942	86,194
QBE Insurance Group Ltd.	3,928	97,913
Woolworths Ltd.	8,186	211,391
WorleyParsons Ltd.	3,535	124,441
TOTAL AUSTRALIA		1,337,538
Belgium - 2.0%
Hansen Transmission International NV	12,100	57,749
InBev SA	4,200	346,671
TOTAL BELGIUM		404,420
Bermuda - 0.5%
Aquarius Platinum Ltd. (Australia)	3,401	39,247
Ports Design Ltd.	20,500	59,154
TOTAL BERMUDA		98,401
Brazil - 2.8%
B2W Companhia Global Do Varejo	1,600	57,669
Bolsa de Mercadorias & Futuros - BM&F SA	7,400	66,680
Bovespa Holding SA	4,000	58,738
Companhia Vale do Rio Doce sponsored ADR	1,700	50,966
MRV Engenharia e Participacoes SA	5,200	97,260
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,250	138,925
Totvs SA	3,300	89,676
TOTAL BRAZIL		559,914
Canada - 3.0%
Goldcorp, Inc.	2,300	85,578
Harry Winston Diamond Corp.	3,100	76,453
Potash Corp. of Saskatchewan, Inc.	1,200	169,056
Research In Motion Ltd. (a)	2,900	272,252
TOTAL CANADA		603,339
Cayman Islands - 0.2%
Chaoda Modern Agriculture (Holdings) Ltd.	46,400	47,010
Common Stocks - continued
	Shares	Value
Denmark - 0.9%
Novo Nordisk AS Series B sponsored ADR	900	$ 56,475
Vestas Wind Systems AS (a)	1,260	122,399
TOTAL DENMARK		178,874
Egypt - 0.0%
Orascom Hotels & Development (OHD) (a)	2	28
Finland - 4.3%
Metso Corp.	3,600	169,385
Nokia Corp. sponsored ADR	15,000	554,250
Wartsila Corp. (B Shares)	2,320	149,256
TOTAL FINLAND		872,891
France - 7.0%
Alstom SA	1,055	213,080
Compagnie Generale de Geophysique SA (a)	398	93,117
Delachaux SA	900	69,154
Groupe Danone	2,695	218,969
L'Oreal SA	767	93,958
Laurent-Perrier Group	500	79,558
Meetic (a)	1,889	61,011
Remy Cointreau SA	1,726	104,117
SeLoger.com	867	44,124
Suez SA (France)	4,065	245,933
Veolia Environnement sponsored ADR	1,700	140,573
Vinci SA	897	61,335
TOTAL FRANCE		1,424,929
Germany - 9.5%
Bayer AG	4,000	328,000
Continental AG	1,000	103,848
Deutsche Boerse AG	1,400	245,009
E.ON AG	3,200	594,909
Linde AG	900	117,456
Siemens AG sponsored ADR	4,100	532,180
TOTAL GERMANY		1,921,402
Hong Kong - 0.7%
Hong Kong Exchanges & Clearing Ltd.	6,500	134,044
India - 1.5%
Bharti Airtel Ltd. (a)	8,845	193,394
Common Stocks - continued
	Shares	Value
India - continued
Reliance Industries Ltd.	1,400	$ 88,352
Suzlon Energy Ltd.	4,000	31,456
TOTAL INDIA		313,202
Israel - 0.7%
Partner Communications Co. Ltd. ADR	7,200	149,400
Italy - 1.1%
Fiat SpA	9,100	212,958
Japan - 9.2%
Canon, Inc. sponsored ADR	4,400	187,308
Japan Steel Works Ltd.	9,000	131,449
Japan Tobacco, Inc.	53	278,134
Mitsubishi Estate Co. Ltd.	9,000	238,691
Nintendo Co. Ltd.	1,000	494,000
Shiseido Co. Ltd.	4,000	92,120
Sony Financial Holdings, Inc.	21	80,382
Sumitomo Mitsui Financial Group, Inc.	8	63,049
Torishima Pump Manufacturing Co. Ltd.	13,500	203,014
USS Co. Ltd.	1,030	60,058
Xebio Co. Ltd.	1,900	43,153
TOTAL JAPAN		1,871,358
Korea (South) - 0.9%
NHN Corp. (a)	905	191,768
Luxembourg - 1.5%
ArcelorMittal SA (NY Reg.) Class A	4,500	298,755
Malaysia - 0.4%
Bandar Raya Developments BHD	52,900	40,875
Gamuda Bhd	25,100	39,564
TOTAL MALAYSIA		80,439
Mexico - 1.4%
America Movil SAB de CV Series L sponsored ADR	4,900	293,559
Netherlands - 1.4%
AmRest Holdings NV (a)	1,600	79,285
ASML Holding NV (NY Shares) (a)	5,500	146,245
Unilever NV (NY Shares)	2,000	65,040
TOTAL NETHERLANDS		290,570
Norway - 0.1%
Renewable Energy Corp. AS (a)	1,100	28,757
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	9,338	$ 31,147
Philippines - 0.3%
Jollibee Food Corp.	43,800	53,124
Singapore - 0.8%
Singapore Exchange Ltd.	23,000	155,822
South Africa - 3.2%
African Rainbow Minerals Ltd.	9,939	202,161
Anglo Platinum Ltd.	354	51,376
JSE Ltd.	4,289	40,015
MTN Group Ltd.	15,100	241,016
Murray & Roberts Holdings Ltd.	4,232	49,116
Raubex Group Ltd.	10,621	54,582
TOTAL SOUTH AFRICA		638,266
Spain - 2.8%
Grifols SA	3,301	80,660
Inditex SA	2,200	110,543
Telefonica SA sponsored ADR	4,300	377,540
TOTAL SPAIN		568,743
Sweden - 1.2%
H&M Hennes & Mauritz AB (B Shares)	2,300	124,683
Swedish Match Co.	5,200	114,852
TOTAL SWEDEN		239,535
Switzerland - 11.0%
ABB Ltd. sponsored ADR	20,000	500,000
EFG International	1,950	58,384
Nestle SA (Reg.)	1,716	771,857
Roche Holding AG (participation certificate)	3,670	671,316
SGS Societe Generale de Surveillance Holding SA (Reg.)	47	61,296
Sonova Holding AG	904	80,805
The Swatch Group AG:
(Bearer)	264	71,270
(Reg.)	187	9,807
TOTAL SWITZERLAND		2,224,735
Turkey - 0.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	4,800	47,515
Asya Katilim Bankasi AS (a)	8,500	71,084
TOTAL TURKEY		118,599
Common Stocks - continued
	Shares	Value
United Kingdom - 17.1%
Anglo American PLC ADR	6,300	$ 174,321
Autonomy Corp. PLC (a)	5,100	93,209
BAE Systems PLC	28,800	268,298
BG Group PLC	7,100	155,206
BHP Billiton PLC ADR	6,500	409,500
British American Tobacco PLC sponsored ADR	2,000	140,600
Datacash Group PLC	29,700	181,624
Expro International Group PLC	2,700	50,074
International Power PLC	19,700	157,284
Man Group plc	20,237	222,816
Meggitt PLC	7,100	40,623
Reckitt Benckiser Group PLC	4,200	220,002
Rio Tinto PLC sponsored ADR	1,150	467,993
Rolls-Royce Group PLC	10,500	99,137
Serco Group PLC	20,500	171,669
Tesco PLC	49,200	411,301
Xstrata PLC	2,600	200,187
TOTAL UNITED KINGDOM		3,463,844
United States of America - 4.5%
Allergan, Inc.	900	60,471
Berkshire Hathaway, Inc. Class B (a)	10	45,500
EnergySolutions, Inc.	1,600	36,000
FMC Technologies, Inc. (a)	2,000	96,320
Gilead Sciences, Inc. (a)	2,600	118,794
Juniper Networks, Inc. (a)	5,500	149,325
Merck & Co., Inc.	2,800	129,584
Pricesmart, Inc.	1,300	36,998
Valero Energy Corp.	2,120	125,483
Varian Semiconductor Equipment Associates, Inc. (a)	1,800	57,978
VMware, Inc. Class A	937	53,081
TOTAL UNITED STATES OF AMERICA		909,534
TOTAL COMMON STOCKS (Cost $21,534,749)		19,716,905
Cash Equivalents - 2.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.71%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $514,000)	$ 514,024	$ 514,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $22,048,749)		20,230,905
NET OTHER ASSETS - 0.1%		23,045
NET ASSETS - 100%		$ 20,253,950
Legend
(a) Non-income producing
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$514,000 due 2/01/08 at 1.71%
Banc of America Securities LLC	$ 22,158
Barclays Capital, Inc.	284,696
Goldman, Sachs & Co.	64,411
ING Financial Markets LLC	78,324
Lehman Brothers, Inc.	64,411
$ 514,000
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $22,161,890. Net unrealized depreciation aggregated $1,930,985, of which $285,912 related to appreciated investment securities and $2,216,897 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
International Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.863093.100

AIGF-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 6.6%
ASX Ltd.	1,897	$ 80,455
Babcock & Brown Ltd.	5,335	85,866
Cochlear Ltd.	4,158	260,047
CSL Ltd.	12,773	391,231
Leighton Holdings Ltd.	1,942	86,194
QBE Insurance Group Ltd.	3,928	97,913
Woolworths Ltd.	8,186	211,391
WorleyParsons Ltd.	3,535	124,441
TOTAL AUSTRALIA		1,337,538
Belgium - 2.0%
Hansen Transmission International NV	12,100	57,749
InBev SA	4,200	346,671
TOTAL BELGIUM		404,420
Bermuda - 0.5%
Aquarius Platinum Ltd. (Australia)	3,401	39,247
Ports Design Ltd.	20,500	59,154
TOTAL BERMUDA		98,401
Brazil - 2.8%
B2W Companhia Global Do Varejo	1,600	57,669
Bolsa de Mercadorias & Futuros - BM&F SA	7,400	66,680
Bovespa Holding SA	4,000	58,738
Companhia Vale do Rio Doce sponsored ADR	1,700	50,966
MRV Engenharia e Participacoes SA	5,200	97,260
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,250	138,925
Totvs SA	3,300	89,676
TOTAL BRAZIL		559,914
Canada - 3.0%
Goldcorp, Inc.	2,300	85,578
Harry Winston Diamond Corp.	3,100	76,453
Potash Corp. of Saskatchewan, Inc.	1,200	169,056
Research In Motion Ltd. (a)	2,900	272,252
TOTAL CANADA		603,339
Cayman Islands - 0.2%
Chaoda Modern Agriculture (Holdings) Ltd.	46,400	47,010
Common Stocks - continued
	Shares	Value
Denmark - 0.9%
Novo Nordisk AS Series B sponsored ADR	900	$ 56,475
Vestas Wind Systems AS (a)	1,260	122,399
TOTAL DENMARK		178,874
Egypt - 0.0%
Orascom Hotels & Development (OHD) (a)	2	28
Finland - 4.3%
Metso Corp.	3,600	169,385
Nokia Corp. sponsored ADR	15,000	554,250
Wartsila Corp. (B Shares)	2,320	149,256
TOTAL FINLAND		872,891
France - 7.0%
Alstom SA	1,055	213,080
Compagnie Generale de Geophysique SA (a)	398	93,117
Delachaux SA	900	69,154
Groupe Danone	2,695	218,969
L'Oreal SA	767	93,958
Laurent-Perrier Group	500	79,558
Meetic (a)	1,889	61,011
Remy Cointreau SA	1,726	104,117
SeLoger.com	867	44,124
Suez SA (France)	4,065	245,933
Veolia Environnement sponsored ADR	1,700	140,573
Vinci SA	897	61,335
TOTAL FRANCE		1,424,929
Germany - 9.5%
Bayer AG	4,000	328,000
Continental AG	1,000	103,848
Deutsche Boerse AG	1,400	245,009
E.ON AG	3,200	594,909
Linde AG	900	117,456
Siemens AG sponsored ADR	4,100	532,180
TOTAL GERMANY		1,921,402
Hong Kong - 0.7%
Hong Kong Exchanges & Clearing Ltd.	6,500	134,044
India - 1.5%
Bharti Airtel Ltd. (a)	8,845	193,394
Common Stocks - continued
	Shares	Value
India - continued
Reliance Industries Ltd.	1,400	$ 88,352
Suzlon Energy Ltd.	4,000	31,456
TOTAL INDIA		313,202
Israel - 0.7%
Partner Communications Co. Ltd. ADR	7,200	149,400
Italy - 1.1%
Fiat SpA	9,100	212,958
Japan - 9.2%
Canon, Inc. sponsored ADR	4,400	187,308
Japan Steel Works Ltd.	9,000	131,449
Japan Tobacco, Inc.	53	278,134
Mitsubishi Estate Co. Ltd.	9,000	238,691
Nintendo Co. Ltd.	1,000	494,000
Shiseido Co. Ltd.	4,000	92,120
Sony Financial Holdings, Inc.	21	80,382
Sumitomo Mitsui Financial Group, Inc.	8	63,049
Torishima Pump Manufacturing Co. Ltd.	13,500	203,014
USS Co. Ltd.	1,030	60,058
Xebio Co. Ltd.	1,900	43,153
TOTAL JAPAN		1,871,358
Korea (South) - 0.9%
NHN Corp. (a)	905	191,768
Luxembourg - 1.5%
ArcelorMittal SA (NY Reg.) Class A	4,500	298,755
Malaysia - 0.4%
Bandar Raya Developments BHD	52,900	40,875
Gamuda Bhd	25,100	39,564
TOTAL MALAYSIA		80,439
Mexico - 1.4%
America Movil SAB de CV Series L sponsored ADR	4,900	293,559
Netherlands - 1.4%
AmRest Holdings NV (a)	1,600	79,285
ASML Holding NV (NY Shares) (a)	5,500	146,245
Unilever NV (NY Shares)	2,000	65,040
TOTAL NETHERLANDS		290,570
Norway - 0.1%
Renewable Energy Corp. AS (a)	1,100	28,757
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	9,338	$ 31,147
Philippines - 0.3%
Jollibee Food Corp.	43,800	53,124
Singapore - 0.8%
Singapore Exchange Ltd.	23,000	155,822
South Africa - 3.2%
African Rainbow Minerals Ltd.	9,939	202,161
Anglo Platinum Ltd.	354	51,376
JSE Ltd.	4,289	40,015
MTN Group Ltd.	15,100	241,016
Murray & Roberts Holdings Ltd.	4,232	49,116
Raubex Group Ltd.	10,621	54,582
TOTAL SOUTH AFRICA		638,266
Spain - 2.8%
Grifols SA	3,301	80,660
Inditex SA	2,200	110,543
Telefonica SA sponsored ADR	4,300	377,540
TOTAL SPAIN		568,743
Sweden - 1.2%
H&M Hennes & Mauritz AB (B Shares)	2,300	124,683
Swedish Match Co.	5,200	114,852
TOTAL SWEDEN		239,535
Switzerland - 11.0%
ABB Ltd. sponsored ADR	20,000	500,000
EFG International	1,950	58,384
Nestle SA (Reg.)	1,716	771,857
Roche Holding AG (participation certificate)	3,670	671,316
SGS Societe Generale de Surveillance Holding SA (Reg.)	47	61,296
Sonova Holding AG	904	80,805
The Swatch Group AG:
(Bearer)	264	71,270
(Reg.)	187	9,807
TOTAL SWITZERLAND		2,224,735
Turkey - 0.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	4,800	47,515
Asya Katilim Bankasi AS (a)	8,500	71,084
TOTAL TURKEY		118,599
Common Stocks - continued
	Shares	Value
United Kingdom - 17.1%
Anglo American PLC ADR	6,300	$ 174,321
Autonomy Corp. PLC (a)	5,100	93,209
BAE Systems PLC	28,800	268,298
BG Group PLC	7,100	155,206
BHP Billiton PLC ADR	6,500	409,500
British American Tobacco PLC sponsored ADR	2,000	140,600
Datacash Group PLC	29,700	181,624
Expro International Group PLC	2,700	50,074
International Power PLC	19,700	157,284
Man Group plc	20,237	222,816
Meggitt PLC	7,100	40,623
Reckitt Benckiser Group PLC	4,200	220,002
Rio Tinto PLC sponsored ADR	1,150	467,993
Rolls-Royce Group PLC	10,500	99,137
Serco Group PLC	20,500	171,669
Tesco PLC	49,200	411,301
Xstrata PLC	2,600	200,187
TOTAL UNITED KINGDOM		3,463,844
United States of America - 4.5%
Allergan, Inc.	900	60,471
Berkshire Hathaway, Inc. Class B (a)	10	45,500
EnergySolutions, Inc.	1,600	36,000
FMC Technologies, Inc. (a)	2,000	96,320
Gilead Sciences, Inc. (a)	2,600	118,794
Juniper Networks, Inc. (a)	5,500	149,325
Merck & Co., Inc.	2,800	129,584
Pricesmart, Inc.	1,300	36,998
Valero Energy Corp.	2,120	125,483
Varian Semiconductor Equipment Associates, Inc. (a)	1,800	57,978
VMware, Inc. Class A	937	53,081
TOTAL UNITED STATES OF AMERICA		909,534
TOTAL COMMON STOCKS (Cost $21,534,749)		19,716,905
Cash Equivalents - 2.5%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.71%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $514,000)	$ 514,024	$ 514,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $22,048,749)		20,230,905
NET OTHER ASSETS - 0.1%		23,045
NET ASSETS - 100%		$ 20,253,950
Legend
(a) Non-income producing
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$514,000 due 2/01/08 at 1.71%
Banc of America Securities LLC	$ 22,158
Barclays Capital, Inc.	284,696
Goldman, Sachs & Co.	64,411
ING Financial Markets LLC	78,324
Lehman Brothers, Inc.	64,411
$ 514,000
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $22,161,890. Net unrealized depreciation aggregated $1,930,985, of which $285,912 related to appreciated investment securities and $2,216,897 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap Fund

January 31, 2008

1.813082.103

ISC-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value (000s)
Australia - 12.4%
ABB Grain Ltd.	178,216	$ 1,385
ABC Learning Centres Ltd. (e)	53,278	211
Allied Gold Ltd. (a)(f)	18,674,490	12,558
Allied Gold Ltd. (United Kingdom) (a)(f)	461,700	313
Ausenco Ltd.	599,002	6,144
Bradken Ltd.	382,388	2,177
Capital-XX Ltd. (a)	2,262,572	1,845
Centamin Egypt Ltd. (a)	2,384,795	3,082
Centennial Coal Co. Ltd. (e)	592,395	1,864
Coal of Africa Ltd. (a)	4,528,600	7,116
Dwyka Resources Ltd. (a)	5,235,220	3,168
Energy Resources of Australia Ltd.	41,799	706
European Gas Ltd. (a)	2,137,690	1,227
Hastie Group Ltd.	697,428	2,626
Incitec Pivot Ltd.	132,321	14,236
International Ferro Metals (a)	2,795,667	4,859
Investika Ltd. (United Kingdom) (a)	185,887	423
Investika Ltd. (a)	240,000	501
Jubilee Mines NL	221,647	4,484
MacArthur Coal Ltd. (e)	482,429	4,291
Macmahon Holdings Ltd.	2,119,018	2,565
Meo Australia Ltd. (a)	10,289,300	3,506
Metcash Ltd.	597,539	2,224
Monto Minerals Ltd. (a)	8,300,252	1,506
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	0
Mortgage Choice Ltd.	1,058,199	1,879
Mount Gibson Iron Ltd. (a)	3,744,982	8,764
Navitas Ltd.	490,152	897
Phosphagenics Ltd. (a)	9,040,000	1,783
Reverse Corp. Ltd.	446,400	1,413
Roc Oil Co. Ltd. (United Kingdom) (a)	731,319	1,431
Seek Ltd. (e)	1,552,902	8,689
Straits Resources Ltd.	329,044	1,888
Sylvania Resources Ltd. (a)(f)	8,185,947	21,066
Sylvania Resources Ltd. (United Kingdom) (a)(f)	3,389,885	8,726
Tanami Gold NL (a)	26,452,484	2,846
Tassal Group Ltd.	2,000,689	6,907
United Group Ltd.	142,801	1,937
WorleyParsons Ltd.	229,258	8,070
Wotif.com Holdings Ltd.	636,700	2,683
TOTAL AUSTRALIA		161,996
Common Stocks - continued
	Shares	Value (000s)
Bermuda - 1.3%
African Minerals Ltd. (a)	575,020	$ 1,388
Pacific Basin Shipping Ltd.	446,000	627
Peace Mark Holdings Ltd.	660,000	762
Petra Diamonds Ltd. (a)	1,212,621	3,194
Ports Design Ltd.	784,000	2,262
PureCircle Ltd.	500,000	1,705
Tanzanite One Ltd. (f)	5,808,701	5,292
Trefoil Ltd. (a)	385,100	1,444
Xceldiam Ltd. warrants 3/19/08 (a)	1,659,127	0
TOTAL BERMUDA		16,674
British Virgin Islands - 0.4%
Albidon Ltd. unit (a)	1,469,000	3,798
Kalahari Energy (g)	1,451,000	1,814
TOTAL BRITISH VIRGIN ISLANDS		5,612
Canada - 2.3%
AirSea Lines (g)	1,862,300	1,385
AirSea Lines warrants 8/4/11 (a)(g)	1,862,300	0
Artumas Group, Inc. (a)	220,000	1,015
Bankers Petroleum Ltd. (a)	2,779,970	2,493
Equinox Minerals Ltd. unit (a)	972,884	4,493
MagIndustries Corp. (a)	3,635,960	6,884
Rock Well Petroleum, Inc. (g)	770,400	3,463
Sino-Forest Corp. (a)	87,800	1,613
Starfield Resources, Inc. (a)	2,152,075	1,758
Stealth Ventures Ltd. warrants 3/12/08 (a)(g)	483,250	0
Visual Defence, Inc. (a)(f)	4,664,100	1,364
Western Canadian Coal Corp. (a)	2,754,418	5,078
Western Canadian Coal Corp. (United Kingdom) (a)	548,286	992
TOTAL CANADA		30,538
Cayman Islands - 0.9%
Ctrip.com International Ltd. sponsored ADR	35,200	1,607
International Consolidated Minerals, Inc. (a)	852,927	5,004
Lee & Man Paper Manufacturing Ltd.	661,600	1,476
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	16,900	957
New World Department Store China Ltd.	1,441,000	1,793
Pacific Online Ltd.	1,295,000	319
TCC International Holdings Ltd. (a)	676,000	492
TOTAL CAYMAN ISLANDS		11,648
Common Stocks - continued
	Shares	Value (000s)
China - 0.5%
Baidu.com, Inc. sponsored ADR (a)	4,600	$ 1,288
China Oilfield Services Ltd. (H Shares)	862,000	1,574
Sina Corp. (a)	63,000	2,501
Yantai Changyu Pioneer Wine Co. (B Shares)	118,810	842
TOTAL CHINA		6,205
Cyprus - 0.2%
Buried Hill Energy (Cyprus) PCL (g)	1,947,000	2,142
Denmark - 0.2%
DSV de Sammensluttede Vognmaend AS	131,440	2,541
Finland - 1.7%
Inion OY (a)	3,590,300	1,419
Nokian Tyres Ltd.	470,040	16,024
Rakentajain Konevuokraamo Oyj (B Shares)	79,960	1,898
Ramirent Oyj	74,140	1,158
Wartsila Corp. (B Shares)	34,680	2,231
TOTAL FINLAND		22,730
France - 3.0%
Carbone Lorraine	27,400	1,452
Electricite de France	90,900	9,482
Geodis SA (e)	26,350	3,304
Guerbet SA	8,400	1,303
ICADE	48,209	6,213
Laurent-Perrier Group	25,660	4,083
Societe Internationale de Plantations d'Heveas SA	2,580	1,451
Vilmorin & Cie	75,310	12,020
TOTAL FRANCE		39,308
Germany - 3.3%
E.ON AG	93,000	17,290
Fresenius Medical Care AG	130,010	6,690
Interhyp AG (e)	22,630	1,529
Kontron AG	154,620	2,728
MLP AG (e)	89,150	1,405
Praktiker Bau- und Heimwerkermaerkte Holding AG	63,860	1,364
SGL Carbon AG (a)	163,730	8,296
Vossloh AG	25,800	3,168
TOTAL GERMANY		42,470
Greece - 2.0%
Fourlis Holdings SA	110,000	3,758
Common Stocks - continued
	Shares	Value (000s)
Greece - continued
Hellenic Technodomiki Tev SA	193,260	$ 2,485
Sarantis SA (Reg.)	1,142,668	19,840
TOTAL GREECE		26,083
Hong Kong - 1.1%
Esprit Holdings Ltd.	332,300	4,296
Hang Lung Properties Ltd.	499,000	1,942
Li & Fung Ltd.	1,258,000	4,679
Midland Holdings Ltd.	2,000,000	2,934
TOTAL HONG KONG		13,851
India - 0.4%
Educomp Solutions Ltd.	18,712	1,603
Idea Cellular Ltd.	184,670	580
Indian Overseas Bank	168,182	711
INFO Edge India Ltd.	28,837	773
Sesa Goa Ltd.	7,375	601
Union Bank of India	136,979	702
United Spirits Ltd.	16,200	696
TOTAL INDIA		5,666
Indonesia - 0.3%
PT Bumi Resources Tbk	3,817,500	2,644
PT Tambang Batubbara Bukit Asam Tbk	892,500	1,101
TOTAL INDONESIA		3,745
Ireland - 0.4%
Adwalker PLC (a)	9,125,000	204
Kenmare Resources PLC (a)	2,640,000	2,200
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	877
Petroceltic International PLC (a)	13,644,934	1,840
Vimio PLC (a)	867,300	132
TOTAL IRELAND		5,253
Israel - 1.0%
Israel Chemicals Ltd.	975,505	12,460
Italy - 3.3%
A2A SpA	1,480,160	5,952
Ansaldo STS SpA (a)	214,670	2,696
Banca Italease SpA (e)	527,130	5,831
ERG SpA (e)	784,520	12,712
Hera SpA (e)	1,617,160	6,759
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Seldovia Native Association, Inc. (SNAI) (a)(e)	1,291,190	$ 7,974
Teleunit SpA (a)(f)	12,719,158	814
TOTAL ITALY		42,738
Japan - 28.2%
ABC-Mart, Inc.	233,100	5,798
Access Co. Ltd.	625	735
Ahresty Corp.	93,500	1,319
Ai Holdings Corp.	234,000	1,532
Airport Facilities Co. Ltd.	93,800	617
AOC Holdings, Inc.	127,300	1,394
AOI Electronics Co. Ltd.	3,800	41
Apamanshop Holdings Co. Ltd. (e)	19,884	5,513
Atlus Co. Ltd. (a)	68,300	389
Atrium Co. Ltd.	64,400	1,229
Avex Group Holdings, Inc.	65,400	720
Bookoff Corp. (e)	108,800	611
C. Uyemura & Co. Ltd.	62,200	2,457
Chiba Bank Ltd.	177,000	1,310
Chugoku Marine Paints Ltd.	179,000	1,417
Citizen Holdings Co. Ltd.	142,800	1,311
CMIC Co. Ltd.	5,340	1,758
Create SD Co. Ltd.	57,800	1,435
Culture Convenience Club Co. Ltd. (e)	312,000	1,423
Dai-ichi Seiko Co. Ltd.	26,000	340
Daicel Chemical Industries Ltd.	292,000	1,634
Daido Steel Co. Ltd. (e)	269,000	1,784
Daihen Corp.	252,000	1,128
Daikin Industries Ltd.	60,300	2,705
Daikokutenbussan Co. Ltd.	16,200	88
Daiseki Co. Ltd. (e)	22,300	635
Daito Gyorui Co. Ltd.	381,000	591
Denyo Co. Ltd. (e)	72,900	686
EPS Co. Ltd. (e)	1,582	5,475
F&M Co. Ltd.	2,006	389
FamilyMart Co. Ltd.	106,000	3,150
FCM Co. Ltd.	24,200	742
Fuji Heavy Industries Ltd.	687,000	2,746
Fujitsu Component Ltd. (a)	650	801
Furuno Electric Co. Ltd.	125,400	1,533
Geo Co. Ltd. (e)	1,266	1,965
H-One Co. Ltd.	21,800	178
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Harakosan Co. Ltd. (e)	5,726	$ 6,731
Harmonic Drive Systems, Inc.	667	2,321
Hikari Tsushin, Inc. (e)	298,000	11,266
Hisaka Works Ltd. (e)	145,000	2,314
Hitachi Construction Machinery Co. Ltd.	71,600	1,660
Hitachi Metals Ltd.	60,000	789
Hokuto Corp. (e)	196,200	3,257
Hosiden Corp. (e)	103,800	1,597
Ibiden Co. Ltd.	30,200	1,903
Ichirokudo Co. Ltd. (a)	1,165	625
Ichiyoshi Securities Co. Ltd. (e)	141,400	1,366
IDU Co.	413	375
Inpex Holdings, Inc.	890	8,454
Intelligence Ltd. (e)	1,492	2,147
Itochu Corp.	557,000	5,097
Japan Aviation Electronics Industry Ltd.	100,000	1,219
Japan Steel Works Ltd.	157,000	2,293
Japan Vilene Co. Ltd. (e)	194,000	812
Jastec Co. Ltd.	534,500	3,901
Juki Corp.	500,000	2,408
Juroku Bank Ltd.	149,000	820
Kitagawa Seiki Co. Ltd.	42,600	196
Koha Co. Ltd.	7,200	54
Komori Corp.	154,000	3,259
Konica Minolta Holdings, Inc.	112,500	1,804
Kura Corp. Ltd.	5,100	11,895
Kuraray Co. Ltd.	150,500	1,793
LAC Holdings, Inc.	154,700	447
MCJ Co. Ltd. (a)(e)	3,338	1,570
Meiko Electronics Co. Ltd.	94,800	2,657
Message Co. Ltd.	971	1,790
Micronics Japan Co. Ltd.	134,100	4,919
Mitsui O.S.K. Lines Ltd.	333,000	4,052
Mitsumi Electric Co. Ltd.	31,900	879
Miyano Machinery, Inc.	429,000	1,110
Money Partners Co. Ltd.	11,228	9,556
Mori Seiki Co. Ltd.	102,000	1,806
NIC Corp.	101,600	841
Nidec Corp.	22,400	1,468
Nihon Dempa Kogyo Co. Ltd. (e)	382,800	13,104
Nihon Kohden Corp.	255,700	5,940
Nihon Nohyaku Co. Ltd. (e)	199,000	1,479
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nihon Trim Co. Ltd. (e)	216,900	$ 4,875
Nihonwasou Holdings, Inc.	782	207
Nikon Corp.	348,000	9,491
Nippon Chemi-con Corp.	312,000	1,320
Nippon Commercial Investment Corp.	422	1,786
Nippon Denko Co. Ltd. (e)	203,000	1,504
Nippon Oil Corp.	256,000	1,736
Nippon Seiki Co. Ltd.	858,000	14,161
Nipro Corp.	266,000	5,329
Nissha Printing Co. Ltd.	112,800	3,766
Nissin Kogyo Co. Ltd.	807,400	13,288
NTN Corp.	260,000	1,880
Obara Corp.	50	1
Oiles Corp. (e)	93,040	1,855
Otsuka Corp.	21,300	1,651
Pigeon Corp. (e)	87,700	1,407
Produce Co. Ltd. (a)	1,532	4,711
Rinnai Corp. (e)	35,000	1,126
Rohto Pharmaceutical Co. Ltd.	534,000	6,499
Round One Corp. (e)	682	1,103
Ryobi Ltd.	301,000	1,325
Sammy NetWorks Co. Ltd.	1,015	1,040
Sansha Electric Manufacturing Co. Ltd.	56,000	465
Sanyo Denki Co. Ltd.	271,000	1,121
Sato Corp. (e)	220,300	3,338
Sawada Holdings Co. Ltd. (a)(e)	91,000	466
Sec Carbon Ltd.	132,000	1,037
Seria Co. Ltd.	482	340
Shibaura Electronics Co. Ltd. (e)	96,700	1,819
Shimachu Co. Ltd.	80,600	2,221
Shin Nippon Biomedical Laboratories Ltd. (e)	142,600	2,426
Shin-Kobe Electric Machinery Co. Ltd.	419,000	1,805
Shinohara Systems of Construction Co. Ltd.	1,206	646
SRI Sports Ltd.	1,727	2,388
Stanley Electric Co. Ltd.	300,300	6,058
Starbucks Coffee Japan Ltd. (e)	3,551	1,827
Start Today Co. Ltd.	243	784
Stella Chemifa Corp. (e)	31,900	897
Sumitomo Corp.	175,900	2,425
Sumitomo Heavy Industries Ltd.	216,000	1,790
Sumitomo Light Metal Industries Ltd. (e)	757,000	1,025
Sumitomo Metal Industries Ltd.	247,000	1,164
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sun Frontier Fudousan Co. Ltd. (e)	886	$ 892
Sunx Ltd. (e)	284,400	1,621
Suruga Corp.	371,000	4,009
Sysmex Corp.	57,300	2,387
T&D Holdings, Inc.	18,300	984
Taiho Kogyo Co. Ltd.	96,100	1,277
Taiyo Kagaku Co. Ltd.	14,600	89
Takano Co. Ltd. (a)	109,200	1,088
Takara Holdings, Inc.	324,000	1,892
Takeei Corp. (e)	61,400	1,923
Takisawa Machine Tool Co. Ltd.	524,000	715
TMS Entertainment Ltd.	152,000	376
TOA Valve Holding, Inc. (e)	352	993
Tohcello Co. Ltd.	149,000	925
Toho Zinc Co. Ltd.	272,000	1,205
Tohoku Electric Power Co., Inc.	46,300	1,093
Tokai Carbon Co. Ltd. (e)	104,000	814
Tokai Rubber Industries Ltd.	83,700	1,389
Tokyo Gas Co. Ltd.	248,000	1,157
Tokyo Seimitsu Co. Ltd. (e)	165,100	3,315
TonenGeneral Sekiyu KK (e)	122,000	1,054
Toray Industries, Inc.	157,000	1,062
Toyo Suisan Kaisha Ltd.	104,000	1,976
Toyo Tire & Rubber Co. Ltd. (e)	484,000	1,630
Toyoda Gosei Co. Ltd.	58,000	1,893
Tsumura & Co.	271,400	5,807
Tyo, Inc. (e)	235,000	398
Ube Industries Ltd.	252,000	787
Ulvac, Inc. (e)	73,600	3,205
Unicom Group Holdings, Inc.	82,300	557
Usen Corp.	295,910	1,923
VarioSecure Networks, Inc. (e)	720	860
Wacom Co. Ltd. (e)	1,144	2,173
Works Applications Co. Ltd.	1,126	1,377
Xebio Co. Ltd.	129,100	2,932
Yachiyo Industry Co. Ltd.	119,200	1,289
Yamada Denki Co. Ltd.	54,740	5,838
Yonkyu Co. Ltd.	135,500	644
TOTAL JAPAN		367,205
Korea (South) - 1.0%
LG Household & Health Care Ltd.	16,766	2,984
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - continued
MegaStudy Co. Ltd.	6,441	$ 2,021
NHN Corp. (a)	30,451	6,453
Taewoong Co. Ltd.	23,528	1,989
TOTAL KOREA (SOUTH)		13,447
Luxembourg - 0.3%
SES SA FDR (France) unit	142,650	3,477
Malaysia - 0.7%
Bursa Malaysia Bhd	160,900	646
Gamuda Bhd	1,698,500	2,677
KNM Group Bhd	1,555,100	3,413
Parkson Holdings Bhd	884,700	2,105
TOTAL MALAYSIA		8,841
Malta - 0.4%
Unibet Group plc unit	178,456	5,654
Netherlands - 0.3%
Engel East Europe NV	975,032	1,183
Koninklijke Boskalis Westminster NV (Certificaten Van Aandelen)	53,740	2,927
TOTAL NETHERLANDS		4,110
Norway - 1.2%
Norwegian Property ASA	451,590	4,573
Pertra AS (A Shares) (a)	175,642	1,771
Stepstone ASA (a)	3,057,910	9,466
TOTAL NORWAY		15,810
Papua New Guinea - 0.9%
Lihir Gold Ltd. (a)	1,900,789	6,340
Oil Search Ltd.	1,283,833	4,904
TOTAL PAPUA NEW GUINEA		11,244
Philippines - 0.1%
Alliance Global Group, Inc. (a)	5,259,000	560
Vista Land & Lifescapes, Inc.	8,022,000	913
TOTAL PHILIPPINES		1,473
Portugal - 0.2%
Banif SGPS SA	484,850	2,357
Russia - 1.0%
OAO Gazprom (Reg. S) unit	275,920	13,465
Common Stocks - continued
	Shares	Value (000s)
Singapore - 1.4%
Banyan Tree Holdings Ltd.	2,051,000	$ 2,055
Cosco Corp. Singapore Ltd.	1,155,000	3,627
Keppel Corp. Ltd.	136,000	1,086
Parkway Holdings Ltd.	1,648,300	4,153
Raffles Medical Group Ltd.	1,160,000	1,056
Skywest Airlines Ltd. (f)	14,719,299	4,595
Straits Asia Resources Ltd.	636,000	1,522
TOTAL SINGAPORE		18,094
South Africa - 0.3%
African Rainbow Minerals Ltd.	166,163	3,380
Spain - 1.9%
Grifols SA	877,748	21,448
Obrascon Huarte Lain SA	109,308	3,491
TOTAL SPAIN		24,939
Sweden - 1.4%
Hexagon AB (B Shares)	363,353	6,423
Meda AB (A Shares) (e)	324,460	3,528
Modern Times Group MTG AB (B Shares)	60,760	3,686
NeoNet AB	668,050	4,107
TOTAL SWEDEN		17,744
Switzerland - 1.1%
Actelion Ltd. (Reg.) (a)	82,940	4,146
Bucher Industries AG	15,811	3,555
Partners Group Holding	32,420	4,067
Vontobel Holdings AG	77,970	3,103
TOTAL SWITZERLAND		14,871
Taiwan - 0.1%
Sinyi Realty, Inc.	617,837	1,757
United Kingdom - 16.7%
Advanced Fluid Connections PLC (a)	7,009,687	0
ADVFN PLC (a)(f)	35,175,780	1,607
AeroBox PLC (a)	5,694,657	0
Afren PLC (a)	2,681,850	5,444
African Consolidated Resources PLC (a)	10,333,334	2,616
African Copper PLC (a)	1,677,884	1,870
Air Partner PLC	45,000	780
Anglo Asian Mining PLC (a)	3,657,000	769
Appian Technology PLC (a)	1,907,506	172
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Appian Technology PLC warrants 2/28/08 (a)(g)	479,045	$ 0
Ascent Resources PLC (a)	1,500,000	236
Baltic Oil Terminals PLC (a)	1,314,300	2,523
BioCare Solutions PLC (a)(f)	4,807,670	1,076
Blackstar Investors PLC (a)	1,826,860	4,050
Block Shield Corp. PLC (a)	1,653,400	1,914
Bovis Homes Group PLC	84,590	1,029
Cambrian Mining PLC	4,026,100	5,406
Celsis International PLC (a)	443,648	1,543
Central African Mining & Exploration Co. PLC (a)	9,125,633	7,568
Centurion Electronics PLC (a)(f)	748,299	13
Corac Group PLC (a)	4,279,104	5,501
Countermine PLC (a)(g)	4,939	738
Countermine PLC warrants 7/26/06 (a)(g)	4,939	0
CustomVis plc (a)(f)	8,417,536	753
Datacash Group PLC	1,585,580	9,696
Eclipse Energy Co. Ltd. (g)	102,000	1,521
Forum Energy PLC (a)	800,270	349
Gcm Resources PLC (a)	344,800	861
Gemfields Resources PLC (a)	3,909,100	2,612
Gyrus Group PLC (a)	365,900	4,584
Hardide Ltd. (a)	6,848,580	1,124
Healthcare Enterprise Group PLC (a)(f)	18,312,440	386
Healthcare Enterprise Group PLC warrants 6/30/08 (a)	1,851,769	9
Hot Tuna International PLC (a)	1,049,400	44
Hot Tuna International PLC warrants 2/25/08 (a)(g)	1,179,700	0
Hydrodec Group PLC (a)(f)	10,002,286	7,011
Ideal Shopping Direct PLC	661,592	2,548
IG Group Holdings plc	906,089	6,594
Impact Holdings PLC (a)(f)	10,414,000	595
Inmarsat PLC	582,630	5,698
Inova Holding PLC (a)	1,443,461	221
Intertek Group PLC	94,110	1,650
iomart Group PLC (a)	1,618,840	1,024
ITE Group PLC	1,591,430	4,489
ITM Power PLC (a)(e)	1,400,980	2,753
Jubilee Platinum PLC (a)	4,677,843	6,034
Keronite PLC (a)(g)	13,620,267	1,625
KimCor Diamonds PLC warrants 3/15/08 (a)	2,185,000	0
Lamprell plc	292,900	2,092
Landround plc warrants 12/11/09 (a)(g)	166,666	4
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	$ 43
Max Petroleum PLC (a)	11,694,820	13,012
Meldex International PLC (a)	4,394,616	5,802
MicroEmissive Displays (a)	2,821,600	2,441
Motivcom PLC (f)	1,813,800	3,236
NDS Group PLC sponsored ADR (a)	271,300	14,650
NETeller PLC (a)	2,073,590	2,696
Petrofac Ltd.	138,020	1,420
Proteome Sciences PLC (a)	1,322,532	1,272
Pureprofile Media PLC (g)	1,108,572	827
Pursuit Dynamics PLC (a)(e)	848,717	4,853
PV Crystalox Solar PLC	1,597,240	4,371
Rambler Metals & Mining PLC (a)	600,000	829
Regal Petroleum PLC	510,000	1,440
RGI International Ltd.	678,660	5,507
Sarantel Group PLC Class A (a)	3,285,900	452
SDL plc (a)	1,090,022	5,132
Serco Group PLC	226,230	1,894
Sinclair Pharma PLC (a)	1,128,371	1,167
SPI Lasers PLC (a)	3,461,200	2,654
Stem Cell Sciences PLC (a)	716,649	369
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	11
Target Resources PLC (a)	1,020,000	406
Target Resources PLC warrants 7/12/08 (a)	1,020,000	0
TMO Biotec (a)(g)	1,000,000	1,382
Toledo Mining Corp. PLC (a)	1,322,604	4,953
Triple Plate Junction PLC (a)	1,539,200	528
UK Coal PLC (a)	134,200	1,151
Ultra Electronics Holdings PLC	200,386	4,445
Unite Group PLC	256,110	1,701
Vectura Group PLC (a)	3,556,060	3,442
VT Group PLC	395,110	5,101
York Pharma PLC (a)	633,000	962
Zenergy Power PLC (a)	1,469,780	7,684
ZincOx Resources PLC (a)	600,700	2,916
TOTAL UNITED KINGDOM		217,881
United States of America - 3.0%
Cyberview Technology, Inc. (a)(f)	996,527	2,873
Frontera Resources Corp. (a)	1,157,200	2,324
Frontier Mining Ltd. (a)	6,771,600	1,018
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Phorm, Inc. (a)(f)	664,000	$ 31,620
XL TechGroup, Inc. (a)	1,329,250	1,348
TOTAL UNITED STATES OF AMERICA		39,183
TOTAL COMMON STOCKS (Cost $1,125,812)		1,236,592
Convertible Bonds - 0.3%
Principal Amount (000s) (d)
Canada - 0.3%
Western Canadian Coal Corp. 7.5% 3/24/11 (d) (Cost $4,061)	CAD	4,714	3,758
Money Market Funds - 10.8%
	Shares
Fidelity Cash Central Fund, 3.79% (b)	69,190,727	69,191
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	70,843,390	70,843
TOTAL MONEY MARKET FUNDS (Cost $140,034)		140,034
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $1,269,907)		1,380,384
NET OTHER ASSETS - (6.0)%		(77,972)
NET ASSETS - 100%		$ 1,302,412
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,901,000 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AirSea Lines	8/4/06	$ 1,199
AirSea Lines warrants 8/4/11	8/4/06	$ 0
Appian Technology PLC warrants 2/28/08	2/18/05	$ 0
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,142
Countermine PLC	12/22/05	$ 443
Countermine PLC warrants 7/26/06	12/22/05	$ 0
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Hot Tuna International PLC warrants 2/25/08	2/14/06	$ 0
Security	Acquisition Date	Acquisition Cost (000s)
Kalahari Energy	9/1/06	$ 1,814
Keronite PLC	8/16/06	$ 1,549
Landround plc warrants 12/11/09	12/12/06	$ 0
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Rock Well Petroleum, Inc.	4/13/06	$ 1,004
Stealth Ventures Ltd. warrants 3/12/08	9/21/06	$ 0
TMO Biotec	10/27/05	$ 535
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 559
Fidelity Securities Lending Cash Central Fund	451
Total	$ 1,010
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ADVFN PLC	$ 2,066	$ -	$ -	$ -	$ 1,607
Allied Gold Ltd.	12,802	3,229	-	-	12,558
Allied Gold Ltd. (UK)	410	-	-	-	313
BioCare Solutions PLC	1,260	-	10	-	1,076
Centurion Electronics PLC	89	-	-	-	13
Corac Group PLC	5,414	-	374	-	-
CustomVis plc	591	-	-	-	753
Cyberview Technology, Inc.	3,802	-	-	-	2,873
Frontier Mining Ltd.	1,619	-	-	-	-
Healthcare Enterprise Group PLC	373	-	-	-	386
Hydrodec Group PLC	3,795	-	-	-	7,011
Impact Holdings PLC	650	-	-	-	595
Motivcom PLC	5,545	-	12	-	3,236
Phorm, Inc.	28,335	-	-	-	31,620
Skywest Airlines Ltd.	4,437	-	-	148	4,595
SPI Lasers PLC	3,778	-	-	-	-
Sylvania Resources Ltd.	25,111	-	2,063	-	21,066
Sylvania Resources Ltd. (United Kingdom)	13,425	-	3,707	-	8,726
Tanzanite One Ltd.	8,937	-	-	-	5,292
Teleunit SpA	1,025	-	-	-	814
Visual Defence, Inc.	1,503	-	-	-	1,364
Total	$ 124,967	$ 3,229	$ 6,166	$ 148	$ 103,898
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,273,500,000. Net unrealized appreciation aggregated $106,884,000, of which $316,998,000 related to appreciated investment securities and $210,114,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.813255.103

AISC-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value (000s)
Australia - 12.4%
ABB Grain Ltd.	178,216	$ 1,385
ABC Learning Centres Ltd. (e)	53,278	211
Allied Gold Ltd. (a)(f)	18,674,490	12,558
Allied Gold Ltd. (United Kingdom) (a)(f)	461,700	313
Ausenco Ltd.	599,002	6,144
Bradken Ltd.	382,388	2,177
Capital-XX Ltd. (a)	2,262,572	1,845
Centamin Egypt Ltd. (a)	2,384,795	3,082
Centennial Coal Co. Ltd. (e)	592,395	1,864
Coal of Africa Ltd. (a)	4,528,600	7,116
Dwyka Resources Ltd. (a)	5,235,220	3,168
Energy Resources of Australia Ltd.	41,799	706
European Gas Ltd. (a)	2,137,690	1,227
Hastie Group Ltd.	697,428	2,626
Incitec Pivot Ltd.	132,321	14,236
International Ferro Metals (a)	2,795,667	4,859
Investika Ltd. (United Kingdom) (a)	185,887	423
Investika Ltd. (a)	240,000	501
Jubilee Mines NL	221,647	4,484
MacArthur Coal Ltd. (e)	482,429	4,291
Macmahon Holdings Ltd.	2,119,018	2,565
Meo Australia Ltd. (a)	10,289,300	3,506
Metcash Ltd.	597,539	2,224
Monto Minerals Ltd. (a)	8,300,252	1,506
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	0
Mortgage Choice Ltd.	1,058,199	1,879
Mount Gibson Iron Ltd. (a)	3,744,982	8,764
Navitas Ltd.	490,152	897
Phosphagenics Ltd. (a)	9,040,000	1,783
Reverse Corp. Ltd.	446,400	1,413
Roc Oil Co. Ltd. (United Kingdom) (a)	731,319	1,431
Seek Ltd. (e)	1,552,902	8,689
Straits Resources Ltd.	329,044	1,888
Sylvania Resources Ltd. (a)(f)	8,185,947	21,066
Sylvania Resources Ltd. (United Kingdom) (a)(f)	3,389,885	8,726
Tanami Gold NL (a)	26,452,484	2,846
Tassal Group Ltd.	2,000,689	6,907
United Group Ltd.	142,801	1,937
WorleyParsons Ltd.	229,258	8,070
Wotif.com Holdings Ltd.	636,700	2,683
TOTAL AUSTRALIA		161,996
Common Stocks - continued
	Shares	Value (000s)
Bermuda - 1.3%
African Minerals Ltd. (a)	575,020	$ 1,388
Pacific Basin Shipping Ltd.	446,000	627
Peace Mark Holdings Ltd.	660,000	762
Petra Diamonds Ltd. (a)	1,212,621	3,194
Ports Design Ltd.	784,000	2,262
PureCircle Ltd.	500,000	1,705
Tanzanite One Ltd. (f)	5,808,701	5,292
Trefoil Ltd. (a)	385,100	1,444
Xceldiam Ltd. warrants 3/19/08 (a)	1,659,127	0
TOTAL BERMUDA		16,674
British Virgin Islands - 0.4%
Albidon Ltd. unit (a)	1,469,000	3,798
Kalahari Energy (g)	1,451,000	1,814
TOTAL BRITISH VIRGIN ISLANDS		5,612
Canada - 2.3%
AirSea Lines (g)	1,862,300	1,385
AirSea Lines warrants 8/4/11 (a)(g)	1,862,300	0
Artumas Group, Inc. (a)	220,000	1,015
Bankers Petroleum Ltd. (a)	2,779,970	2,493
Equinox Minerals Ltd. unit (a)	972,884	4,493
MagIndustries Corp. (a)	3,635,960	6,884
Rock Well Petroleum, Inc. (g)	770,400	3,463
Sino-Forest Corp. (a)	87,800	1,613
Starfield Resources, Inc. (a)	2,152,075	1,758
Stealth Ventures Ltd. warrants 3/12/08 (a)(g)	483,250	0
Visual Defence, Inc. (a)(f)	4,664,100	1,364
Western Canadian Coal Corp. (a)	2,754,418	5,078
Western Canadian Coal Corp. (United Kingdom) (a)	548,286	992
TOTAL CANADA		30,538
Cayman Islands - 0.9%
Ctrip.com International Ltd. sponsored ADR	35,200	1,607
International Consolidated Minerals, Inc. (a)	852,927	5,004
Lee & Man Paper Manufacturing Ltd.	661,600	1,476
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	16,900	957
New World Department Store China Ltd.	1,441,000	1,793
Pacific Online Ltd.	1,295,000	319
TCC International Holdings Ltd. (a)	676,000	492
TOTAL CAYMAN ISLANDS		11,648
Common Stocks - continued
	Shares	Value (000s)
China - 0.5%
Baidu.com, Inc. sponsored ADR (a)	4,600	$ 1,288
China Oilfield Services Ltd. (H Shares)	862,000	1,574
Sina Corp. (a)	63,000	2,501
Yantai Changyu Pioneer Wine Co. (B Shares)	118,810	842
TOTAL CHINA		6,205
Cyprus - 0.2%
Buried Hill Energy (Cyprus) PCL (g)	1,947,000	2,142
Denmark - 0.2%
DSV de Sammensluttede Vognmaend AS	131,440	2,541
Finland - 1.7%
Inion OY (a)	3,590,300	1,419
Nokian Tyres Ltd.	470,040	16,024
Rakentajain Konevuokraamo Oyj (B Shares)	79,960	1,898
Ramirent Oyj	74,140	1,158
Wartsila Corp. (B Shares)	34,680	2,231
TOTAL FINLAND		22,730
France - 3.0%
Carbone Lorraine	27,400	1,452
Electricite de France	90,900	9,482
Geodis SA (e)	26,350	3,304
Guerbet SA	8,400	1,303
ICADE	48,209	6,213
Laurent-Perrier Group	25,660	4,083
Societe Internationale de Plantations d'Heveas SA	2,580	1,451
Vilmorin & Cie	75,310	12,020
TOTAL FRANCE		39,308
Germany - 3.3%
E.ON AG	93,000	17,290
Fresenius Medical Care AG	130,010	6,690
Interhyp AG (e)	22,630	1,529
Kontron AG	154,620	2,728
MLP AG (e)	89,150	1,405
Praktiker Bau- und Heimwerkermaerkte Holding AG	63,860	1,364
SGL Carbon AG (a)	163,730	8,296
Vossloh AG	25,800	3,168
TOTAL GERMANY		42,470
Greece - 2.0%
Fourlis Holdings SA	110,000	3,758
Common Stocks - continued
	Shares	Value (000s)
Greece - continued
Hellenic Technodomiki Tev SA	193,260	$ 2,485
Sarantis SA (Reg.)	1,142,668	19,840
TOTAL GREECE		26,083
Hong Kong - 1.1%
Esprit Holdings Ltd.	332,300	4,296
Hang Lung Properties Ltd.	499,000	1,942
Li & Fung Ltd.	1,258,000	4,679
Midland Holdings Ltd.	2,000,000	2,934
TOTAL HONG KONG		13,851
India - 0.4%
Educomp Solutions Ltd.	18,712	1,603
Idea Cellular Ltd.	184,670	580
Indian Overseas Bank	168,182	711
INFO Edge India Ltd.	28,837	773
Sesa Goa Ltd.	7,375	601
Union Bank of India	136,979	702
United Spirits Ltd.	16,200	696
TOTAL INDIA		5,666
Indonesia - 0.3%
PT Bumi Resources Tbk	3,817,500	2,644
PT Tambang Batubbara Bukit Asam Tbk	892,500	1,101
TOTAL INDONESIA		3,745
Ireland - 0.4%
Adwalker PLC (a)	9,125,000	204
Kenmare Resources PLC (a)	2,640,000	2,200
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	877
Petroceltic International PLC (a)	13,644,934	1,840
Vimio PLC (a)	867,300	132
TOTAL IRELAND		5,253
Israel - 1.0%
Israel Chemicals Ltd.	975,505	12,460
Italy - 3.3%
A2A SpA	1,480,160	5,952
Ansaldo STS SpA (a)	214,670	2,696
Banca Italease SpA (e)	527,130	5,831
ERG SpA (e)	784,520	12,712
Hera SpA (e)	1,617,160	6,759
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Seldovia Native Association, Inc. (SNAI) (a)(e)	1,291,190	$ 7,974
Teleunit SpA (a)(f)	12,719,158	814
TOTAL ITALY		42,738
Japan - 28.2%
ABC-Mart, Inc.	233,100	5,798
Access Co. Ltd.	625	735
Ahresty Corp.	93,500	1,319
Ai Holdings Corp.	234,000	1,532
Airport Facilities Co. Ltd.	93,800	617
AOC Holdings, Inc.	127,300	1,394
AOI Electronics Co. Ltd.	3,800	41
Apamanshop Holdings Co. Ltd. (e)	19,884	5,513
Atlus Co. Ltd. (a)	68,300	389
Atrium Co. Ltd.	64,400	1,229
Avex Group Holdings, Inc.	65,400	720
Bookoff Corp. (e)	108,800	611
C. Uyemura & Co. Ltd.	62,200	2,457
Chiba Bank Ltd.	177,000	1,310
Chugoku Marine Paints Ltd.	179,000	1,417
Citizen Holdings Co. Ltd.	142,800	1,311
CMIC Co. Ltd.	5,340	1,758
Create SD Co. Ltd.	57,800	1,435
Culture Convenience Club Co. Ltd. (e)	312,000	1,423
Dai-ichi Seiko Co. Ltd.	26,000	340
Daicel Chemical Industries Ltd.	292,000	1,634
Daido Steel Co. Ltd. (e)	269,000	1,784
Daihen Corp.	252,000	1,128
Daikin Industries Ltd.	60,300	2,705
Daikokutenbussan Co. Ltd.	16,200	88
Daiseki Co. Ltd. (e)	22,300	635
Daito Gyorui Co. Ltd.	381,000	591
Denyo Co. Ltd. (e)	72,900	686
EPS Co. Ltd. (e)	1,582	5,475
F&M Co. Ltd.	2,006	389
FamilyMart Co. Ltd.	106,000	3,150
FCM Co. Ltd.	24,200	742
Fuji Heavy Industries Ltd.	687,000	2,746
Fujitsu Component Ltd. (a)	650	801
Furuno Electric Co. Ltd.	125,400	1,533
Geo Co. Ltd. (e)	1,266	1,965
H-One Co. Ltd.	21,800	178
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Harakosan Co. Ltd. (e)	5,726	$ 6,731
Harmonic Drive Systems, Inc.	667	2,321
Hikari Tsushin, Inc. (e)	298,000	11,266
Hisaka Works Ltd. (e)	145,000	2,314
Hitachi Construction Machinery Co. Ltd.	71,600	1,660
Hitachi Metals Ltd.	60,000	789
Hokuto Corp. (e)	196,200	3,257
Hosiden Corp. (e)	103,800	1,597
Ibiden Co. Ltd.	30,200	1,903
Ichirokudo Co. Ltd. (a)	1,165	625
Ichiyoshi Securities Co. Ltd. (e)	141,400	1,366
IDU Co.	413	375
Inpex Holdings, Inc.	890	8,454
Intelligence Ltd. (e)	1,492	2,147
Itochu Corp.	557,000	5,097
Japan Aviation Electronics Industry Ltd.	100,000	1,219
Japan Steel Works Ltd.	157,000	2,293
Japan Vilene Co. Ltd. (e)	194,000	812
Jastec Co. Ltd.	534,500	3,901
Juki Corp.	500,000	2,408
Juroku Bank Ltd.	149,000	820
Kitagawa Seiki Co. Ltd.	42,600	196
Koha Co. Ltd.	7,200	54
Komori Corp.	154,000	3,259
Konica Minolta Holdings, Inc.	112,500	1,804
Kura Corp. Ltd.	5,100	11,895
Kuraray Co. Ltd.	150,500	1,793
LAC Holdings, Inc.	154,700	447
MCJ Co. Ltd. (a)(e)	3,338	1,570
Meiko Electronics Co. Ltd.	94,800	2,657
Message Co. Ltd.	971	1,790
Micronics Japan Co. Ltd.	134,100	4,919
Mitsui O.S.K. Lines Ltd.	333,000	4,052
Mitsumi Electric Co. Ltd.	31,900	879
Miyano Machinery, Inc.	429,000	1,110
Money Partners Co. Ltd.	11,228	9,556
Mori Seiki Co. Ltd.	102,000	1,806
NIC Corp.	101,600	841
Nidec Corp.	22,400	1,468
Nihon Dempa Kogyo Co. Ltd. (e)	382,800	13,104
Nihon Kohden Corp.	255,700	5,940
Nihon Nohyaku Co. Ltd. (e)	199,000	1,479
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nihon Trim Co. Ltd. (e)	216,900	$ 4,875
Nihonwasou Holdings, Inc.	782	207
Nikon Corp.	348,000	9,491
Nippon Chemi-con Corp.	312,000	1,320
Nippon Commercial Investment Corp.	422	1,786
Nippon Denko Co. Ltd. (e)	203,000	1,504
Nippon Oil Corp.	256,000	1,736
Nippon Seiki Co. Ltd.	858,000	14,161
Nipro Corp.	266,000	5,329
Nissha Printing Co. Ltd.	112,800	3,766
Nissin Kogyo Co. Ltd.	807,400	13,288
NTN Corp.	260,000	1,880
Obara Corp.	50	1
Oiles Corp. (e)	93,040	1,855
Otsuka Corp.	21,300	1,651
Pigeon Corp. (e)	87,700	1,407
Produce Co. Ltd. (a)	1,532	4,711
Rinnai Corp. (e)	35,000	1,126
Rohto Pharmaceutical Co. Ltd.	534,000	6,499
Round One Corp. (e)	682	1,103
Ryobi Ltd.	301,000	1,325
Sammy NetWorks Co. Ltd.	1,015	1,040
Sansha Electric Manufacturing Co. Ltd.	56,000	465
Sanyo Denki Co. Ltd.	271,000	1,121
Sato Corp. (e)	220,300	3,338
Sawada Holdings Co. Ltd. (a)(e)	91,000	466
Sec Carbon Ltd.	132,000	1,037
Seria Co. Ltd.	482	340
Shibaura Electronics Co. Ltd. (e)	96,700	1,819
Shimachu Co. Ltd.	80,600	2,221
Shin Nippon Biomedical Laboratories Ltd. (e)	142,600	2,426
Shin-Kobe Electric Machinery Co. Ltd.	419,000	1,805
Shinohara Systems of Construction Co. Ltd.	1,206	646
SRI Sports Ltd.	1,727	2,388
Stanley Electric Co. Ltd.	300,300	6,058
Starbucks Coffee Japan Ltd. (e)	3,551	1,827
Start Today Co. Ltd.	243	784
Stella Chemifa Corp. (e)	31,900	897
Sumitomo Corp.	175,900	2,425
Sumitomo Heavy Industries Ltd.	216,000	1,790
Sumitomo Light Metal Industries Ltd. (e)	757,000	1,025
Sumitomo Metal Industries Ltd.	247,000	1,164
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sun Frontier Fudousan Co. Ltd. (e)	886	$ 892
Sunx Ltd. (e)	284,400	1,621
Suruga Corp.	371,000	4,009
Sysmex Corp.	57,300	2,387
T&D Holdings, Inc.	18,300	984
Taiho Kogyo Co. Ltd.	96,100	1,277
Taiyo Kagaku Co. Ltd.	14,600	89
Takano Co. Ltd. (a)	109,200	1,088
Takara Holdings, Inc.	324,000	1,892
Takeei Corp. (e)	61,400	1,923
Takisawa Machine Tool Co. Ltd.	524,000	715
TMS Entertainment Ltd.	152,000	376
TOA Valve Holding, Inc. (e)	352	993
Tohcello Co. Ltd.	149,000	925
Toho Zinc Co. Ltd.	272,000	1,205
Tohoku Electric Power Co., Inc.	46,300	1,093
Tokai Carbon Co. Ltd. (e)	104,000	814
Tokai Rubber Industries Ltd.	83,700	1,389
Tokyo Gas Co. Ltd.	248,000	1,157
Tokyo Seimitsu Co. Ltd. (e)	165,100	3,315
TonenGeneral Sekiyu KK (e)	122,000	1,054
Toray Industries, Inc.	157,000	1,062
Toyo Suisan Kaisha Ltd.	104,000	1,976
Toyo Tire & Rubber Co. Ltd. (e)	484,000	1,630
Toyoda Gosei Co. Ltd.	58,000	1,893
Tsumura & Co.	271,400	5,807
Tyo, Inc. (e)	235,000	398
Ube Industries Ltd.	252,000	787
Ulvac, Inc. (e)	73,600	3,205
Unicom Group Holdings, Inc.	82,300	557
Usen Corp.	295,910	1,923
VarioSecure Networks, Inc. (e)	720	860
Wacom Co. Ltd. (e)	1,144	2,173
Works Applications Co. Ltd.	1,126	1,377
Xebio Co. Ltd.	129,100	2,932
Yachiyo Industry Co. Ltd.	119,200	1,289
Yamada Denki Co. Ltd.	54,740	5,838
Yonkyu Co. Ltd.	135,500	644
TOTAL JAPAN		367,205
Korea (South) - 1.0%
LG Household & Health Care Ltd.	16,766	2,984
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - continued
MegaStudy Co. Ltd.	6,441	$ 2,021
NHN Corp. (a)	30,451	6,453
Taewoong Co. Ltd.	23,528	1,989
TOTAL KOREA (SOUTH)		13,447
Luxembourg - 0.3%
SES SA FDR (France) unit	142,650	3,477
Malaysia - 0.7%
Bursa Malaysia Bhd	160,900	646
Gamuda Bhd	1,698,500	2,677
KNM Group Bhd	1,555,100	3,413
Parkson Holdings Bhd	884,700	2,105
TOTAL MALAYSIA		8,841
Malta - 0.4%
Unibet Group plc unit	178,456	5,654
Netherlands - 0.3%
Engel East Europe NV	975,032	1,183
Koninklijke Boskalis Westminster NV (Certificaten Van Aandelen)	53,740	2,927
TOTAL NETHERLANDS		4,110
Norway - 1.2%
Norwegian Property ASA	451,590	4,573
Pertra AS (A Shares) (a)	175,642	1,771
Stepstone ASA (a)	3,057,910	9,466
TOTAL NORWAY		15,810
Papua New Guinea - 0.9%
Lihir Gold Ltd. (a)	1,900,789	6,340
Oil Search Ltd.	1,283,833	4,904
TOTAL PAPUA NEW GUINEA		11,244
Philippines - 0.1%
Alliance Global Group, Inc. (a)	5,259,000	560
Vista Land & Lifescapes, Inc.	8,022,000	913
TOTAL PHILIPPINES		1,473
Portugal - 0.2%
Banif SGPS SA	484,850	2,357
Russia - 1.0%
OAO Gazprom (Reg. S) unit	275,920	13,465
Common Stocks - continued
	Shares	Value (000s)
Singapore - 1.4%
Banyan Tree Holdings Ltd.	2,051,000	$ 2,055
Cosco Corp. Singapore Ltd.	1,155,000	3,627
Keppel Corp. Ltd.	136,000	1,086
Parkway Holdings Ltd.	1,648,300	4,153
Raffles Medical Group Ltd.	1,160,000	1,056
Skywest Airlines Ltd. (f)	14,719,299	4,595
Straits Asia Resources Ltd.	636,000	1,522
TOTAL SINGAPORE		18,094
South Africa - 0.3%
African Rainbow Minerals Ltd.	166,163	3,380
Spain - 1.9%
Grifols SA	877,748	21,448
Obrascon Huarte Lain SA	109,308	3,491
TOTAL SPAIN		24,939
Sweden - 1.4%
Hexagon AB (B Shares)	363,353	6,423
Meda AB (A Shares) (e)	324,460	3,528
Modern Times Group MTG AB (B Shares)	60,760	3,686
NeoNet AB	668,050	4,107
TOTAL SWEDEN		17,744
Switzerland - 1.1%
Actelion Ltd. (Reg.) (a)	82,940	4,146
Bucher Industries AG	15,811	3,555
Partners Group Holding	32,420	4,067
Vontobel Holdings AG	77,970	3,103
TOTAL SWITZERLAND		14,871
Taiwan - 0.1%
Sinyi Realty, Inc.	617,837	1,757
United Kingdom - 16.7%
Advanced Fluid Connections PLC (a)	7,009,687	0
ADVFN PLC (a)(f)	35,175,780	1,607
AeroBox PLC (a)	5,694,657	0
Afren PLC (a)	2,681,850	5,444
African Consolidated Resources PLC (a)	10,333,334	2,616
African Copper PLC (a)	1,677,884	1,870
Air Partner PLC	45,000	780
Anglo Asian Mining PLC (a)	3,657,000	769
Appian Technology PLC (a)	1,907,506	172
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Appian Technology PLC warrants 2/28/08 (a)(g)	479,045	$ 0
Ascent Resources PLC (a)	1,500,000	236
Baltic Oil Terminals PLC (a)	1,314,300	2,523
BioCare Solutions PLC (a)(f)	4,807,670	1,076
Blackstar Investors PLC (a)	1,826,860	4,050
Block Shield Corp. PLC (a)	1,653,400	1,914
Bovis Homes Group PLC	84,590	1,029
Cambrian Mining PLC	4,026,100	5,406
Celsis International PLC (a)	443,648	1,543
Central African Mining & Exploration Co. PLC (a)	9,125,633	7,568
Centurion Electronics PLC (a)(f)	748,299	13
Corac Group PLC (a)	4,279,104	5,501
Countermine PLC (a)(g)	4,939	738
Countermine PLC warrants 7/26/06 (a)(g)	4,939	0
CustomVis plc (a)(f)	8,417,536	753
Datacash Group PLC	1,585,580	9,696
Eclipse Energy Co. Ltd. (g)	102,000	1,521
Forum Energy PLC (a)	800,270	349
Gcm Resources PLC (a)	344,800	861
Gemfields Resources PLC (a)	3,909,100	2,612
Gyrus Group PLC (a)	365,900	4,584
Hardide Ltd. (a)	6,848,580	1,124
Healthcare Enterprise Group PLC (a)(f)	18,312,440	386
Healthcare Enterprise Group PLC warrants 6/30/08 (a)	1,851,769	9
Hot Tuna International PLC (a)	1,049,400	44
Hot Tuna International PLC warrants 2/25/08 (a)(g)	1,179,700	0
Hydrodec Group PLC (a)(f)	10,002,286	7,011
Ideal Shopping Direct PLC	661,592	2,548
IG Group Holdings plc	906,089	6,594
Impact Holdings PLC (a)(f)	10,414,000	595
Inmarsat PLC	582,630	5,698
Inova Holding PLC (a)	1,443,461	221
Intertek Group PLC	94,110	1,650
iomart Group PLC (a)	1,618,840	1,024
ITE Group PLC	1,591,430	4,489
ITM Power PLC (a)(e)	1,400,980	2,753
Jubilee Platinum PLC (a)	4,677,843	6,034
Keronite PLC (a)(g)	13,620,267	1,625
KimCor Diamonds PLC warrants 3/15/08 (a)	2,185,000	0
Lamprell plc	292,900	2,092
Landround plc warrants 12/11/09 (a)(g)	166,666	4
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	$ 43
Max Petroleum PLC (a)	11,694,820	13,012
Meldex International PLC (a)	4,394,616	5,802
MicroEmissive Displays (a)	2,821,600	2,441
Motivcom PLC (f)	1,813,800	3,236
NDS Group PLC sponsored ADR (a)	271,300	14,650
NETeller PLC (a)	2,073,590	2,696
Petrofac Ltd.	138,020	1,420
Proteome Sciences PLC (a)	1,322,532	1,272
Pureprofile Media PLC (g)	1,108,572	827
Pursuit Dynamics PLC (a)(e)	848,717	4,853
PV Crystalox Solar PLC	1,597,240	4,371
Rambler Metals & Mining PLC (a)	600,000	829
Regal Petroleum PLC	510,000	1,440
RGI International Ltd.	678,660	5,507
Sarantel Group PLC Class A (a)	3,285,900	452
SDL plc (a)	1,090,022	5,132
Serco Group PLC	226,230	1,894
Sinclair Pharma PLC (a)	1,128,371	1,167
SPI Lasers PLC (a)	3,461,200	2,654
Stem Cell Sciences PLC (a)	716,649	369
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	11
Target Resources PLC (a)	1,020,000	406
Target Resources PLC warrants 7/12/08 (a)	1,020,000	0
TMO Biotec (a)(g)	1,000,000	1,382
Toledo Mining Corp. PLC (a)	1,322,604	4,953
Triple Plate Junction PLC (a)	1,539,200	528
UK Coal PLC (a)	134,200	1,151
Ultra Electronics Holdings PLC	200,386	4,445
Unite Group PLC	256,110	1,701
Vectura Group PLC (a)	3,556,060	3,442
VT Group PLC	395,110	5,101
York Pharma PLC (a)	633,000	962
Zenergy Power PLC (a)	1,469,780	7,684
ZincOx Resources PLC (a)	600,700	2,916
TOTAL UNITED KINGDOM		217,881
United States of America - 3.0%
Cyberview Technology, Inc. (a)(f)	996,527	2,873
Frontera Resources Corp. (a)	1,157,200	2,324
Frontier Mining Ltd. (a)	6,771,600	1,018
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Phorm, Inc. (a)(f)	664,000	$ 31,620
XL TechGroup, Inc. (a)	1,329,250	1,348
TOTAL UNITED STATES OF AMERICA		39,183
TOTAL COMMON STOCKS (Cost $1,125,812)		1,236,592
Convertible Bonds - 0.3%
Principal Amount (000s) (d)
Canada - 0.3%
Western Canadian Coal Corp. 7.5% 3/24/11 (d) (Cost $4,061)	CAD	4,714	3,758
Money Market Funds - 10.8%
	Shares
Fidelity Cash Central Fund, 3.79% (b)	69,190,727	69,191
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	70,843,390	70,843
TOTAL MONEY MARKET FUNDS (Cost $140,034)		140,034
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $1,269,907)		1,380,384
NET OTHER ASSETS - (6.0)%		(77,972)
NET ASSETS - 100%		$ 1,302,412
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,901,000 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AirSea Lines	8/4/06	$ 1,199
AirSea Lines warrants 8/4/11	8/4/06	$ 0
Appian Technology PLC warrants 2/28/08	2/18/05	$ 0
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,142
Countermine PLC	12/22/05	$ 443
Countermine PLC warrants 7/26/06	12/22/05	$ 0
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Hot Tuna International PLC warrants 2/25/08	2/14/06	$ 0
Security	Acquisition Date	Acquisition Cost (000s)
Kalahari Energy	9/1/06	$ 1,814
Keronite PLC	8/16/06	$ 1,549
Landround plc warrants 12/11/09	12/12/06	$ 0
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Rock Well Petroleum, Inc.	4/13/06	$ 1,004
Stealth Ventures Ltd. warrants 3/12/08	9/21/06	$ 0
TMO Biotec	10/27/05	$ 535
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 559
Fidelity Securities Lending Cash Central Fund	451
Total	$ 1,010
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ADVFN PLC	$ 2,066	$ -	$ -	$ -	$ 1,607
Allied Gold Ltd.	12,802	3,229	-	-	12,558
Allied Gold Ltd. (UK)	410	-	-	-	313
BioCare Solutions PLC	1,260	-	10	-	1,076
Centurion Electronics PLC	89	-	-	-	13
Corac Group PLC	5,414	-	374	-	-
CustomVis plc	591	-	-	-	753
Cyberview Technology, Inc.	3,802	-	-	-	2,873
Frontier Mining Ltd.	1,619	-	-	-	-
Healthcare Enterprise Group PLC	373	-	-	-	386
Hydrodec Group PLC	3,795	-	-	-	7,011
Impact Holdings PLC	650	-	-	-	595
Motivcom PLC	5,545	-	12	-	3,236
Phorm, Inc.	28,335	-	-	-	31,620
Skywest Airlines Ltd.	4,437	-	-	148	4,595
SPI Lasers PLC	3,778	-	-	-	-
Sylvania Resources Ltd.	25,111	-	2,063	-	21,066
Sylvania Resources Ltd. (United Kingdom)	13,425	-	3,707	-	8,726
Tanzanite One Ltd.	8,937	-	-	-	5,292
Teleunit SpA	1,025	-	-	-	814
Visual Defence, Inc.	1,503	-	-	-	1,364
Total	$ 124,967	$ 3,229	$ 6,166	$ 148	$ 103,898
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,273,500,000. Net unrealized appreciation aggregated $106,884,000, of which $316,998,000 related to appreciated investment securities and $210,114,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap
Opportunities Fund

Janaury 31, 2008

1.827842.102

ILS-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 2.9%
Bradken Ltd.	500,000	$ 2,846,864
Downer EDI Ltd.	4,397,343	21,094,395
Silex Systems Ltd. (a)	950,000	3,500,970
United Group Ltd.	199,999	2,713,249
TOTAL AUSTRALIA		30,155,478
Austria - 0.4%
Andritz AG	74,896	3,738,893
Belgium - 0.6%
Umicore SA	28,300	6,466,229
Bermuda - 1.0%
China Grand Forestry Resources Group Ltd. (a)	20,000,000	2,821,435
China LotSynergy Holdings Ltd. (a)	52,568,000	3,202,303
Sinofert Holdings Ltd.	5,836,000	4,632,904
TOTAL BERMUDA		10,656,642
Brazil - 2.3%
Cosan SA Industria e Comercio	1,070,000	16,722,172
Sao Martinho SA	440,100	6,827,930
TOTAL BRAZIL		23,550,102
Cayman Islands - 6.3%
CNinsure, Inc. ADR	465,900	5,003,766
Himax Technologies, Inc. sponsored ADR	7,953,009	39,208,334
LDK Solar Co. Ltd. Sponsored ADR (d)	458,300	16,155,075
Subsea 7, Inc. (a)(d)	296,500	5,646,324
TOTAL CAYMAN ISLANDS		66,013,499
China - 4.7%
China Oilfield Services Ltd. (H Shares)	5,100,000	9,313,814
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,829,041	7,517,359
First Tractor Co. Ltd. (H Shares) (a)	16,940,000	8,298,970
Global Bio-Chem Technology Group Co. Ltd.	50,703,300	16,256,372
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	280,000	7,697,200
TOTAL CHINA		49,083,715
Finland - 1.9%
KCI Konecranes Oyj	300,000	9,188,039
Outotec Oyj	225,406	10,946,612
TOTAL FINLAND		20,134,651
Common Stocks - continued
	Shares	Value
France - 1.6%
Nexans SA	98,374	$ 10,872,947
Ubisoft Entertainment SA (a)	58,569	5,324,099
TOTAL FRANCE		16,197,046
Germany - 8.1%
Demag Cranes AG	143,000	5,800,438
Deutz AG (a)(d)	475,482	4,376,411
GEA Group AG (a)	884,800	27,345,609
Kontron AG	170,319	3,005,004
MTU Aero Engines Holding AG	290,554	15,577,816
Q-Cells AG (a)(d)	116,285	10,942,204
SGL Carbon AG (a)	344,708	17,466,395
TOTAL GERMANY		84,513,877
Greece - 0.6%
Hellenic Technodomiki Tev SA	500,000	6,427,928
Hong Kong - 1.1%
BYD Electronic International Co. Ltd.	4,529,000	5,982,558
China State Construction International Holdings Ltd.	3,500,000	5,368,422
TOTAL HONG KONG		11,350,980
Italy - 0.8%
Impregilo SpA (a)	1,500,000	8,174,996
Japan - 29.3%
Acca Networks Co. Ltd. (d)	2,361	3,241,851
Access Co. Ltd. (a)(d)	2,000	6,696,135
Air Water, Inc.	824,000	8,067,187
Asics Corp.	954,000	12,381,455
Atrium Co. Ltd. (d)	162,200	3,096,643
Capcom Co. Ltd. (d)	168,900	4,098,204
CyberAgent, Inc. (d)	7,535	5,995,119
Elpida Memory, Inc. (a)(d)	426,300	15,114,747
Funai Electric Co. Ltd.	217,200	8,068,655
Hikari Tsushin, Inc. (d)	240,100	9,077,420
Ichiyoshi Securities Co. Ltd. (d)	882,400	8,522,758
JAFCO Co. Ltd.	187,400	6,697,264
Japan Steel Works Ltd.	609,000	8,894,734
JGC Corp.	699,000	11,616,036
Kenedix, Inc. (d)	4,100	4,742,782
KK daVinci Advisors (a)	8,292	6,706,593
Kurita Water Industries Ltd.	243,800	7,864,517
Leopalace21 Corp.	226,200	5,477,899
Common Stocks - continued
	Shares	Value
Japan - continued
Miraial Co. Ltd.	91,200	$ 2,217,173
Mitsumi Electric Co. Ltd.	220,400	6,073,282
Nabtesco Corp.	157,000	1,904,731
Namco Bandai Holdings, Inc.	710,000	9,869,087
Nidec Sankyo Corp. (d)	1,233,000	9,914,559
Nintendo Co. Ltd.	19,800	9,781,200
Nippon Carbon Co. Ltd. (d)	1,207,000	4,597,339
Organo Corp. (d)	406,000	3,302,831
Osaka Titanium Technolo Co. Ltd. (d)	89,800	5,649,977
Pal Co. Ltd. (d)	281,000	4,606,254
Rakuten, Inc.	18,728	8,013,957
Risa Partners, Inc. (d)	1,146	2,101,665
SBI E*TRADE Securities Co. Ltd.	9,989	7,966,399
SBI Holdings, Inc.	28,255	6,523,655
Sojitz Corp.	3,484,700	11,896,418
Sparx Group Co. Ltd. (d)	18,756	6,879,376
Sugi Pharmacy Co. Ltd. (d)	337,500	9,141,353
Sumco Corp.	362,100	7,917,639
Sumco Techxiv Corp.	205,800	5,070,968
Toho Titanium Co. Ltd. (d)	189,100	4,330,467
Tokai Carbon Co. Ltd.	951,000	7,441,287
Tokuyama Corp. (d)	783,000	5,589,176
Tokyo Tatemono Co. Ltd.	613,000	5,159,739
Toshiba Machine Co. Ltd.	1,670,000	12,313,365
Wacom Co. Ltd. (d)	2,200	4,179,442
Zenrin Co. Ltd. (d)	185,200	5,921,941
TOTAL JAPAN		304,723,279
Korea (South) - 1.1%
CJ CheilJedang Corp. (a)	37,000	11,289,925
Netherlands - 6.8%
Advanced Metallurgical Group NV	146,000	8,173,049
Gemalto NV (a)	595,300	15,916,062
Koninklijke Wessanen NV (d)	1,017,015	15,119,943
Nutreco Holding NV	219,700	14,166,993
QIAGEN NV (a)(d)	845,000	17,238,000
TOTAL NETHERLANDS		70,614,047
Norway - 5.6%
Aker Yards AS	306,000	2,754,334
Cermaq ASA	444,480	4,560,709
Marine Harvest ASA (a)(d)	36,207,000	19,502,944
Common Stocks - continued
	Shares	Value
Norway - continued
Norwegian Property ASA	400,400	$ 4,054,564
Petroleum Geo-Services ASA	403,100	8,662,619
Pronova BioPharma ASA	1,000,000	3,623,389
ProSafe ASA	332,000	4,791,866
Renewable Energy Corp. AS (a)	385,000	10,064,956
TOTAL NORWAY		58,015,381
Papua New Guinea - 6.9%
Lihir Gold Ltd. (a)	14,300,867	47,701,083
Lihir Gold Ltd. sponsored ADR	720,000	23,688,000
TOTAL PAPUA NEW GUINEA		71,389,083
Portugal - 0.7%
Banif SGPS SA	1,610,654	7,828,719
Sweden - 0.4%
Bergman & Beving AB (B Shares)	200,000	4,346,156
Switzerland - 1.5%
BB Biotech AG	200,000	15,187,650
Taiwan - 2.1%
HannStar Display Corp. (a)	58,942,292	22,141,531
United Kingdom - 6.9%
ARM Holdings PLC sponsored ADR	1,877,100	13,289,868
Autonomy Corp. PLC (a)	558,400	10,205,446
Invensys PLC (a)	3,400,000	15,418,372
Max Petroleum PLC (a)	4,500,000	5,006,923
Premier Foods PLC	1,490,000	3,987,535
Renovo Group PLC (a)	8,702,203	23,419,215
TOTAL UNITED KINGDOM		71,327,359
United States of America - 5.6%
AGCO Corp. (a)	92,700	5,582,394
Chiquita Brands International, Inc. (a)	1,087,400	20,312,632
Titanium Metals Corp. (d)	1,478,354	32,139,416
TOTAL UNITED STATES OF AMERICA		58,034,442
TOTAL COMMON STOCKS (Cost $1,028,305,693)		1,031,361,608
Money Market Funds - 13.9%

Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c) (Cost $143,982,890)	143,983,890	143,982,890
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.69%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Government Treasury Obligations) # (Cost $2,454,000)	$ 2,454,115	$ 2,454,000
TOTAL INVESTMENT PORTFOLIO - 113.3% (Cost $1,174,742,583)		1,177,798,498
NET OTHER ASSETS - (13.3)%		(138,436,517)
NET ASSETS - 100%		$ 1,039,361,981
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,454,000 due 2/01/08 at 1.69%
Banc of America Securities LLC	$ 535,730
Barclays Capital, Inc.	772,636
ING Financial Markets LLC	1,145,634
$ 2,454,000
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
First Tractor Co. Ltd. (H Shares)	$ 11,999,397	$ -	$ 1,176,334	$ -	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 193,431
Fidelity Securities Lending Cash Central Fund	1,023,036
Total	$ 1,216,467
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,176,967,194. Net unrealized appreciation aggregated $831,304, of which $144,614,312 related to appreciated investment securities and $143,783,008 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® International
Small Cap Opportunities Fund

1.829636.102

AILS-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 2.9%
Bradken Ltd.	500,000	$ 2,846,864
Downer EDI Ltd.	4,397,343	21,094,395
Silex Systems Ltd. (a)	950,000	3,500,970
United Group Ltd.	199,999	2,713,249
TOTAL AUSTRALIA		30,155,478
Austria - 0.4%
Andritz AG	74,896	3,738,893
Belgium - 0.6%
Umicore SA	28,300	6,466,229
Bermuda - 1.0%
China Grand Forestry Resources Group Ltd. (a)	20,000,000	2,821,435
China LotSynergy Holdings Ltd. (a)	52,568,000	3,202,303
Sinofert Holdings Ltd.	5,836,000	4,632,904
TOTAL BERMUDA		10,656,642
Brazil - 2.3%
Cosan SA Industria e Comercio	1,070,000	16,722,172
Sao Martinho SA	440,100	6,827,930
TOTAL BRAZIL		23,550,102
Cayman Islands - 6.3%
CNinsure, Inc. ADR	465,900	5,003,766
Himax Technologies, Inc. sponsored ADR	7,953,009	39,208,334
LDK Solar Co. Ltd. Sponsored ADR (d)	458,300	16,155,075
Subsea 7, Inc. (a)(d)	296,500	5,646,324
TOTAL CAYMAN ISLANDS		66,013,499
China - 4.7%
China Oilfield Services Ltd. (H Shares)	5,100,000	9,313,814
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,829,041	7,517,359
First Tractor Co. Ltd. (H Shares) (a)	16,940,000	8,298,970
Global Bio-Chem Technology Group Co. Ltd.	50,703,300	16,256,372
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	280,000	7,697,200
TOTAL CHINA		49,083,715
Finland - 1.9%
KCI Konecranes Oyj	300,000	9,188,039
Outotec Oyj	225,406	10,946,612
TOTAL FINLAND		20,134,651
Common Stocks - continued
	Shares	Value
France - 1.6%
Nexans SA	98,374	$ 10,872,947
Ubisoft Entertainment SA (a)	58,569	5,324,099
TOTAL FRANCE		16,197,046
Germany - 8.1%
Demag Cranes AG	143,000	5,800,438
Deutz AG (a)(d)	475,482	4,376,411
GEA Group AG (a)	884,800	27,345,609
Kontron AG	170,319	3,005,004
MTU Aero Engines Holding AG	290,554	15,577,816
Q-Cells AG (a)(d)	116,285	10,942,204
SGL Carbon AG (a)	344,708	17,466,395
TOTAL GERMANY		84,513,877
Greece - 0.6%
Hellenic Technodomiki Tev SA	500,000	6,427,928
Hong Kong - 1.1%
BYD Electronic International Co. Ltd.	4,529,000	5,982,558
China State Construction International Holdings Ltd.	3,500,000	5,368,422
TOTAL HONG KONG		11,350,980
Italy - 0.8%
Impregilo SpA (a)	1,500,000	8,174,996
Japan - 29.3%
Acca Networks Co. Ltd. (d)	2,361	3,241,851
Access Co. Ltd. (a)(d)	2,000	6,696,135
Air Water, Inc.	824,000	8,067,187
Asics Corp.	954,000	12,381,455
Atrium Co. Ltd. (d)	162,200	3,096,643
Capcom Co. Ltd. (d)	168,900	4,098,204
CyberAgent, Inc. (d)	7,535	5,995,119
Elpida Memory, Inc. (a)(d)	426,300	15,114,747
Funai Electric Co. Ltd.	217,200	8,068,655
Hikari Tsushin, Inc. (d)	240,100	9,077,420
Ichiyoshi Securities Co. Ltd. (d)	882,400	8,522,758
JAFCO Co. Ltd.	187,400	6,697,264
Japan Steel Works Ltd.	609,000	8,894,734
JGC Corp.	699,000	11,616,036
Kenedix, Inc. (d)	4,100	4,742,782
KK daVinci Advisors (a)	8,292	6,706,593
Kurita Water Industries Ltd.	243,800	7,864,517
Leopalace21 Corp.	226,200	5,477,899
Common Stocks - continued
	Shares	Value
Japan - continued
Miraial Co. Ltd.	91,200	$ 2,217,173
Mitsumi Electric Co. Ltd.	220,400	6,073,282
Nabtesco Corp.	157,000	1,904,731
Namco Bandai Holdings, Inc.	710,000	9,869,087
Nidec Sankyo Corp. (d)	1,233,000	9,914,559
Nintendo Co. Ltd.	19,800	9,781,200
Nippon Carbon Co. Ltd. (d)	1,207,000	4,597,339
Organo Corp. (d)	406,000	3,302,831
Osaka Titanium Technolo Co. Ltd. (d)	89,800	5,649,977
Pal Co. Ltd. (d)	281,000	4,606,254
Rakuten, Inc.	18,728	8,013,957
Risa Partners, Inc. (d)	1,146	2,101,665
SBI E*TRADE Securities Co. Ltd.	9,989	7,966,399
SBI Holdings, Inc.	28,255	6,523,655
Sojitz Corp.	3,484,700	11,896,418
Sparx Group Co. Ltd. (d)	18,756	6,879,376
Sugi Pharmacy Co. Ltd. (d)	337,500	9,141,353
Sumco Corp.	362,100	7,917,639
Sumco Techxiv Corp.	205,800	5,070,968
Toho Titanium Co. Ltd. (d)	189,100	4,330,467
Tokai Carbon Co. Ltd.	951,000	7,441,287
Tokuyama Corp. (d)	783,000	5,589,176
Tokyo Tatemono Co. Ltd.	613,000	5,159,739
Toshiba Machine Co. Ltd.	1,670,000	12,313,365
Wacom Co. Ltd. (d)	2,200	4,179,442
Zenrin Co. Ltd. (d)	185,200	5,921,941
TOTAL JAPAN		304,723,279
Korea (South) - 1.1%
CJ CheilJedang Corp. (a)	37,000	11,289,925
Netherlands - 6.8%
Advanced Metallurgical Group NV	146,000	8,173,049
Gemalto NV (a)	595,300	15,916,062
Koninklijke Wessanen NV (d)	1,017,015	15,119,943
Nutreco Holding NV	219,700	14,166,993
QIAGEN NV (a)(d)	845,000	17,238,000
TOTAL NETHERLANDS		70,614,047
Norway - 5.6%
Aker Yards AS	306,000	2,754,334
Cermaq ASA	444,480	4,560,709
Marine Harvest ASA (a)(d)	36,207,000	19,502,944
Common Stocks - continued
	Shares	Value
Norway - continued
Norwegian Property ASA	400,400	$ 4,054,564
Petroleum Geo-Services ASA	403,100	8,662,619
Pronova BioPharma ASA	1,000,000	3,623,389
ProSafe ASA	332,000	4,791,866
Renewable Energy Corp. AS (a)	385,000	10,064,956
TOTAL NORWAY		58,015,381
Papua New Guinea - 6.9%
Lihir Gold Ltd. (a)	14,300,867	47,701,083
Lihir Gold Ltd. sponsored ADR	720,000	23,688,000
TOTAL PAPUA NEW GUINEA		71,389,083
Portugal - 0.7%
Banif SGPS SA	1,610,654	7,828,719
Sweden - 0.4%
Bergman & Beving AB (B Shares)	200,000	4,346,156
Switzerland - 1.5%
BB Biotech AG	200,000	15,187,650
Taiwan - 2.1%
HannStar Display Corp. (a)	58,942,292	22,141,531
United Kingdom - 6.9%
ARM Holdings PLC sponsored ADR	1,877,100	13,289,868
Autonomy Corp. PLC (a)	558,400	10,205,446
Invensys PLC (a)	3,400,000	15,418,372
Max Petroleum PLC (a)	4,500,000	5,006,923
Premier Foods PLC	1,490,000	3,987,535
Renovo Group PLC (a)	8,702,203	23,419,215
TOTAL UNITED KINGDOM		71,327,359
United States of America - 5.6%
AGCO Corp. (a)	92,700	5,582,394
Chiquita Brands International, Inc. (a)	1,087,400	20,312,632
Titanium Metals Corp. (d)	1,478,354	32,139,416
TOTAL UNITED STATES OF AMERICA		58,034,442
TOTAL COMMON STOCKS (Cost $1,028,305,693)		1,031,361,608
Money Market Funds - 13.9%

Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c) (Cost $143,982,890)	143,983,890	143,982,890
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.69%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Government Treasury Obligations) # (Cost $2,454,000)	$ 2,454,115	$ 2,454,000
TOTAL INVESTMENT PORTFOLIO - 113.3% (Cost $1,174,742,583)		1,177,798,498
NET OTHER ASSETS - (13.3)%		(138,436,517)
NET ASSETS - 100%		$ 1,039,361,981
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,454,000 due 2/01/08 at 1.69%
Banc of America Securities LLC	$ 535,730
Barclays Capital, Inc.	772,636
ING Financial Markets LLC	1,145,634
$ 2,454,000
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
First Tractor Co. Ltd. (H Shares)	$ 11,999,397	$ -	$ 1,176,334	$ -	$ -
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 193,431
Fidelity Securities Lending Cash Central Fund	1,023,036
Total	$ 1,216,467
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,176,967,194. Net unrealized appreciation aggregated $831,304, of which $144,614,312 related to appreciated investment securities and $143,783,008 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International
Value Fund

January 31, 2008

1.844602.101

FIV-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 2.3%
AMP Ltd.	362,775	$ 2,732,370
Macquarie Airports unit	360,311	1,250,292
Macquarie Group Ltd.	25,619	1,493,133
Macquarie Infrastructure Group unit	597,721	1,629,277
TOTAL AUSTRALIA		7,105,072
Brazil - 2.8%
Petroleo Brasileiro SA - Petrobras sponsored ADR	52,600	5,845,964
TAM SA (PN) sponsored ADR (ltd. vtg.)	47,200	1,019,520
TIM Participacoes SA sponsored ADR (non-vtg.)	29,000	1,107,510
Uniao de Bancos Brasileiros SA (Unibanco) GDR	5,400	706,320
TOTAL BRAZIL		8,679,314
Canada - 2.0%
BCE, Inc.	36,800	1,280,143
EnCana Corp.	43,400	2,862,484
Finning International, Inc.	200	5,247
First Quantum Minerals Ltd.	18,100	1,356,125
RONA, Inc. (a)	43,400	697,566
TOTAL CANADA		6,201,565
Cayman Islands - 1.0%
Chaoda Modern Agriculture (Holdings) Ltd.	1,198,800	1,214,566
Subsea 7, Inc. (a)(d)	103,000	1,961,455
TOTAL CAYMAN ISLANDS		3,176,021
France - 9.0%
Accor SA	18,100	1,388,512
Alcatel-Lucent SA	140,700	890,631
AXA SA sponsored ADR	193,800	6,651,216
BNP Paribas SA	27,700	2,748,143
Compagnie de St. Gobain	11,300	884,401
Gaz de France	32,900	1,784,297
Renault SA	8,400	958,908
Societe Generale Series A	17,235	2,165,295
Suez SA (France)	12,700	768,350
Total SA:
Series B	33,300	2,423,574
sponsored ADR	54,000	3,930,120
Unibail-Rodamco	11,872	2,817,703
Vallourec SA	4,200	844,304
TOTAL FRANCE		28,255,454
Common Stocks - continued
	Shares	Value
Germany - 10.5%
Allianz AG sponsored ADR	390,900	$ 6,973,656
DaimlerChrysler AG	89,400	6,993,762
E.ON AG	30,600	5,688,818
GFK AG (d)	32,200	1,180,976
Heidelberger Druckmaschinen AG	200	5,427
Lanxess AG	48,100	1,674,614
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	30,900	5,552,568
RWE AG (d)	41,100	5,046,125
TOTAL GERMANY		33,115,946
Greece - 0.2%
Alpha Bank AE	21,900	725,858
Hong Kong - 1.5%
Swire Pacific Ltd. (A Shares)	352,800	4,796,029
India - 0.7%
Satyam Computer Services Ltd.	84,356	843,345
Satyam Computer Services Ltd. sponsored ADR	18,300	445,605
Suzlon Energy Ltd.	110,341	867,727
TOTAL INDIA		2,156,677
Ireland - 1.3%
Bank of Ireland	113,471	1,665,187
C&C Group PLC	92,800	622,638
CRH PLC sponsored ADR (d)	45,800	1,771,544
TOTAL IRELAND		4,059,369
Italy - 2.8%
Fiat SpA	51,700	1,209,883
Finmeccanica SpA	61,500	1,838,504
UniCredit SpA	786,200	5,806,357
TOTAL ITALY		8,854,744
Japan - 19.6%
Aeon Co. Ltd.	196,100	2,373,561
Canon, Inc.	69,050	2,939,459
Denso Corp.	61,800	2,231,844
East Japan Railway Co.	257	2,124,546
Ibiden Co. Ltd.	18,200	1,146,807
Japan Tobacco, Inc.	139	729,446
JGC Corp.	63,000	1,046,939
JSR Corp.	41,000	954,340
Konica Minolta Holdings, Inc.	143,000	2,293,003
Common Stocks - continued
	Shares	Value
Japan - continued
Kubota Corp.	294,000	$ 2,115,207
Leopalace21 Corp.	50,200	1,215,696
Misawa Homes Co. Ltd. (a)(d)	105,500	673,700
Mitsubishi Estate Co. Ltd.	48,000	1,273,018
Mitsui & Co. Ltd.	375,000	7,494,358
ORIX Corp.	31,850	5,406,682
Osaka Gas Co. Ltd.	1,009,000	3,862,156
Shin-Etsu Chemical Co. Ltd.	11,800	620,352
Sumitomo Metal Industries Ltd.	269,000	1,267,460
Sumitomo Mitsui Financial Group, Inc.	109	859,043
Sumitomo Realty & Development Co. Ltd.	30,000	737,797
Sumitomo Trust & Banking Co. Ltd.	197,000	1,248,735
Takeda Pharmaceutical Co. Ltd.	88,600	5,374,495
Tokuyama Corp.	240,000	1,713,157
Tokyo Tatemono Co. Ltd.	79,000	664,958
Toyota Motor Corp.	154,800	8,401,770
Toyota Motor Corp. sponsored ADR	10,600	1,150,630
Xebio Co. Ltd.	47,600	1,081,106
Yamada Denki Co. Ltd.	7,470	796,669
TOTAL JAPAN		61,796,934
Kazakhstan - 0.6%
JSC Halyk Bank of Kazakhstan unit	104,300	1,747,025
Korea (South) - 0.4%
Kookmin Bank sponsored ADR	9,600	638,400
Samsung Electronics Co. Ltd. GDR	2,234	703,710
TOTAL KOREA (SOUTH)		1,342,110
Mexico - 0.5%
America Movil SAB de CV Series L sponsored ADR	27,000	1,617,570
Netherlands - 1.0%
Heineken NV (Bearer)	12,600	700,560
ING Groep NV sponsored ADR	75,900	2,472,063
TOTAL NETHERLANDS		3,172,623
Norway - 4.7%
Aker Kvaerner ASA	79,400	1,494,577
DnB Nor ASA	114,200	1,492,945
Fred Olsen Energy ASA (d)	45,000	2,240,692
Orkla ASA (A Shares)	264,950	3,508,361
Common Stocks - continued
	Shares	Value
Norway - continued
Petroleum Geo-Services ASA	194,150	$ 4,172,284
StatoilHydro ASA sponsored ADR	76,600	2,012,282
TOTAL NORWAY		14,921,141
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	17,900	1,346,975
Russia - 1.0%
OAO Gazprom sponsored ADR	61,000	2,976,800
Singapore - 0.7%
DBS Group Holdings Ltd.	175,000	2,146,436
South Africa - 1.2%
Impala Platinum Holdings Ltd.	102,600	3,899,419
Spain - 4.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	148,300	3,123,198
Banco Santander SA	296,600	5,247,638
Banco Santander SA sponsored ADR	84,500	1,479,595
Gestevision Telecinco SA	75,200	1,623,015
Telefonica SA sponsored ADR	31,500	2,765,700
TOTAL SPAIN		14,239,146
Sweden - 2.0%
Atlas Copco AB (A Shares)	52,800	744,480
Svenska Cellulosa AB (SCA) (B Shares)	184,600	2,966,921
Telefonaktiebolaget LM Ericsson (B Shares)	1,189,000	2,701,408
TOTAL SWEDEN		6,412,809
Switzerland - 7.3%
Compagnie Financiere Richemont unit	27,737	1,586,562
Credit Suisse Group sponsored ADR	54,200	3,076,934
Nestle SA (Reg.)	3,756	1,689,449
Roche Holding AG (participation certificate)	46,726	8,547,123
Swiss Life Holding	7,868	1,910,595
Swiss Reinsurance Co. (Reg.)	21,658	1,627,130
UBS AG (NY Shares)	48,300	1,994,307
Zurich Financial Services AG (Reg.)	8,943	2,560,425
TOTAL SWITZERLAND		22,992,525
Taiwan - 0.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	125,000	670,969
Common Stocks - continued
	Shares	Value
Taiwan - continued
Novatek Microelectronics Corp.	182,898	$ 634,806
Siliconware Precision Industries Co. Ltd.	226,000	352,991
TOTAL TAIWAN		1,658,766
Turkey - 0.3%
Turkiye Garanti Bankasi AS	143,000	903,017
United Kingdom - 17.3%
3i Group plc	123,110	2,305,836
Aegis Group PLC	883,100	1,982,265
Anglo American PLC (United Kingdom)	30,600	1,690,873
BAE Systems PLC	246,100	2,292,646
Barclays PLC	539,400	5,087,891
BHP Billiton PLC	56,600	1,711,604
BP PLC	172,000	1,827,500
British American Tobacco PLC	35,500	1,254,215
HBOS plc	240,800	3,355,409
HSBC Holdings PLC (United Kingdom) (Reg.)	67,105	1,008,991
Informa PLC	200,800	1,569,106
Land Securities Group PLC	39,200	1,249,948
Misys PLC	266,300	929,083
National Grid PLC	385,200	5,954,638
Prudential PLC	141,728	1,816,956
Rolls-Royce Group PLC	282,019	2,662,726
Royal Bank of Scotland Group PLC	672,000	5,180,912
Royal Dutch Shell PLC Class A sponsored ADR	102,200	7,298,102
Tesco PLC	115,100	962,210
Vodafone Group PLC sponsored ADR	109,112	3,797,098
Yell Group PLC	88,900	592,879
TOTAL UNITED KINGDOM		54,530,888
United States of America - 1.8%
Transocean, Inc. (a)	44,739	5,485,001
TOTAL COMMON STOCKS (Cost $320,765,389)		308,315,234
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.5%
ProSiebenSat.1 Media AG (Cost $1,940,772)	73,000	1,469,044
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	4,054,569	$ 4,054,569
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	14,710,190	14,710,190
TOTAL MONEY MARKET FUNDS (Cost $18,764,759)		18,764,759
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $341,470,920)		328,549,037
NET OTHER ASSETS - (4.4)%		(13,790,072)
NET ASSETS - 100%		$ 314,758,965
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,830
Fidelity Securities Lending Cash Central Fund	48,592
Total	$ 79,422
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $341,589,837. Net unrealized depreciation aggregated $13,040,800, of which $24,021,745 related to appreciated investment securities and $37,062,545 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Value Fund:
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Value Fund

1.844600.101

AFIV-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 2.3%
AMP Ltd.	362,775	$ 2,732,370
Macquarie Airports unit	360,311	1,250,292
Macquarie Group Ltd.	25,619	1,493,133
Macquarie Infrastructure Group unit	597,721	1,629,277
TOTAL AUSTRALIA		7,105,072
Brazil - 2.8%
Petroleo Brasileiro SA - Petrobras sponsored ADR	52,600	5,845,964
TAM SA (PN) sponsored ADR (ltd. vtg.)	47,200	1,019,520
TIM Participacoes SA sponsored ADR (non-vtg.)	29,000	1,107,510
Uniao de Bancos Brasileiros SA (Unibanco) GDR	5,400	706,320
TOTAL BRAZIL		8,679,314
Canada - 2.0%
BCE, Inc.	36,800	1,280,143
EnCana Corp.	43,400	2,862,484
Finning International, Inc.	200	5,247
First Quantum Minerals Ltd.	18,100	1,356,125
RONA, Inc. (a)	43,400	697,566
TOTAL CANADA		6,201,565
Cayman Islands - 1.0%
Chaoda Modern Agriculture (Holdings) Ltd.	1,198,800	1,214,566
Subsea 7, Inc. (a)(d)	103,000	1,961,455
TOTAL CAYMAN ISLANDS		3,176,021
France - 9.0%
Accor SA	18,100	1,388,512
Alcatel-Lucent SA	140,700	890,631
AXA SA sponsored ADR	193,800	6,651,216
BNP Paribas SA	27,700	2,748,143
Compagnie de St. Gobain	11,300	884,401
Gaz de France	32,900	1,784,297
Renault SA	8,400	958,908
Societe Generale Series A	17,235	2,165,295
Suez SA (France)	12,700	768,350
Total SA:
Series B	33,300	2,423,574
sponsored ADR	54,000	3,930,120
Unibail-Rodamco	11,872	2,817,703
Vallourec SA	4,200	844,304
TOTAL FRANCE		28,255,454
Common Stocks - continued
	Shares	Value
Germany - 10.5%
Allianz AG sponsored ADR	390,900	$ 6,973,656
DaimlerChrysler AG	89,400	6,993,762
E.ON AG	30,600	5,688,818
GFK AG (d)	32,200	1,180,976
Heidelberger Druckmaschinen AG	200	5,427
Lanxess AG	48,100	1,674,614
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	30,900	5,552,568
RWE AG (d)	41,100	5,046,125
TOTAL GERMANY		33,115,946
Greece - 0.2%
Alpha Bank AE	21,900	725,858
Hong Kong - 1.5%
Swire Pacific Ltd. (A Shares)	352,800	4,796,029
India - 0.7%
Satyam Computer Services Ltd.	84,356	843,345
Satyam Computer Services Ltd. sponsored ADR	18,300	445,605
Suzlon Energy Ltd.	110,341	867,727
TOTAL INDIA		2,156,677
Ireland - 1.3%
Bank of Ireland	113,471	1,665,187
C&C Group PLC	92,800	622,638
CRH PLC sponsored ADR (d)	45,800	1,771,544
TOTAL IRELAND		4,059,369
Italy - 2.8%
Fiat SpA	51,700	1,209,883
Finmeccanica SpA	61,500	1,838,504
UniCredit SpA	786,200	5,806,357
TOTAL ITALY		8,854,744
Japan - 19.6%
Aeon Co. Ltd.	196,100	2,373,561
Canon, Inc.	69,050	2,939,459
Denso Corp.	61,800	2,231,844
East Japan Railway Co.	257	2,124,546
Ibiden Co. Ltd.	18,200	1,146,807
Japan Tobacco, Inc.	139	729,446
JGC Corp.	63,000	1,046,939
JSR Corp.	41,000	954,340
Konica Minolta Holdings, Inc.	143,000	2,293,003
Common Stocks - continued
	Shares	Value
Japan - continued
Kubota Corp.	294,000	$ 2,115,207
Leopalace21 Corp.	50,200	1,215,696
Misawa Homes Co. Ltd. (a)(d)	105,500	673,700
Mitsubishi Estate Co. Ltd.	48,000	1,273,018
Mitsui & Co. Ltd.	375,000	7,494,358
ORIX Corp.	31,850	5,406,682
Osaka Gas Co. Ltd.	1,009,000	3,862,156
Shin-Etsu Chemical Co. Ltd.	11,800	620,352
Sumitomo Metal Industries Ltd.	269,000	1,267,460
Sumitomo Mitsui Financial Group, Inc.	109	859,043
Sumitomo Realty & Development Co. Ltd.	30,000	737,797
Sumitomo Trust & Banking Co. Ltd.	197,000	1,248,735
Takeda Pharmaceutical Co. Ltd.	88,600	5,374,495
Tokuyama Corp.	240,000	1,713,157
Tokyo Tatemono Co. Ltd.	79,000	664,958
Toyota Motor Corp.	154,800	8,401,770
Toyota Motor Corp. sponsored ADR	10,600	1,150,630
Xebio Co. Ltd.	47,600	1,081,106
Yamada Denki Co. Ltd.	7,470	796,669
TOTAL JAPAN		61,796,934
Kazakhstan - 0.6%
JSC Halyk Bank of Kazakhstan unit	104,300	1,747,025
Korea (South) - 0.4%
Kookmin Bank sponsored ADR	9,600	638,400
Samsung Electronics Co. Ltd. GDR	2,234	703,710
TOTAL KOREA (SOUTH)		1,342,110
Mexico - 0.5%
America Movil SAB de CV Series L sponsored ADR	27,000	1,617,570
Netherlands - 1.0%
Heineken NV (Bearer)	12,600	700,560
ING Groep NV sponsored ADR	75,900	2,472,063
TOTAL NETHERLANDS		3,172,623
Norway - 4.7%
Aker Kvaerner ASA	79,400	1,494,577
DnB Nor ASA	114,200	1,492,945
Fred Olsen Energy ASA (d)	45,000	2,240,692
Orkla ASA (A Shares)	264,950	3,508,361
Common Stocks - continued
	Shares	Value
Norway - continued
Petroleum Geo-Services ASA	194,150	$ 4,172,284
StatoilHydro ASA sponsored ADR	76,600	2,012,282
TOTAL NORWAY		14,921,141
Philippines - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	17,900	1,346,975
Russia - 1.0%
OAO Gazprom sponsored ADR	61,000	2,976,800
Singapore - 0.7%
DBS Group Holdings Ltd.	175,000	2,146,436
South Africa - 1.2%
Impala Platinum Holdings Ltd.	102,600	3,899,419
Spain - 4.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	148,300	3,123,198
Banco Santander SA	296,600	5,247,638
Banco Santander SA sponsored ADR	84,500	1,479,595
Gestevision Telecinco SA	75,200	1,623,015
Telefonica SA sponsored ADR	31,500	2,765,700
TOTAL SPAIN		14,239,146
Sweden - 2.0%
Atlas Copco AB (A Shares)	52,800	744,480
Svenska Cellulosa AB (SCA) (B Shares)	184,600	2,966,921
Telefonaktiebolaget LM Ericsson (B Shares)	1,189,000	2,701,408
TOTAL SWEDEN		6,412,809
Switzerland - 7.3%
Compagnie Financiere Richemont unit	27,737	1,586,562
Credit Suisse Group sponsored ADR	54,200	3,076,934
Nestle SA (Reg.)	3,756	1,689,449
Roche Holding AG (participation certificate)	46,726	8,547,123
Swiss Life Holding	7,868	1,910,595
Swiss Reinsurance Co. (Reg.)	21,658	1,627,130
UBS AG (NY Shares)	48,300	1,994,307
Zurich Financial Services AG (Reg.)	8,943	2,560,425
TOTAL SWITZERLAND		22,992,525
Taiwan - 0.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	125,000	670,969
Common Stocks - continued
	Shares	Value
Taiwan - continued
Novatek Microelectronics Corp.	182,898	$ 634,806
Siliconware Precision Industries Co. Ltd.	226,000	352,991
TOTAL TAIWAN		1,658,766
Turkey - 0.3%
Turkiye Garanti Bankasi AS	143,000	903,017
United Kingdom - 17.3%
3i Group plc	123,110	2,305,836
Aegis Group PLC	883,100	1,982,265
Anglo American PLC (United Kingdom)	30,600	1,690,873
BAE Systems PLC	246,100	2,292,646
Barclays PLC	539,400	5,087,891
BHP Billiton PLC	56,600	1,711,604
BP PLC	172,000	1,827,500
British American Tobacco PLC	35,500	1,254,215
HBOS plc	240,800	3,355,409
HSBC Holdings PLC (United Kingdom) (Reg.)	67,105	1,008,991
Informa PLC	200,800	1,569,106
Land Securities Group PLC	39,200	1,249,948
Misys PLC	266,300	929,083
National Grid PLC	385,200	5,954,638
Prudential PLC	141,728	1,816,956
Rolls-Royce Group PLC	282,019	2,662,726
Royal Bank of Scotland Group PLC	672,000	5,180,912
Royal Dutch Shell PLC Class A sponsored ADR	102,200	7,298,102
Tesco PLC	115,100	962,210
Vodafone Group PLC sponsored ADR	109,112	3,797,098
Yell Group PLC	88,900	592,879
TOTAL UNITED KINGDOM		54,530,888
United States of America - 1.8%
Transocean, Inc. (a)	44,739	5,485,001
TOTAL COMMON STOCKS (Cost $320,765,389)		308,315,234
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.5%
ProSiebenSat.1 Media AG (Cost $1,940,772)	73,000	1,469,044
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	4,054,569	$ 4,054,569
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	14,710,190	14,710,190
TOTAL MONEY MARKET FUNDS (Cost $18,764,759)		18,764,759
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $341,470,920)		328,549,037
NET OTHER ASSETS - (4.4)%		(13,790,072)
NET ASSETS - 100%		$ 314,758,965
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,830
Fidelity Securities Lending Cash Central Fund	48,592
Total	$ 79,422
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $341,589,837. Net unrealized depreciation aggregated $13,040,800, of which $24,021,745 related to appreciated investment securities and $37,062,545 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Fund

January 31, 2008

1.813056.103

JPN-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 21.3%
Auto Components - 3.2%
Denso Corp.	655,700	$ 23,679,941
NHK Spring Co. Ltd.	428,000	3,618,659
Stanley Electric Co. Ltd.	1,139,400	22,985,170
		50,283,770
Automobiles - 14.7%
Honda Motor Co. Ltd.	1,654,800	52,192,395
Isuzu Motors Ltd.	1,784,000	7,516,524
Toyota Motor Corp.	2,954,900	160,377,202
Yamaha Motor Co. Ltd.	549,900	12,463,642
		232,549,763
Household Durables - 1.1%
Casio Computer Co. Ltd.	595,200	6,269,388
Haseko Corp. (a)	6,700,500	11,342,895
		17,612,283
Media - 0.8%
Fuji Television Network, Inc.	8,026	12,680,975
Multiline Retail - 1.1%
Marui Group Co. Ltd. (d)	724,000	6,359,598
Mitsukoshi Ltd.	1,066,000	4,200,640
Takashimaya Co. Ltd. (d)	616,000	6,557,999
		17,118,237
Specialty Retail - 0.4%
Yamada Denki Co. Ltd.	57,920	6,177,117
TOTAL CONSUMER DISCRETIONARY		336,422,145
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
Aeon Co. Ltd.	590,600	7,148,521
FINANCIALS - 22.6%
Capital Markets - 3.6%
Daiwa Securities Group, Inc.	1,297,000	11,441,607
Matsui Securities Co. Ltd. (d)	2,098,100	14,502,996
Nomura Holdings, Inc.	2,136,900	31,284,218
		57,228,821
Commercial Banks - 11.9%
Chiba Bank Ltd.	471,000	3,486,100
Mitsubishi UFJ Financial Group, Inc.	5,222,300	51,596,327
Mizuho Financial Group, Inc.	11,060	51,799,871
Sumitomo Mitsui Financial Group, Inc.	7,692	60,621,615
Sumitomo Trust & Banking Co. Ltd.	3,127,000	19,821,293
		187,325,206
Consumer Finance - 0.9%
Credit Saison Co. Ltd.	496,000	14,274,053
Insurance - 1.8%
T&D Holdings, Inc.	537,550	28,917,391
Real Estate Management & Development - 4.4%
Leopalace21 Corp.	1,086,300	26,306,994

	Shares	Value
Mitsubishi Estate Co. Ltd.	887,000	$ 23,524,312
Mitsui Fudosan Co. Ltd.	321,000	7,335,936
Tokyo Tatemono Co. Ltd.	616,000	5,184,990
Tokyu Land Corp.	755,000	6,070,959
		68,423,191
TOTAL FINANCIALS		356,168,662
HEALTH CARE - 2.0%
Pharmaceuticals - 2.0%
Astellas Pharma, Inc.	144,900	6,282,225
Daiichi Sankyo Co. Ltd.	305,000	9,150,287
Takeda Pharmaceutical Co. Ltd.	258,800	15,698,863
		31,131,375
INDUSTRIALS - 22.2%
Building Products - 1.3%
Asahi Glass Co. Ltd.	1,660,000	20,669,991
Commercial Services & Supplies - 0.6%
Dai Nippon Printing Co. Ltd.	673,000	9,747,203
Construction & Engineering - 0.9%
JGC Corp.	883,000	14,673,762
Electrical Equipment - 4.2%
Mitsubishi Electric Corp.	3,458,000	31,480,713
Sumitomo Electric Industries Ltd.	2,397,100	34,988,238
		66,468,951
Machinery - 7.6%
Fanuc Ltd.	109,800	9,686,110
Kubota Corp.	3,231,000	23,245,699
Nabtesco Corp.	462,000	5,605,004
NGK Insulators Ltd.	609,000	15,693,220
NSK Ltd.	1,882,000	16,372,144
OSG Corp.	143,800	1,445,709
SMC Corp.	29,000	3,251,011
THK Co. Ltd.	1,509,500	29,954,342
Toshiba Machine Co. Ltd. (d)	1,851,000	13,647,927
		118,901,166
Road & Rail - 0.5%
East Japan Railway Co.	944	7,803,781
Trading Companies & Distributors - 6.2%
Mitsubishi Corp.	1,347,500	35,230,417
Mitsui & Co. Ltd.	1,674,000	33,454,812
Sumitomo Corp.	2,044,200	28,183,931
		96,869,160
Transportation Infrastructure - 0.9%
The Sumitomo Warehouse Co. Ltd. (d)	2,768,000	14,578,013
TOTAL INDUSTRIALS		349,712,027
INFORMATION TECHNOLOGY - 19.5%
Electronic Equipment & Instruments - 8.4%
Dainippon Screen Manufacturing Co. Ltd.	4,787,000	23,860,718
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Fujifilm Holdings Corp.	158,700	$ 6,230,562
Kyocera Corp.	87,300	7,005,825
Nidec Sankyo Corp. (d)	1,421,000	11,426,268
Nippon Electric Glass Co. Ltd.	3,192,000	47,761,424
Omron Corp.	286,400	5,912,236
Yaskawa Electric Corp.	2,336,000	24,539,755
Yokogawa Electric Corp.	682,600	6,605,807
		133,342,595
Office Electronics - 6.7%
Canon, Inc. (d)	1,755,600	74,735,896
Konica Minolta Holdings, Inc.	1,914,000	30,690,964
		105,426,860
Semiconductors & Semiconductor Equipment - 3.4%
Advantest Corp. (d)	638,400	14,019,224
Rohm Co. Ltd.	194,600	14,330,086
Tokyo Electron Ltd.	417,700	24,984,220
		53,333,530
Software - 1.0%
Nintendo Co. Ltd.	31,400	15,511,601
TOTAL INFORMATION TECHNOLOGY		307,614,586
MATERIALS - 7.1%
Chemicals - 2.8%
JSR Corp.	690,300	16,067,832
Mitsubishi Rayon Co. Ltd.	1,377,000	5,503,856
Nitto Denko Corp.	329,500	16,082,997
Shin-Etsu Chemical Co. Ltd.	110,000	5,782,940
Sumitomo Bakelite Co. Ltd.	289,000	1,524,772
		44,962,397
Metals & Mining - 4.3%
Hitachi Metals Ltd. (d)	2,009,000	26,413,826
Nippon Steel Corp.	2,166,000	12,996,408
Sumitomo Metal Industries Ltd.	6,001,000	28,275,192
		67,685,426
TOTAL MATERIALS		112,647,823

	Shares	Value
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
KDDI Corp.	1,377	$ 9,298,279
NTT DoCoMo, Inc.	10,453	16,557,553
		25,855,832
TOTAL COMMON STOCKS (Cost $1,648,923,261)		1,526,700,971
Money Market Funds - 8.6%

Fidelity Cash Central Fund, 3.79% (b)	43,208,004	43,208,004
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	91,495,732	91,495,732
TOTAL MONEY MARKET FUNDS (Cost $134,703,736)		134,703,736
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $1,783,626,997)	1,661,404,707
NET OTHER ASSETS - (5.4)%	(84,842,247)
NET ASSETS - 100%	$ 1,576,562,460
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 386,138
Fidelity Securities Lending Cash Central Fund	111,293
Total	$ 497,431
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,798,039,616. Net unrealized depreciation aggregated $136,634,909, of which $67,146,745 related to appreciated investment securities and $203,781,654 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Smaller Companies Fund

January 31, 2008

1.813017.103

JSC-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 22.5%
Auto Components - 6.4%
F-Tech, Inc.	321,800	$ 5,750,212
H-One Co. Ltd.	326,700	2,666,939
Nippon Seiki Co. Ltd.	796,000	13,138,155
Nissin Kogyo Co. Ltd.	123,300	2,029,296
Toyota Boshoku Corp. (a)	444,800	13,469,915
TS tech Co. Ltd.	85,500	3,192,279
		40,246,796
Automobiles - 0.7%
Isuzu Motors Ltd.	500,000	2,106,649
Yachiyo Industry Co. Ltd.	190,600	2,061,413
		4,168,062
Diversified Consumer Services - 0.3%
Best Bridal, Inc.	1,558	2,197,875
Hotels, Restaurants & Leisure - 1.6%
Accordia Golf Co. Ltd. (a)	1,204	1,143,647
Kappa Create Co. Ltd. (d)	380,800	8,989,072
		10,132,719
Household Durables - 1.8%
Juki Corp.	809,000	3,895,495
Rinnai Corp. (d)	100,000	3,216,402
Token Corp. (d)	117,080	4,096,094
		11,207,991
Internet & Catalog Retail - 0.4%
ASKUL Corp. (d)	82,100	1,822,214
Start Today Co. Ltd.	250	806,452
		2,628,666
Leisure Equipment & Products - 3.0%
Namco Bandai Holdings, Inc.	353,100	4,908,133
Nikon Corp.	482,000	13,145,867
Noritsu Koki Co. Ltd. (d)	46,600	859,863
Tamron Co. Ltd.	10,400	202,464
		19,116,327
Media - 0.8%
Asia Media Co. Ltd. (d)	448,000	1,681,106
cyber communications, Inc. (d)	1,500	970,563
Tohokushinsha Film Corp.	152,300	1,718,800
Tyo, Inc.	374,000	633,123
		5,003,592
Multiline Retail - 0.3%
Don Quijote Co. Ltd.	118,500	2,101,862
Specialty Retail - 6.1%
Alpen Co. Ltd.	46,800	609,593
Culture Convenience Club Co. Ltd. (d)	856,500	3,906,729
Fast Retailing Co. Ltd.	55,100	4,078,219
I.K Co. Ltd.	38	32,879
K'S Denki Corp.	385,200	8,748,783

	Shares	Value
Village Vanguard Co. Ltd.	210	$ 1,086,241
Yamada Denki Co. Ltd.	185,060	19,736,478
		38,198,922
Textiles, Apparel & Luxury Goods - 1.1%
Sanyo Shokai Ltd. (d)	371,000	2,285,385
Seiren Co. Ltd.	620,000	4,553,936
		6,839,321
TOTAL CONSUMER DISCRETIONARY		141,842,133
CONSUMER STAPLES - 4.6%
Beverages - 1.2%
Ito En Ltd. (d)	210,900	4,542,096
Kirin Holdings Co. Ltd.	202,000	3,239,067
		7,781,163
Food & Staples Retailing - 1.2%
Create SD Co. Ltd.	83,700	2,078,134
Daikokutenbussan Co. Ltd.	100,000	545,472
Valor Co. Ltd.	502,600	4,939,500
		7,563,106
Food Products - 2.0%
Ajinomoto Co., Inc.	118,000	1,255,130
Frente Co. Ltd.	179,300	2,647,428
Hokuto Corp. (d)	134,500	2,232,601
Nippon Meat Packers, Inc.	278,000	3,132,174
Toyo Suisan Kaisha Ltd.	164,000	3,115,584
		12,382,917
Personal Products - 0.2%
Kobayashi Pharmaceutical Co. Ltd.	32,700	1,282,413
TOTAL CONSUMER STAPLES		29,009,599
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
AOC Holdings, Inc.	414,000	4,532,080
Inpex Holdings, Inc.	580	5,509,264
		10,041,344
FINANCIALS - 7.0%
Capital Markets - 0.4%
Risa Partners, Inc. (d)	1,446	2,651,839
Commercial Banks - 5.0%
Bank of Yokohama Ltd.	1,447,000	9,376,310
Chiba Bank Ltd.	1,316,000	9,740,356
The Keiyo Bank Ltd.	1,188,000	7,709,208
Tokyo Tomin Bank Ltd. (d)	157,800	4,385,395
		31,211,269
Consumer Finance - 0.5%
Aeon Credit Service Co. Ltd.	217,300	3,241,210
Insurance - 0.5%
Sony Financial Holdings, Inc.	858	3,284,172
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.6%
Daiwasystem Co. Ltd.	9,400	$ 120,053
Mitsui Fudosan Co. Ltd.	93,000	2,125,365
Suruga Corp.	147,900	1,598,205
		3,843,623
TOTAL FINANCIALS		44,232,113
HEALTH CARE - 12.3%
Health Care Equipment & Supplies - 6.1%
Hogy Medical Co. (d)	304,000	14,123,578
Nakanishi, Inc.	23,200	2,476,441
Nipro Corp.	261,000	5,228,346
Sysmex Corp.	287,600	11,982,207
Terumo Corp.	88,100	4,797,320
		38,607,892
Life Sciences Tools & Services - 0.7%
Shin Nippon Biomedical Laboratories Ltd. (d)	264,900	4,506,763
Pharmaceuticals - 5.5%
Fuji Pharma Co. Ltd.	156,700	3,934,816
JCR Pharmaceuticals Co. Ltd.	316,000	1,717,747
Kissei Pharmaceutical Co. Ltd.	198,000	4,245,651
Mitsubishi Tanabe Pharma Corp.	698,000	8,435,343
Nichi-iko Pharmaceutical Co. Ltd. (d)	325,700	8,760,482
Sawai Pharmaceutical Co. Ltd. (d)	96,300	4,283,824
Towa Pharmaceutical Co. Ltd.	67,500	3,072,510
		34,450,373
TOTAL HEALTH CARE		77,565,028
INDUSTRIALS - 24.6%
Air Freight & Logistics - 0.3%
Kintetsu World Express, Inc.	63,600	1,812,358
Building Products - 3.2%
Comany, Inc.	221,400	3,283,625
Daikin Industries Ltd.	376,000	16,867,489
		20,151,114
Commercial Services & Supplies - 2.0%
Asahi Pretec Corp.	128,600	3,144,550
Benefit One, Inc.	300	330,104
Nissha Printing Co. Ltd. (d)	264,300	8,824,086
		12,298,740
Electrical Equipment - 0.9%
Daihen Corp.	198,000	886,373
FCM Co. Ltd.	7,900	242,208
Sec Carbon Ltd.	30,000	235,587

	Shares	Value
Sumitomo Electric Industries Ltd.	254,460	$ 3,714,116
Terasaki Electric Co. Ltd.	88,000	735,747
		5,814,031
Machinery - 9.0%
China Boqi Environmental Solutions Technology (Holding) Co. Ltd. (d)	2,196	2,375,059
Harmonic Drive Systems, Inc.	387	1,346,657
Hitachi Construction Machinery Co. Ltd.	491,200	11,387,267
Japan Steel Works Ltd.	305,000	4,454,670
Nabtesco Corp.	277,000	3,360,576
NGK Insulators Ltd.	388,000	9,998,308
Obara Corp.	75	1,241
Produce Co. Ltd. (a)(d)	954	2,933,866
Shima Seiki Manufacturing Ltd. (d)	314,600	12,988,753
Taiho Kogyo Co. Ltd.	446,900	5,938,773
TCM Corp.	821,000	2,107,900
		56,893,070
Marine - 2.2%
Kawasaki Kisen Kaisha Ltd.	748,000	7,224,641
Mitsui O.S.K. Lines Ltd.	550,000	6,693,314
		13,917,955
Road & Rail - 0.6%
Hamakyorex Co. Ltd.	172,600	3,238,381
Sankyu, Inc.	72,000	365,654
		3,604,035
Trading Companies & Distributors - 6.4%
Itochu Corp.	1,525,000	13,954,905
JFE Shoji Holdings, Inc.	613,000	3,810,712
Marubeni Corp.	2,212,000	15,144,701
Mitsui Matsushima Co. Ltd. (d)	466,000	1,078,115
Sojitz Corp.	1,814,700	6,195,205
		40,183,638
TOTAL INDUSTRIALS		154,674,941
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 0.1%
Mitsui Knowledge Industry Co. Ltd. (d)	1,394	260,892
Electronic Equipment & Instruments - 9.5%
Ferrotec Corp.	22,100	195,373
Furuno Electric Co. Ltd.	120,500	1,473,244
Hamamatsu Photonics KK	365,600	12,618,754
Ibiden Co. Ltd.	145,300	9,155,554
Meiko Electronics Co. Ltd. (d)	353,100	9,895,966
Nagano Keiki Co. Ltd.	82	726
Nihon Dempa Kogyo Co. Ltd. (d)	27,400	937,986
Nippon Electric Glass Co. Ltd.	937,000	14,020,193
Shibaura Electronics Co. Ltd.	57,000	1,072,134
Shizuki Electric Co., Inc.	5,000	17,446
Star Micronics Co. Ltd.	298,700	4,916,063
Sunx Ltd. (d)	953,100	5,431,944
		59,735,383
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.3%
Yahoo! Japan Corp.	21,801	$ 8,365,286
IT Services - 1.4%
Otsuka Corp. (d)	112,000	8,679,395
Semiconductors & Semiconductor Equipment - 2.0%
Micronics Japan Co. Ltd. (d)	281,000	10,306,593
United Technology Holdings Co. Ltd.	1,293	2,541,494
		12,848,087
Software - 2.0%
AQ Interactive, Inc. (d)	670	1,348,444
Atlus Co. Ltd. (a)	92,200	524,603
Celsys, Inc.	679	753,522
Hudson Soft Co. Ltd. (a)	52,700	785,569
Ubiquitous Corp.	3	9,057
Works Applications Co. Ltd.	7,700	9,414,089
		12,835,284
TOTAL INFORMATION TECHNOLOGY		102,724,327
MATERIALS - 6.8%
Chemicals - 4.7%
Adeka Corp.	165,100	1,549,608
C. Uyemura & Co. Ltd.	324,600	12,821,594
Nifco, Inc.	106,600	2,371,005
Sumitomo Chemical Co. Ltd.	338,000	2,393,624
Taiyo Kagaku Co. Ltd.	230,400	1,401,945
Tohcello Co. Ltd. (d)	693,500	4,304,618
Tokai Carbon Co. Ltd. (d)	659,000	5,156,475
		29,998,869
Metals & Mining - 2.1%
Hitachi Metals Ltd.	625,000	8,217,343
Toyo Kohan Co. Ltd. (d)	778,000	3,007,223
Yamato Kogyo Co. Ltd.	51,900	1,937,769
		13,162,335
TOTAL MATERIALS		43,161,204

	Shares	Value
UTILITIES - 1.2%
Electric Utilities - 1.2%
Chubu Electric Power Co., Inc.	143,100	$ 3,620,230
Kansai Electric Power Co., Inc.	155,000	3,877,551
		7,497,781
TOTAL COMMON STOCKS (Cost $571,983,163)		610,748,470
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 3.79% (b)	14,346,983	14,346,983
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	40,356,268	40,356,268
TOTAL MONEY MARKET FUNDS (Cost $54,703,251)		54,703,251
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $626,686,414)	665,451,721
NET OTHER ASSETS - (5.6)%	(35,543,227)
NET ASSETS - 100%	$ 629,908,494
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 241,350
Fidelity Securities Lending Cash Central Fund	313,416
Total	$ 554,766
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $627,721,796. Net unrealized appreciation aggregated $37,729,925, of which $101,019,325 related to appreciated investment securities and $63,289,400 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Latin America Fund

January 31, 2008

1.813035.103

LAF-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
Argentina - 0.4%
Banco Patagonia SA unit	411,100	$ 8,203,303
Grupo Clarin SA GDR (a)(f)	800,100	12,001,500
TOTAL ARGENTINA		20,204,803
Bermuda - 1.4%
Credicorp Ltd. (NY Shares)	497,200	35,609,464
Dufry South America Ltd. unit	1,634,795	32,863,190
Laep Investments Ltd. unit	1,596,826	5,219,869
TOTAL BERMUDA		73,692,523
Brazil - 64.0%
Acucar Guarani SA	1,897,700	11,662,386
AES Tiete SA (PN) (non-vtg.)	566,000,000	19,177,715
All America Latina Logistica SA unit	3,605,700	39,234,280
Amil Participacoes SA	1,042,800	8,329,358
B2W Companhia Global Do Varejo	866,100	31,217,021
Banco ABC Brasil SA	2,247,224	12,520,065
Banco Bradesco SA:
rights 3/17/08 (a)	32,875	78,496
(PN)	2,143,808	56,562,893
(PN) sponsored ADR	5,083,800	137,872,656
Banco Daycoval SA (PN)	1,974,000	12,905,628
Banco do Brasil SA	6,916,800	115,332,430
Banco do Estado do Rio Grande do Sul SA (f)	2,281,569	12,711,413
Banco Indusval SA	560,088	6,240,890
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	1,929,300	44,914,104
Bolsa de Mercadorias & Futuros - BM&F SA	411,500	3,707,945
Bovespa Holding SA	134,000	1,967,720
Brasil Telecom Participacoes SA sponsored ADR (e)	893,400	62,377,188
Brasil Telecom SA (PN)	806,400	8,068,584
Companhia Brasileira de Desenvolvimento Imobiliario Turistico	27,000	13,039,511
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR (e)	1,582,326	112,471,732
sponsored ADR	66,745	4,271,680
Companhia de Saneamento de Minas Gerais	1,365,100	18,470,370
Companhia Providencia Industria e Comercio	2,096,500	9,058,215
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (e)	909,800	87,968,562
Companhia Vale do Rio Doce:
(PN-A) sponsored ADR	15,822,100	411,849,263
sponsored ADR	8,980,400	269,232,392
Construtora Tenda SA	2,664,200	13,858,687
Duratex SA (PN)	2,099,400	43,563,445
Eletropaulo Metropolitana SA (PN-B)	309,690,000	24,208,286

	Shares	Value
Equatorial Energia SA unit	671,900	$ 6,589,127
Gafisa SA (a)	855,600	14,446,458
Gafisa SA ADR (a)(e)	190,500	6,635,115
GVT Holding SA	3,007,400	62,746,777
Localiza Rent a Car SA	1,302,499	11,743,965
MPX Mineracao e Energia SA	14,200	6,458,215
MRV Engenharia e Participacoes SA	1,149,600	21,501,899
Multiplan Empreendimentos Imobiliarios SA	1,382,200	14,694,224
Net Servicos de Comunicacao SA:
sponsored ADR	167,000	1,963,920
(PN) (a)	2,828,800	32,404,957
Petroleo Brasileiro SA - Petrobras:
(ON)	191,100	10,429,562
(PN) (non-vtg.)	3,218,980	146,674,956
(PN) sponsored ADR (non-vtg.)	4,543,800	423,981,978
sponsored ADR (e)	4,041,160	449,134,522
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	1,029,000	17,549,744
Rossi Residencial SA	494,800	10,672,377
Sao Carlos Empreen E Part SA (a)	1,017,600	8,781,790
Satipel Industrial SA	1,187,200	6,479,318
TAM SA:
(PN) (ltd.-vtg.)	970,700	20,506,658
(PN) sponsored ADR (ltd. vtg.) (e)	398,700	8,611,920
Tegma Gestao Logistica	2,105,300	20,945,281
Tele Norte Leste Participacoes SA	513,000	19,542,996
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	608,400	15,818,400
Terna Participacoes SA unit	1,433,600	23,309,244
TIM Participacoes SA	1,633,200	6,202,260
TIM Participacoes SA sponsored ADR (non-vtg.) (e)	809,900	30,930,081
Totvs SA	1,258,300	34,193,712
Tractebel Energia SA	1,764,500	20,263,161
Uniao de Bancos Brasileiros SA (Unibanco):
unit	422,800	5,434,626
GDR	1,274,700	166,730,760
Usinas Siderurgicas de Minas Gerais SA - Usiminas	250,450	12,105,321
Vivo Participacoes SA:
(PN)	542,100	3,115,765
(PN) sponsored ADR	5,020,500	29,470,335
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	96,565	2,824,485
sponsored ADR (non-vtg.) (e)	2,311,850	68,315,168
TOTAL BRAZIL		3,334,081,992
Chile - 2.5%
CAP SA	2,596,375	69,333,586
Inversiones Aguas Metropolitanas SA ADR (f)	1,123,722	27,086,380
Common Stocks - continued
	Shares	Value
Chile - continued
Lan Airlines SA sponsored ADR (e)	2,120,300	$ 27,394,276
Vina Concha y Toro SA sponsored ADR	210,150	7,775,550
TOTAL CHILE		131,589,792
Colombia - 0.4%
Almacenes Exito SA unit (f)	2,805,000	21,128,308
Luxembourg - 0.9%
Tenaris SA sponsored ADR	443,400	17,731,566
Ternium SA sponsored ADR	839,800	29,359,408
TOTAL LUXEMBOURG		47,090,974
Mexico - 21.6%
Alsea SAB de CV	18,422,300	23,631,857
America Movil SAB de CV Series L sponsored ADR	7,845,600	470,029,897
Axtel SAB de CV unit (a)	10,404,633	24,752,802
Banco Compartamos SA de CV	5,065,200	22,009,389
Cemex SA de CV sponsored ADR	2,843,918	77,098,617
Corporacion Geo SA de CV Series B (a)	13,337,500	42,963,797
Desarrolladora Homex Sab de CV (a)	1,009,500	9,310,931
Desarrolladora Homex Sab de CV sponsored ADR (a)(e)	303,200	16,654,776
Empresas ICA Sociedad Controladora SA de CV (a)	1,070,600	6,950,792
Fomento Economico Mexicano SA de CV sponsored ADR	1,546,695	55,943,958
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	699,500	29,987,565
Grupo Aeroportuario Norte Sab de CV ADR	607,600	14,308,980
Grupo Famsa SA de CV Series A (a)	828,000	2,803,332
Grupo Mexico SA de CV Series B	6,453,520	37,840,227
Grupo Televisa SA de CV	1,507,400	6,743,485
Grupo Televisa SA de CV (CPO) sponsored ADR	5,562,600	123,990,354
Industrias Penoles SA de CV	1,996,960	46,104,546
Maxcom Telecomunicaciones SA de CV ADR	373,300	4,662,517
Megacable Holdings SAB de CV unit	2,289,300	6,659,859
Urbi, Desarrollos Urbanos, SA de CV (a)	12,137,600	42,853,754
Wal-Mart de Mexico SA de CV Series V	16,935,016	60,730,206
TOTAL MEXICO		1,126,031,641
Panama - 0.8%
Copa Holdings SA Class A	518,800	20,248,764
Intergroup Financial Services Corp.	855,006	14,107,599
Intergroup Financial Services Corp. (f)	249,320	4,113,780
TOTAL PANAMA		38,470,143

	Shares	Value
United States of America - 0.7%
Freeport-McMoRan Copper & Gold, Inc. Class B	162,100	$ 14,431,763
NII Holdings, Inc. (a)	546,500	23,313,690
TOTAL UNITED STATES OF AMERICA		37,745,453
TOTAL COMMON STOCKS (Cost $2,744,895,179)		4,830,035,629
Nonconvertible Preferred Stocks - 4.5%

Brazil - 4.5%
Banco Itau Holding Financeira SA (non-vtg.)	3,433,080	77,190,628
Brasil Telecom Participacoes SA (PN)	379,300	5,261,467
Companhia Vale do Rio Doce (PN-A)	1,465,200	37,058,981
Empresa Nacional de Comercio Redito e Participacoes SA (PN) (a)	11,465	240,967
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	2,447,200	114,499,466
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $65,507,018)		234,251,509
Convertible Bonds - 0.0%
Principal Amount (d)
Brazil - 0.0%
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13 (g) (Cost $958,433)	BRL	15,278	826,871
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 3.79% (b)	99,315,024	99,315,024
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	135,463,275	135,463,275
TOTAL MONEY MARKET FUNDS (Cost $234,778,299)		234,778,299
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.69%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $8,516,000)	$ 8,516,400	$ 8,516,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $3,054,654,929)	5,308,408,308
NET OTHER ASSETS - (1.9)%	(100,156,937)
NET ASSETS - 100%	$ 5,208,251,371
Currency Abbreviation
BRL	-	Brazilian real
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,041,381 or 1.5% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $826,871 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Companhia de Saneamento de Minas Gerais 2.3% 6/1/13	8/20/07	$ 958,433
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,516,000 due 2/01/08 at 1.69%
Banc of America Securities LLC	$ 1,859,119
Barclays Capital, Inc.	2,681,244
ING Financial Markets LLC	3,975,637
$ 8,516,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 768,687
Fidelity Securities Lending Cash Central Fund	304,630
Total	$ 1,073,317
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,079,387,614. Net unrealized appreciation aggregated $2,229,020,694, of which $2,358,811,347 related to appreciated investment securities and $129,790,653 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nordic Fund

January 31, 2008

1.813058.103

NOR-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Denmark - 10.5%
Coloplast AS Series B	66,950	$ 5,537,771
FLS Industries	89,800	8,024,953
Novo Nordisk AS Series B	575,790	36,332,642
Novozymes AS Series B	49,900	3,885,541
Rockwool International AS Series B	37,090	6,682,197
Vestas Wind Systems AS (a)	198,200	19,253,617
TOTAL DENMARK		79,716,721
Finland - 22.4%
Fortum Oyj	444,000	18,002,698
Neste Oil Oyj	255,200	8,195,934
Nokia Corp.	2,997,850	110,770,555
Nokian Tyres Ltd.	997,610	34,009,839
TOTAL FINLAND		170,979,026
Iceland - 0.1%
Ossur hf (a)	689,370	1,012,388
Norway - 17.9%
Blom ASA (a)(d)	499,000	5,301,876
Norsk Hydro ASA	1,008,470	11,849,522
Northern Logistic Property ASA	303,200	2,240,203
Norwegian Air Shuttle AS (a)(d)	798,921	20,895,079
Orkla ASA (A Shares)	1,069,650	14,163,875
Pronova BioPharma ASA	1,100,000	3,985,728
StatoilHydro ASA	853,346	22,474,373
Telenor ASA	1,551,000	31,640,400
Yara International ASA	481,600	23,423,492
TOTAL NORWAY		135,974,548
Sweden - 46.0%
AB Volvo (B Shares)	572,500	7,757,375
ABB Ltd. (Sweden)	1,034,500	25,915,430
Alfa Laval AB	78,800	4,253,587
Assa Abloy AB (B Shares)	1,038,402	18,171,730
Elekta AB (B Shares)	1,984,500	32,572,487
H&M Hennes & Mauritz AB (B Shares)	354,690	19,227,746
Hexagon AB (B Shares)	1,160,975	20,523,627
Intrum Justitia AB	108,600	1,739,022
Investment AB Kinnevik	1,268,600	25,274,268
Modern Times Group MTG AB (B Shares)	328,100	19,903,246

	Shares	Value
NeoNet AB	2,008,000	$ 12,345,873
Nordea Bank AB	2,474,500	33,778,643
Ratos AB (B Shares) (d)	76,200	1,963,927
RNB Retail & Brands AB (d)	1,204,250	6,200,106
Sandvik AB	824,700	11,954,837
Scania AB (B Shares)	1,159,900	24,065,915
Skanska AB (B Shares)	353,400	6,081,191
Svenska Handelsbanken AB (A Shares)	660,300	18,625,806
TELE2 AB (B Shares)	1,086,000	22,266,401
TeliaSonera AB	4,310,000	38,304,602
TOTAL SWEDEN		350,925,819
TOTAL COMMON STOCKS (Cost $634,950,107)		738,608,502
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 3.79% (b)	26,837,851	26,837,851
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	5,311,591	5,311,591
TOTAL MONEY MARKET FUNDS (Cost $32,149,442)		32,149,442
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $667,099,549)	770,757,944
NET OTHER ASSETS - (1.1)%	(8,363,201)
NET ASSETS - 100%	$ 762,394,743
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 129,635
Fidelity Securities Lending Cash Central Fund	29,106
Total	$ 158,741
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $667,188,794. Net unrealized appreciation aggregated $103,569,150, of which $149,822,210 related to appreciated investment securities and $46,253,060 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Overseas Fund

January 31, 2008

1.813070.103

OVE-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 4.8%
Babcock & Brown Ltd. (d)	3,147,553	$ 50,659,448
Computershare Ltd.	10,269,163	72,926,132
CSL Ltd.	3,693,900	113,142,546
Macquarie Group Ltd. (d)	2,646,504	154,244,207
TOTAL AUSTRALIA		390,972,333
Austria - 0.9%
Raiffeisen International Bank Holding AG	601,307	76,815,277
Brazil - 4.0%
Bolsa de Mercadorias & Futuros - BM&F SA	6,266,200	56,463,485
Bovespa Holding SA	4,273,000	62,746,782
Petroleo Brasileiro SA - Petrobras sponsored ADR	438,300	48,712,662
Vivo Participacoes SA (PN) sponsored ADR (d)	27,861,100	163,544,657
TOTAL BRAZIL		331,467,586
Canada - 0.8%
Harry Winston Diamond Corp.	2,810,900	69,323,676
Cayman Islands - 0.8%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	1,243,908	68,079,085
China - 0.5%
Global Bio-Chem Technology Group Co. Ltd.	114,978,000	36,863,975
Denmark - 0.5%
Vestas Wind Systems AS (a)	437,100	42,460,927
Finland - 0.8%
Neste Oil Oyj	1,926,322	61,865,235
France - 17.3%
Alcatel-Lucent SA sponsored ADR	4,290,000	27,155,700
Alstom SA	610,400	123,283,528
AXA SA	1,082,360	37,146,595
Cap Gemini SA	1,394,000	75,966,666
Electricite de France	849,500	88,614,035
Pernod Ricard SA	4,477,484	476,410,227
Pinault Printemps-Redoute SA	465,800	65,568,327
Remy Cointreau SA	390,000	23,525,765
Sodexho Alliance SA ADR (d)	2,068,800	112,439,280
Veolia Environnement	4,364,637	359,070,077
Vinci SA	403,900	27,617,732
TOTAL FRANCE		1,416,797,932
Germany - 12.6%
Adidas-Salomon AG	1,221,000	77,889,938
DaimlerChrysler AG	1,931,300	151,085,599
Deutsche Boerse AG	919,800	160,970,942
E.ON AG	561,391	104,367,690
Hochtief AG	2,660,900	267,979,846
K&S AG (d)	186,100	47,084,721

	Shares	Value
Linde AG	1,186,500	$ 154,845,808
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	383,376	68,890,652
TOTAL GERMANY		1,033,115,196
Hong Kong - 7.2%
China Unicom Ltd. sponsored ADR (d)	23,821,100	564,798,280
Shanghai Industrial Holdings Ltd. (H Shares)	7,377,000	27,388,973
TOTAL HONG KONG		592,187,253
India - 3.4%
Allahabad Bank	10,885,323	31,399,224
Bank of Baroda	5,270,852	55,525,925
Gammon India Ltd.	2,169,930	31,060,161
Satyam Computer Services Ltd.	8,459,009	84,568,553
State Bank of India	1,153,012	70,508,218
State Bank of India rights 4/4/08 (a)	230,602	3,389,462
TOTAL INDIA		276,451,543
Indonesia - 1.9%
PT Indosat Tbk sponsored ADR (d)	3,911,216	151,989,854
Italy - 4.3%
Ansaldo STS SpA (a)	3,210,607	40,324,266
ENI SpA	4,872,600	157,214,439
Impregilo SpA (a)(d)(e)	20,959,400	114,228,675
UniCredit SpA	5,958,900	44,008,521
TOTAL ITALY		355,775,901
Japan - 6.8%
Citizen Holdings Co. Ltd. (d)	14,450,900	132,644,400
Kubota Corp.	11,540,000	83,025,491
Kurita Water Industries Ltd.	1,025,900	33,093,550
Mitsubishi Estate Co. Ltd.	2,734,000	72,508,985
Nintendo Co. Ltd.	79,900	39,470,602
Nomura Holdings, Inc.	4,262,300	62,400,075
NTT DoCoMo, Inc.	71,352	113,021,574
Tokuyama Corp.	3,158,000	22,542,294
TOTAL JAPAN		558,706,971
Korea (South) - 0.4%
SK Telecom Co. Ltd. sponsored ADR	1,472,400	36,559,692
Luxembourg - 1.3%
Acergy SA sponsored ADR	2,406,300	43,818,723
ArcelorMittal SA (NY Reg.) Class A	1,004,400	66,682,116
TOTAL LUXEMBOURG		110,500,839
Netherlands - 0.6%
Fugro NV (Certificaten Van Aandelen) unit	732,100	50,187,925
Netherlands Antilles - 0.5%
Schlumberger Ltd. (NY Shares)	514,400	38,816,624
Common Stocks - continued
	Shares	Value
Norway - 3.4%
Aker Kvaerner ASA (e)	14,622,900	$ 275,252,464
South Africa - 0.8%
Impala Platinum Holdings Ltd.	1,645,990	62,557,553
Spain - 2.0%
Banco Bilbao Vizcaya Argentaria SA	2,047,800	43,126,668
Telefonica SA sponsored ADR	1,331,300	116,888,140
TOTAL SPAIN		160,014,808
Switzerland - 4.7%
Actelion Ltd. (Reg.) (a)(d)	2,132,655	106,610,451
Compagnie Financiere Richemont unit	1,352,375	77,356,127
EFG International	914,005	27,365,837
Roche Holding AG (participation certificate)	651,987	119,261,462
Syngenta AG (Switzerland)	199,331	52,563,585
TOTAL SWITZERLAND		383,157,462
Turkey - 0.9%
Yapi ve Kredi Bankasi AS	28,950,532	76,585,441
United Kingdom - 9.3%
3i Group plc	7,573,830	141,856,984
HSBC Holdings PLC sponsored ADR	585,000	43,980,300
Land Securities Group PLC	2,133,900	68,042,460
Rolls-Royce Group PLC	8,525,136	80,491,385
Shire PLC	2,739,400	49,172,230
Smith & Nephew PLC	6,051,300	81,511,011
Standard Chartered PLC (United Kingdom)	1,709,100	57,313,419
The Weir Group PLC	6,101,909	90,672,526
Vodafone Group PLC sponsored ADR	2,682,900	93,364,920
Xstrata PLC	775,400	59,701,937
TOTAL UNITED KINGDOM		766,107,172
United States of America - 4.6%
AES Corp. (a)	13,227,900	252,388,332

	Shares	Value
Freeport-McMoRan Copper & Gold, Inc. Class B	760,800	$ 67,734,024
Starwood Hotels & Resorts Worldwide, Inc.	748,500	33,869,625
Titanium Metals Corp.	1,138,400	24,748,816
TOTAL UNITED STATES OF AMERICA		378,740,797
TOTAL COMMON STOCKS (Cost $7,120,616,437)		7,801,353,521
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 3.79% (b)	400,769,045	400,769,045
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	286,764,489	286,764,489
TOTAL MONEY MARKET FUNDS (Cost $687,533,534)		687,533,534
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $7,808,149,971)	8,488,887,055
NET OTHER ASSETS - (3.5)%	(286,003,918)
NET ASSETS - 100%	$ 8,202,883,137
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aker Kvaerner ASA	$ 509,546,689	$ -	$ -	$ -	$ 275,252,464
Impregilo SpA	135,232,253	27,776,940	-	-	114,228,675
Total	$ 644,778,942	$ 27,776,940	$ -	$ -	$ 389,481,139
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,787,092
Fidelity Securities Lending Cash Central Fund	541,244
Total	$ 4,328,336
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $7,809,882,076. Net unrealized appreciation aggregated $679,004,979, of which $1,328,304,563 related to appreciated investment securities and $649,299,584 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pacific Basin Fund

January 31, 2008

1.813019.103

PAF-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 13.5%
Ausenco Ltd.	557,502	$ 5,718,675
Austal Ltd.	1,064,945	2,005,254
Australian Agricultural Co. Ltd.	723,627	1,959,497
Babcock & Brown Ltd.	315,844	5,083,467
Billabong International Ltd. (d)	271,443	2,884,164
Bradken Ltd.	312,341	1,778,385
Cochlear Ltd.	90,585	5,665,307
Commonwealth Bank of Australia	207,602	9,195,629
CSL Ltd.	296,674	9,086,995
Goodman Group unit	834,369	3,276,840
Gunns Ltd.	1,832,474	5,274,312
HFA Holdings Ltd.	2,286,245	2,480,453
Incitec Pivot Ltd.	124,889	13,436,687
Iress Market Technology Ltd.	608,632	3,416,269
Macquarie Airports unit	1,729,528	6,001,524
Macquarie Group Ltd.	93,432	5,445,427
Macquarie Infrastructure Group unit	1,250,875	3,409,655
QBE Insurance Group Ltd.	246,479	6,143,950
Reverse Corp. Ltd.	533,839	1,689,694
Rio Tinto Ltd.	90,218	9,949,958
Seek Ltd. (d)	804,568	4,501,635
Sunland Group Ltd.	1,031,338	3,107,157
United Group Ltd.	612,476	8,309,042
WildHorse Energy Ltd. (a)(d)	1,077,652	850,323
WorleyParsons Ltd.	220,227	7,752,536
Wotif.com Holdings Ltd.	859,373	3,621,617
TOTAL AUSTRALIA		132,044,452
Bermuda - 3.7%
Asia Media Co. Ltd.	547,500	2,054,477
DVN Holdings Ltd. (a)	10,409,000	961,145
Huabao International Holdings Ltd.	4,475,000	4,063,251
Mingyuan Medicare Development Co. Ltd. (d)	23,450,000	3,638,946
Noble Group Ltd.	5,027,000	6,208,363
NWS Holdings Ltd.	961,000	2,699,075
Paradise Entertainment Ltd. (a)	89,432,000	1,055,184
Peace Mark Holdings Ltd.	5,643,750	6,514,149
Ports Design Ltd.	1,077,500	3,109,189
Sinofert Holdings Ltd. (d)	5,452,600	4,328,543
TPV Technology Ltd.	3,212,000	2,034,932
TOTAL BERMUDA		36,667,254
Cayman Islands - 4.7%
Chaoda Modern Agriculture (Holdings) Ltd.	3,483,025	3,528,833
China Boqi Environmental Solutions Technology (Holding) Co. Ltd. (d)	1,117	1,208,079
China Medical Technologies, Inc. sponsored ADR (d)	63,800	3,041,346
Ctrip.com International Ltd. sponsored ADR	120,310	5,493,355
Hembly International Holdings Ltd.	5,484,000	2,602,235

	Shares	Value
Kingboard Chemical Holdings Ltd.	808,900	$ 3,340,397
Kingdee International Software Group Co. Ltd.	3,884,232	2,640,149
Lee & Man Paper Manufacturing Ltd.	1,128,000	2,517,131
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	101,800	5,766,970
Perfect World Co. Ltd. sponsored ADR Class B	80,826	1,806,461
Regent Pacific Group Ltd. (a)	25,537,000	2,423,533
SinoCom Software Group Ltd.	18,138,000	3,210,080
Wuxi Pharmatech Cayman, Inc. Sponsored ADR (d)	186,200	4,690,378
Xinao Gas Holdings Ltd.	1,904,000	3,662,736
TOTAL CAYMAN ISLANDS		45,931,683
China - 4.7%
51job, Inc. sponsored ADR (a)	165,800	2,947,924
AMVIG Holdings Ltd.	3,812,000	4,536,786
Anhui Conch Cement Co. Ltd. (H Shares)	204,000	1,090,972
Baidu.com, Inc. sponsored ADR (a)	13,096	3,666,225
BYD Co. Ltd. (H Shares)	453,000	2,498,124
China Coal Energy Co. Ltd. (H Shares)	804,000	1,843,618
China Oilfield Services Ltd. (H Shares)	1,616,000	2,951,201
China Shenhua Energy Co. Ltd. (H Shares)	816,500	4,188,549
Focus Media Holding Ltd. ADR (a)	49,700	2,388,085
Jiangsu Expressway Co. Ltd. (H Shares)	4,840,013	4,475,373
Li Ning Co. Ltd.	1,707,000	4,761,460
Minth Group Ltd.	1,784,000	2,001,937
Royale Furniture Holdings Ltd.	8,165,308	1,476,519
Sina Corp. (a)	73,749	2,927,835
Yantai Changyu Pioneer Wine Co. (B Shares)	571,000	4,048,103
TOTAL CHINA		45,802,711
Hong Kong - 8.8%
Bank of East Asia Ltd.	687,028	3,890,026
BYD Electronic International Co. Ltd.	81,833	108,097
Cafe de Coral Holdings Ltd.	1,308,789	2,641,933
China Insurance International Holdings Co. Ltd. (a)	1,530,000	3,112,017
China Overseas Land & Investment Ltd. warrants 8/27/08 (a)	110,145	33,761
China State Construction International Holdings Ltd.	9,228,688	14,155,283
China Unicom Ltd.	4,906,000	11,632,126
Esprit Holdings Ltd.	487,500	6,302,060
Far East Consortium International Ltd.	7,143,648	3,481,377
Golden Meditech Co. Ltd.	7,376,000	2,989,203
Hang Lung Properties Ltd.	2,165,000	8,426,825
Hong Kong Exchanges & Clearing Ltd.	111,000	2,289,056
IPE Group Ltd.	18,870,000	2,299,021
Li & Fung Ltd.	768,539	2,858,323
PYI Corp. Ltd.	9,494,539	3,202,411
REXCAPITAL Financial Holdings Ltd. (a)	31,061,967	3,983,606
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Sun Hung Kai Properties Ltd.	395,000	$ 7,725,282
Tian An China Investments Co. Ltd.	2,491,800	2,556,528
Tian An China Investments Co. Ltd. warrants 1/2/10 (a)	396,800	45,800
Tingyi (Cayman Island) Holding Corp.	3,522,742	4,942,487
TOTAL HONG KONG		86,675,222
India - 4.6%
Alembic Ltd.	342,050	553,828
Educomp Solutions Ltd.	95,215	8,159,208
Financial Technologi India Ltd.	100,689	5,470,735
Geodesic Information Systems Ltd.	667,958	3,283,673
INFO Edge India Ltd.	115,509	3,097,783
NIIT Ltd.	751,992	2,363,376
Pantaloon Retail India Ltd.	400,119	6,502,869
Reliance Industries Ltd.	48,126	3,037,157
Shopper's Stop Ltd.	125,024	1,304,667
State Bank of India	74,596	4,561,645
State Bank of India rights 4/4/08 (a)	14,919	219,284
Suzlon Energy Ltd.	378,120	2,973,556
United Spirits Ltd.	77,271	3,319,427
TOTAL INDIA		44,847,208
Indonesia - 2.1%
PT Astra International Tbk	2,206,500	6,507,258
PT Bank Niaga Tbk	25,637,000	1,969,941
PT Bumi Resources Tbk	4,656,500	3,225,278
PT Perusahaan Gas Negara Tbk Series B	5,531,848	8,022,369
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (a)	491,500	643,630
TOTAL INDONESIA		20,368,476
Japan - 24.7%
ABC-Mart, Inc.	131,800	3,278,576
Aeon Fantasy Co. Ltd. (d)	113,500	1,937,388
Aeon Mall Co. Ltd. (d)	118,500	3,031,318
ARDEPRO CO., Ltd. (d)	15,624	2,547,919
ARRK Corp. (d)	199,500	671,692
Aruze Corp.	51,200	1,651,613
Asics Corp.	233,000	3,023,982
Avex Group Holdings, Inc.	37,300	410,781
Bridgestone Corp.	164,500	2,786,274
Canon Marketing Japan, Inc.	144,200	2,331,231
Canon, Inc.	107,200	4,563,504
Chofu Seisakusho Co. Ltd.	106,400	1,839,210
Citizen Holdings Co. Ltd.	269,900	2,477,404
Denso Corp.	153,100	5,529,051
Digital Garage, Inc. (a)(d)	4,454	7,707,477
eAccess Ltd. (d)	3,893	2,343,196
Fujitsu Business Systems Ltd.	154,300	1,623,829
Fujitsu Ltd.	932,000	6,047,964
Funai Electric Co. Ltd.	86,200	3,202,201
Furuno Electric Co. Ltd.	210,800	2,577,260

	Shares	Value
H.I.S. Co. Ltd.	213,800	$ 3,747,985
Hamakyorex Co. Ltd.	188,600	3,538,578
Hikari Tsushin, Inc.	98,400	3,720,192
Inpex Holdings, Inc.	503	4,777,862
Internet Initiative Japan, Inc.	1,034	3,763,360
ISE Chemical Corp. (d)	391,000	2,482,131
Kakaku.com, Inc. (d)	900	4,105,145
Kato Works Co. Ltd.	621,000	2,207,637
Kenedix Realty Investment Corp.	398	2,563,999
Konica Minolta Holdings, Inc.	268,500	4,305,394
Kubota Corp.	594,000	4,273,582
Kyoritsu Maintenance Co. Ltd. (d)	137,500	2,592,754
Leopalace21 Corp.	172,500	4,177,443
Marubeni Corp.	759,000	5,196,577
Matsumotokiyoshi Holdings Co. Ltd.	191,500	4,619,557
Misawa Homes Co. Ltd. (a)(d)	243,300	1,553,660
Mitsubishi Electric Corp.	619,000	5,635,211
Mitsui & Co. Ltd.	511,000	10,212,311
Namco Bandai Holdings, Inc.	235,400	3,272,089
NGK Insulators Ltd.	147,000	3,788,019
Nikon Corp.	194,000	5,291,075
Nippon Electric Glass Co. Ltd.	238,000	3,561,159
Nippon Parkerizing Co. Ltd.	197,000	2,964,356
Nippon Seiki Co. Ltd.	162,000	2,673,846
Nitta Corp.	233,800	4,045,820
Nittoku Engineering Co. Ltd.	309,800	2,223,055
ORIX Corp.	22,480	3,816,082
Rakuten, Inc.	4,700	2,011,192
Renown, Inc. (a)(d)	599,700	2,972,274
Round One Corp.	1,763	2,851,839
Sankyo Seiko Co. Ltd.	425,800	1,253,413
SFCG Co. Ltd.	20,530	3,056,427
Shimachu Co. Ltd.	72,900	2,008,812
Stanley Electric Co. Ltd.	137,800	2,779,846
Sumitomo Electric Industries Ltd.	217,700	3,177,564
Sumitomo Mitsui Financial Group, Inc.	1,630	12,846,234
Takasago Thermal Engineering Co. Ltd.	301,000	2,544,898
Take & Give Needs Co. Ltd. (d)	11,579	1,661,766
Tamron Co. Ltd.	115,300	2,244,625
The Sumitomo Warehouse Co. Ltd. (d)	401,000	2,111,916
Tohcello Co. Ltd.	330,000	2,048,340
Torishima Pump Manufacturing Co. Ltd. (d)	560,900	8,434,865
Toyoda Gosei Co. Ltd.	96,700	3,155,732
Toyota Motor Corp.	293,000	15,902,570
Toyota Tsusho Corp.	81,400	1,906,198
Urban Corp.	173,400	1,606,311
Valor Co. Ltd.	185,100	1,819,143
Yahoo! Japan Corp.	2,687	1,031,032
TOTAL JAPAN		242,115,746
Korea (South) - 8.3%
CDNetworks Co. Ltd. (a)	120,643	1,917,301
Cheil Industries, Inc.	59,473	2,350,312
Common Stocks - continued
	Shares	Value
Korea (South) - continued
CJ CheilJedang Corp. (a)	18,044	$ 5,505,822
Doosan Heavy Industries & Construction Co. Ltd.	40,649	3,966,490
Duzon Digital Ware Co. Ltd.	111,625	1,229,962
eSang Networks Co. Ltd.	55,990	1,687,678
Hana Tour Service, Inc.	39,061	2,851,409
Hyundai Engineering & Construction Co. Ltd. (a)	59,003	4,344,660
Hyunjin Materials Co. Ltd.	64,892	1,911,317
Infopia Co. Ltd.	20,408	918,938
Kyeryong Construction Industrial Co. Ltd.	67,780	2,786,315
LG Household & Health Care Ltd.	26,086	4,643,160
Mobilians Co. Ltd.	144,281	839,225
NHN Corp. (a)	46,450	9,842,662
Nice e-Banking Services	41,196	2,693,004
S.M. Entertainment Co. Ltd. (a)	336,955	694,366
Samsung Fire & Marine Insurance Co. Ltd.	28,064	5,575,036
SFA Engineering Corp.	125,300	7,566,984
Shinhan Financial Group Co. Ltd.	84,401	4,567,780
SK Chemicals Co. Ltd.	13,368	684,086
SK Communications Co. Ltd. (a)	82,684	2,181,311
TK Corp.	160,853	3,578,865
TSM Tech Co. Ltd.	90,018	1,111,097
Woongjin Coway Co. Ltd.	108,280	3,613,730
YBM Sisa.com, Inc.	138,305	1,912,253
Yuhan Corp.	13,974	2,805,607
TOTAL KOREA (SOUTH)		81,779,370
Malaysia - 4.7%
Gamuda Bhd	6,421,942	10,122,672
IJM Corp. Bhd	1,169,700	2,711,405
JobStreet Corp. Bhd	5,545,550	2,879,470
KNM Group Bhd	2,198,700	4,824,840
MMC Corp. Bhd	4,331,354	5,461,884
Muhibbah Engineering (M) Bhd	4,668,000	4,761,057
Parkson Holdings Bhd	1,850,513	4,403,941
Public Bank BHD (For. Reg.)	1,197,800	4,220,343
Resorts World Bhd	3,449,700	4,158,192
Scomi Group Bhd	5,130,800	2,045,660
TOTAL MALAYSIA		45,589,464
Papua New Guinea - 1.1%
Lihir Gold Ltd. (a)	1,592,440	5,311,644
Oil Search Ltd.	1,394,295	5,325,829
TOTAL PAPUA NEW GUINEA		10,637,473
Philippines - 1.4%
Alliance Global Group, Inc. (a)	84,773,542	9,022,926
DMCI Holdings, Inc.	24,124,500	4,956,271
TOTAL PHILIPPINES		13,979,197

	Shares	Value
Singapore - 8.4%
Asia Environment Holdings Ltd.	4,980,000	$ 1,686,944
China Petrotech Holdings Ltd. (a)	8,933,000	2,080,374
Cosco Corp. Singapore Ltd.	1,439,000	4,519,090
CSE Global Ltd.	7,209,500	4,782,590
Ezra Holdings Ltd.	2,932,000	4,759,068
Gallant Venture Ltd. (a)	3,052,000	1,766,154
GigaMedia Ltd. (a)	78,700	1,373,315
Goodpack Ltd.	12,414,000	14,192,435
Goodpack Ltd. warrants 7/16/09 (a)	1,143,125	217,815
Hyflux Water Trust	1,516,000	781,002
Indofood Agri Resources Ltd.	986,000	1,509,965
Keppel Corp. Ltd.	1,781,000	14,227,890
KS Energy Services Ltd.	1,016,000	1,455,526
Olam International Ltd.	4,438,000	8,111,800
Parkway Holdings Ltd.	3,582,000	9,024,517
Pertama Holdings Ltd.	10,644,000	3,755,822
Raffles Education Corp. Ltd.	2,016,000	3,343,402
SembCorp Marine Ltd.	1,128,000	2,467,749
Tat Hong Holdings Ltd.	1,257,000	2,448,356
TOTAL SINGAPORE		82,503,814
Taiwan - 4.3%
Advanced Semiconductor Engineering, Inc.	2,925,000	2,492,100
Apex Biotechnology Corp.	440,000	691,409
D-Link Corp.	1,486,160	2,174,488
E-Life Mall Corp. Ltd.	1,598,050	2,818,274
Everlight Electronics Co. Ltd.	575,760	1,667,406
Foxconn Technology Co. Ltd.	518,000	2,970,763
Gemtek Technology Corp.	651,510	986,118
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,697,462	9,111,553
Johnson Health Tech Co. Ltd.	479,600	762,397
MediaTek, Inc.	513,642	5,116,715
Taiwan Fertilizer Co. Ltd.	1,281,000	4,156,160
Tsann Kuen Enterprise Co. Ltd. (a)	2,432,000	3,050,799
Wistron Corp.	2,262,881	3,452,824
Yulon Motor Co. Ltd.	2,238,000	2,551,621
TOTAL TAIWAN		42,002,627
Thailand - 3.4%
Bumrungrad Hospital PCL (For. Reg.)	4,920,300	5,474,448
Central Pattana PCL (For. Reg.)	2,958,071	2,059,813
Italian-Thai Development PCL (a)	9,381,900	2,286,536
Minor International PCL (For. Reg.)	12,251,586	5,675,122
Siam Commercial Bank PCL (For. Reg.)	2,275,952	5,236,826
Thai Stanley Electric PCL	618,166	2,660,151
Thai Stanley Electric PCL unit	37,624	161,750
Ticon Industrial Connection PCL (For. Reg.)	7,222,400	4,154,575
Total Access Communication PCL (a)	2,788,180	3,373,698
Common Stocks - continued
	Shares	Value
Thailand - continued
True Corp. PCL:
(For. Reg.) (a)	16,816,100	$ 2,698,315
(For. Reg.) rights 4/30/08 (a)	206,113	0
TOTAL THAILAND		33,781,234
Vietnam - 0.2%
Luks Group (Vietnam Holdings) Co. Ltd.	2,080,000	2,176,712
TOTAL COMMON STOCKS (Cost $840,768,840)		966,902,643
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 3.79% (b)	10,761,576	10,761,576
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	32,208,933	32,208,933
TOTAL MONEY MARKET FUNDS (Cost $42,970,509)		42,970,509
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $883,739,349)	1,009,873,152
NET OTHER ASSETS - (3.0)%	(29,453,457)
NET ASSETS - 100%	$ 980,419,695
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 115,703
Fidelity Securities Lending Cash Central Fund	217,156
Total	$ 332,859
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $884,638,902. Net unrealized appreciation aggregated $125,234,250, of which $225,700,258 related to appreciated investment securities and $100,466,008 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Southeast Asia Fund

January 31, 2008

1.813038.103

SEA-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 0.4%
WorleyParsons Ltd.	457,344	$ 16,099,642
Bermuda - 0.7%
Noble Group Ltd.	4,200,000	5,187,015
Pacific Basin Shipping Ltd.	8,400,000	11,806,937
Ports Design Ltd.	4,197,000	12,110,690
TOTAL BERMUDA		29,104,642
Cayman Islands - 1.8%
Belle International Holdings Ltd.	25,180,000	29,321,688
China Infrastructure Machinery Holdings Ltd.	15,538,000	22,278,417
Enviro Energy International Holdings Ltd. (a)	19,520,000	1,952,638
Mindray Medical International Ltd. sponsored ADR	270,000	9,207,000
Tianjin Port Development Holdings Ltd.	16,160,000	7,626,698
Wuxi Pharmatech Cayman, Inc. Sponsored ADR (d)	181,451	4,570,751
TOTAL CAYMAN ISLANDS		74,957,192
China - 22.2%
Angang Steel Co. Ltd. (H Shares)	8,479,200	15,050,065
Anhui Conch Cement Co. Ltd. (H Shares)	3,200,000	17,113,287
Anhui Expressway Co. Ltd. (H Shares)	1,480,000	1,267,902
Baidu.com, Inc. sponsored ADR (a)	85,000	23,795,750
BYD Co. Ltd. (H Shares)	4,386,500	24,189,895
China Coal Energy Co. Ltd. (H Shares)	5,160,000	11,832,176
China Communications Construction Co. Ltd. (H Shares)	6,920,000	16,347,190
China Construction Bank Corp. (H Shares)	34,500,000	23,848,181
China Cosco Holdings Co. Ltd. (H Shares)	19,382,500	43,898,319
China Eastern Airlines Corp. Ltd. (a)	2,400,000	1,575,900
China Life Insurance Co. Ltd. (H Shares)	16,402,000	60,960,767
China Mengniu Dairy Co. Ltd.	9,089,000	23,429,313
China Merchants Bank Co. Ltd. (H Shares)	11,136,500	38,704,852
China Merchants Bank Co. Ltd. warrants (UBS Warrant Programme) 3/12/10 (a)	2,128,300	9,636,645
China Molybdenum Co. Ltd. (H Shares)	9,500,000	10,234,115
China Oilfield Services Ltd. (H Shares)	21,280,000	38,862,346
China Petroleum & Chemical Corp. (H Shares)	16,200,000	17,434,440
China Shenhua Energy Co. Ltd. (H Shares)	7,100,000	36,422,164
China Shipping Container Lines Co. Ltd. (H Shares)	35,664,100	13,447,018
China Shipping Development Co. Ltd. (H Shares)	8,040,000	20,436,527
China Vanke Co. Ltd. (B Shares)	375,000	762,268
Citic Securities Co. Ltd. warrants:
(Goldman Sachs International Warrant Program) 9/7/10 (a)	440,000	4,173,206
(UBS Warrant Programme) 9/7/10 (a)	2,838,000	26,917,179

	Shares	Value
Dongfang Electric Corp. Ltd.	2,280,000	$ 13,450,551
Dongfeng Motor Group Co. Ltd. (H Shares)	23,100,000	15,138,411
Focus Media Holding Ltd. ADR (a)(d)	950,000	45,647,500
Guangzhou Shipyard International Co. Ltd. (a)	1,800,000	6,244,349
Harbin Power Equipment Co. Ltd. (H Shares)	13,112,000	29,595,727
Huadian Power International Corp. Ltd. (H shares)	14,082,000	4,713,595
Huaneng Power International, Inc. (H Shares)	20,000,000	16,500,000
Industrial & Commercial Bank of China	63,900,000	37,942,789
Inner Mongolia Baotou Steel Union Co. Ltd. warrants (UBS Warrant Programme) 10/24/08 (a)	2,128,532	12,156,774
Jingwei Textile Machinery Co. Ltd. (H Shares)	7,000,000	2,675,234
Li Ning Co. Ltd.	13,286,000	37,059,616
Nine Dragons Paper (Holdings) Ltd.	11,920,000	19,261,682
PetroChina Co. Ltd. (H Shares)	50,878,000	72,363,779
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	1,720,000	11,955,703
Pingdingshan Tianan Coal Mining Co. Ltd. warrants (UBS Warrant Programme) 3/16/10 (a)	3,309,251	22,273,008
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	10,000,000	16,877,312
Shanghai Electric (Group) Corp. (H Shares)	19,600,000	15,031,581
Tencent Holdings Ltd.	3,660,000	21,615,143
Tsingtao Brewery Co. Ltd. (H Shares)	2,480,000	8,555,618
Weichai Power Co. Ltd. (H Shares)	3,080,000	15,405,036
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	17,169,000	11,009,368
Yantai Changyu Pioneer Wine Co. (B Shares)	2,171,100	15,392,007
Zhejiang Glass Co. Ltd. Class H (a)	3,537,000	2,027,636
TOTAL CHINA		933,231,924
Hong Kong - 17.2%
Asia Financial Holdings Ltd.	5,040,000	2,682,415
ASM Pacific Technology Ltd.	504,400	2,920,655
Bank of East Asia Ltd.	3,660,000	20,723,313
BYD Electronic International Co. Ltd.	7,687,000	10,154,102
Cheung Kong Holdings Ltd.	3,385,000	54,568,417
China Mobile (Hong Kong) Ltd.	15,018,800	227,084,260
China Travel International Investment HK Ltd.	53,000,000	28,207,940
CLP Holdings Ltd.	1,020,500	8,075,057
CNOOC Ltd.	39,840,000	58,058,832
Cosco International Holdings Ltd.	9,100,000	6,990,619
Cosco Pacific Ltd.	7,916,000	15,816,873
Dynasty Fine Wines Group Ltd.	126,000	32,157
Esprit Holdings Ltd.	4,686,700	60,586,392
Hong Kong Aircraft & Engineering Co.	820,000	18,382,420
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hong Kong Electric Holdings Ltd.	360,500	$ 2,055,060
Hong Kong Exchanges & Clearing Ltd.	3,096,000	63,846,103
Hong Kong Land Holdings Ltd.	5,560,000	26,132,000
Li & Fung Ltd.	9,680,000	36,001,513
New World Development Co. Ltd.	1,514,122	4,582,688
Orient Overseas International Ltd.	788,500	4,752,772
PYI Corp. Ltd.	9,514,713	3,209,215
Sinotruk Hong Kong Ltd.	542,000	556,079
Sun Hung Kai Properties Ltd.	1,784,000	34,890,894
Swire Pacific Ltd. (A Shares)	2,644,000	35,943,033
TOTAL HONG KONG		726,252,809
Indonesia - 5.7%
Ciputra Surya Tbk PT (a)	11,333,000	1,018,007
PT Apexindo Pratama Duta Tbk	19,544,500	4,018,887
PT Astra International Tbk	9,300,000	27,426,921
PT Bakrie Sumatera Plantations Tbk	57,000,000	15,576,283
PT Bakrie Sumatera Plantations Tbk warrants 9/10/10 (a)	5,937,500	893,194
PT Bank Mandiri Persero Tbk	20,000,000	7,196,962
PT Bank Rakyat Indonesia Tbk	11,300,000	8,560,598
PT Bumi Resources Tbk	49,400,000	34,216,416
PT Hexindo Adiperkasa Tbk	22,500,000	1,948,050
PT Indo Tambangraya Megah Nbk	2,000,500	6,127,066
PT Indofood Sukses Makmur Tbk	50,500,000	15,439,649
PT International Nickel Indonesia Tbk	25,500,000	21,939,913
PT Jakarta International Hotel & Development Tbk (a)	52,000,000	6,077,916
PT Medco Energi International Tbk	11,600,000	5,084,411
PT Perusahaan Gas Negara Tbk Series B	25,899,500	37,559,843
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (a)	13,270,500	17,378,018
PT Tambang Batubbara Bukit Asam Tbk	19,000,000	23,441,535
PT Tambank Timah	2,000,000	6,233,760
TOTAL INDONESIA		240,137,429
Korea (South) - 25.2%
Amorepacific Corp.	32,000	21,020,282
Cheil Industries, Inc.	99,970	3,950,712
Daelim Industrial Co.	207,500	28,359,899
Dongbu Insurance Co. Ltd.	60,000	2,396,566
Dongbu Securities Co. Ltd.	1,069,210	10,523,873
Dongkuk Steel Mill Co. Ltd.	531,268	21,389,179
Doosan Construction & Engineering Co. Ltd. (a)	410,000	4,952,056
Doosan Heavy Industries & Construction Co. Ltd.	255,864	24,966,961
Eugene Investment & Sec Co. Ltd.	5,917,099	9,466,352
GS Engineering & Construction Corp.	215,000	25,740,310
Hanla Level Co. Ltd.	130,000	1,179,000
Hyundai Department Store Co. Ltd.	362,185	34,535,825
Hyundai Engineering & Construction Co. Ltd. (a)	204,962	15,092,286
Hyundai Heavy Industries Co. Ltd.	163,760	54,132,650

	Shares	Value
Hyundai Industrial Development & Construction Co.	273,000	$ 19,176,663
Hyundai Mipo Dockyard Co. Ltd.	117,000	21,755,038
Hyundai Securities Co. Ltd.	1,144,317	19,458,898
Hyundai Steel Co.	338,000	22,954,698
Kolon Industries, Inc. (a)	131,440	3,021,928
Kookmin Bank	728,500	47,853,985
Korea Exchange Bank	1,260,000	18,222,169
Korea Gas Corp.	155,402	12,677,809
Korea Investment Holdings Co. Ltd.	598,120	31,146,461
Korea Iron & Steel Co. Ltd.	98,937	7,316,629
Kumho Industrial Co. Ltd. rights 2/22/08 (a)	32,495	0
Kyobo Securities Co. Ltd.	630,000	12,081,364
Lotte Shopping Co. Ltd.	6,632	2,315,244
Meritz Fire & Marine Insurance Co. Ltd.	1,219,173	12,103,244
Meritz Securities Co. Ltd.	1,267,726	11,551,030
Mirae Asset Securities Co. Ltd.	159,111	19,723,452
NHN Corp. (a)	228,478	48,414,031
POSCO	206,831	111,539,906
Pulmuone Co. Ltd.	55,431	2,871,828
Samsung Electronics Co. Ltd.	182,335	114,943,355
Samsung Engineering Co. Ltd.	410,000	39,182,059
Samsung Fire & Marine Insurance Co. Ltd.	242,000	48,074,359
Shinhan Financial Group Co. Ltd.	1,235,320	66,855,494
Shinheung Securities Co. Ltd.	370,000	10,074,690
Shinsegae Co. Ltd.	68,332	44,234,610
SK Energy Co. Ltd.	150,270	18,070,285
SK Securities Co. Ltd.	3,500,000	11,662,336
STX Engine Co. Ltd.	396,000	19,152,825
STX Pan Ocean Co. Ltd.	3,650,000	6,285,109
TOTAL KOREA (SOUTH)		1,060,425,450
Malaysia - 4.9%
Bursa Malaysia Bhd	4,050,000	16,272,601
DiGi.com Bhd	5,050,000	37,771,596
DNP Holdings Bhd	3,696,800	2,045,208
IOI Corp. Bhd	3,750,000	8,229,022
Kuala Lumpur Kepong Bhd	4,450,000	24,068,923
Lingkaran Transportation Kota Holdings Bhd	282,100	306,905
MMC Corp. Bhd	5,400,000	6,809,458
Public Bank BHD	2,100,000	7,399,166
Public Bank BHD (For. Reg.)	5,590,625	19,698,076
Sime Darby Bhd (a)	17,453,428	63,653,361
Telekom Malaysia Bhd	6,250,000	21,828,156
TOTAL MALAYSIA		208,082,472
Philippines - 0.2%
Philippine Long Distance Telephone Co.	140,280	10,434,193
Singapore - 8.1%
Banyan Tree Holdings Ltd.	9,500,000	9,520,113
CDL Hospitality Trusts unit	7,000,000	10,324,629
Common Stocks - continued
	Shares	Value
Singapore - continued
Cosco Corp. Singapore Ltd.	30,800,000	$ 96,725,476
DBS Group Holdings Ltd.	1,100,000	13,491,884
Hyflux Water Trust	2,879,000	1,483,183
Keppel Corp. Ltd.	7,220,000	57,678,476
Pan-United Corp. Ltd.	8,888,000	4,265,236
Parkway Holdings Ltd.	8,065,000	20,319,019
Raffles Medical Group Ltd.	5,213,600	4,746,326
Rotary Engineering Ltd.	3,000,000	1,799,577
SIA Engineering Co. Ltd.	453,000	1,144,488
Singapore Exchange Ltd.	9,440,000	63,954,834
Straits Asia Resources Ltd.	8,323,000	19,911,764
Yangzijiang Shipbuilding Holdings Ltd.	40,100,000	35,657,022
TOTAL SINGAPORE		341,022,027
Taiwan - 10.2%
Acer, Inc.	6,600,000	10,352,506
Advanced Semiconductor Engineering, Inc.	8,987,065	7,656,979
Ambassador Hotel	11,555,000	14,315,770
China Steel Corp.	31,100,000	43,989,481
Chong Hong Construction Co. Ltd.	2,930,550	7,227,378
Far East Department Stores Co. Ltd.	13,250,000	18,644,027
Formosa Plastics Corp.	18,400,000	42,182,522
Fuhwa Financial Holding Co. Ltd. (a)	17,896,500	13,711,444
Goldsun Development & Construction Co. Ltd.	9,500,000	4,757,182
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,791,030	41,820,307
Huaku Construction Co. Ltd.	4,250,000	11,064,633
Hung Poo Real Estate Development Co. Ltd.	3,432,750	4,185,322
KEE TAI Properties Co. Ltd.	3,226,450	1,678,920
Kindom Construction Co. Ltd.	6,500,000	2,850,405
Largan Precision Co. Ltd.	1,605,000	14,812,373
Nan Ya Plastics Corp.	13,250,000	26,584,233
Siliconware Precision Industries Co. Ltd.	4,707,151	7,352,133
Synnex Technology International Corp.	2,000,000	4,102,599
Ta Chong Bank (a)	41,800,000	12,579,636
Tainan Spinning Co. Ltd.	12,000,000	5,882,889
Taiwan Fertilizer Co. Ltd.	13,550,000	43,962,505
Taiwan Semiconductor Manufacturing Co. Ltd.	48,153,104	90,217,680
TOTAL TAIWAN		429,930,924

	Shares	Value
Thailand - 0.7%
Banpu PCL unit	800,000	$ 10,463,215
PTT Exploration & Production PCL (For. Reg.)	2,350,000	10,458,674
Siam Commercial Bank PCL (For. Reg.)	3,700,000	8,513,473
True Corp. PCL (For. Reg.) (a)	100	16
TOTAL THAILAND		29,435,378
TOTAL COMMON STOCKS (Cost $3,418,514,097)		4,099,114,082
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 3.79% (b)	103,813,260	103,813,260
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	42,442,150	42,442,150
TOTAL MONEY MARKET FUNDS (Cost $146,255,410)		146,255,410
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $3,564,769,507)	4,245,369,492
NET OTHER ASSETS - (0.8)%	(35,505,706)
NET ASSETS - 100%	$ 4,209,863,786
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 643,614
Fidelity Securities Lending Cash Central Fund	51,483
Total	$ 695,097
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,569,607,332. Net unrealized appreciation aggregated $675,762,160, of which $1,069,134,719 related to appreciated investment securities and $393,372,559 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total International
Equity Fund

January 31, 2008

1.863104.100

TIE-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR	1,300	$ 30,823
Inversiones y Representaciones SA sponsored GDR (a)	1,000	12,890
TOTAL ARGENTINA		43,713
Australia - 3.9%
AMP Ltd.	32,085	241,660
ASX Ltd.	2,257	95,723
Babcock & Brown Ltd.	6,257	100,706
Bradken Ltd.	16,409	93,428
Cochlear Ltd.	4,918	307,578
CSL Ltd.	15,106	462,690
Downer EDI Ltd.	13,634	65,403
Leighton Holdings Ltd.	2,311	102,572
Macquarie Airports unit	31,867	110,580
Macquarie Group Ltd.	2,220	129,387
Macquarie Infrastructure Group unit	52,864	144,098
QBE Insurance Group Ltd.	4,674	116,508
Silex Systems Ltd. (a)	10,000	36,852
Woolworths Ltd.	9,681	249,998
WorleyParsons Ltd.	4,148	146,020
TOTAL AUSTRALIA		2,403,203
Austria - 0.0%
Raiffeisen International Bank Holding AG	200	25,549
Belgium - 0.8%
Hansen Transmission International NV	13,400	63,953
InBev SA	5,000	412,704
TOTAL BELGIUM		476,657
Bermuda - 0.4%
Aquarius Platinum Ltd. (Australia)	6,107	70,474
China LotSynergy Holdings Ltd. (a)	536,000	32,652
China Solar Energy Holding Ltd. (a)	110,000	5,643
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	4,800	16,992
Global Digital Creations Holdings Ltd. (a)	52,000	8,469
Pacific Basin Shipping Ltd.	6,000	8,434
Ports Design Ltd.	24,500	70,696
Samling Global Ltd.	34,000	4,971
TOTAL BERMUDA		218,331
Brazil - 3.3%
B2W Companhia Global Do Varejo	1,900	68,482
Common Stocks - continued
	Shares	Value
Brazil - continued
Banco Bradesco SA:
rights 3/17/08 (a)	30	$ 72
(PN)	2,900	76,514
Bolsa de Mercadorias & Futuros - BM&F SA	8,800	79,295
Bovespa Holding SA	5,000	73,422
Companhia Vale do Rio Doce sponsored ADR	7,900	236,842
Medial Saude SA (a)	700	8,039
MRV Engenharia e Participacoes SA	6,000	112,223
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,500	139,965
sponsored ADR	7,400	822,436
TAM SA (PN) sponsored ADR (ltd. vtg.)	4,100	88,560
TIM Participacoes SA sponsored ADR (non-vtg.)	2,600	99,294
Totvs SA	4,000	108,698
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,000	130,800
TOTAL BRAZIL		2,044,642
Canada - 2.1%
Addax Petroleum, Inc.	400	16,115
Aurelian Resources, Inc. (a)	1,000	7,972
BCE, Inc.	3,200	111,317
Eastern Platinum Ltd. (a)	4,300	13,411
EnCana Corp.	3,800	250,632
First Quantum Minerals Ltd.	1,800	134,863
Goldcorp, Inc.	2,700	100,461
Harry Winston Diamond Corp.	3,600	88,785
Potash Corp. of Saskatchewan, Inc.	1,400	197,232
Research In Motion Ltd. (a)	3,400	319,192
RONA, Inc. (a)	3,700	59,470
Sino-Forest Corp. (a)	500	9,187
SouthGobi Energy Resources Ltd. (a)	800	7,525
TOTAL CANADA		1,316,162
Cayman Islands - 1.7%
AAC Acoustic Technology Holdings, Inc. (a)	10,000	9,349
AirMedia Group, Inc. ADR	100	2,289
Chaoda Modern Agriculture (Holdings) Ltd.	202,575	205,239
CNinsure, Inc. ADR	9,300	99,882
Foxconn International Holdings Ltd. (a)	18,000	29,687
Hidili Industry International Development Ltd.	9,000	12,396
Himax Technologies, Inc. sponsored ADR	79,300	390,949
LDK Solar Co. Ltd. Sponsored ADR	2,300	81,075
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Lee & Man Paper Manufacturing Ltd.	2,000	$ 4,463
SinoCom Software Group Ltd.	120,000	21,238
Subsea 7, Inc. (a)	9,000	171,389
TOTAL CAYMAN ISLANDS		1,027,956
China - 1.2%
Anhui Conch Cement Co. Ltd. (H Shares)	4,000	21,392
China Coal Energy Co. Ltd. (H Shares)	11,000	25,224
China Communications Construction Co. Ltd. (H Shares)	22,000	51,971
China Construction Bank Corp. (H Shares)	96,000	66,360
China Nepstar Chain Drugstore Ltd. ADR	100	1,211
China Oilfield Services Ltd. (H Shares)	10,000	18,262
China Petroleum & Chemical Corp. sponsored ADR (H Shares)	110	11,838
China Shenhua Energy Co. Ltd. (H Shares)	2,500	12,825
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	4,000	16,440
First Tractor Co. Ltd. (H Shares) (a)	134,000	65,647
Global Bio-Chem Technology Group Co. Ltd.	450,000	144,278
Golden Eagle Retail Group Ltd. (H Shares) (a)	34,000	35,101
Guangzhou R&F Properties Co. Ltd. (H Shares)	2,800	7,290
Industrial & Commercial Bank of China	109,000	64,722
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	6,300	173,187
TOTAL CHINA		715,748
Cyprus - 0.1%
Mirland Development Corp. PLC	4,000	39,650
XXI Century Investments Public Ltd. (a)	1,500	35,158
TOTAL CYPRUS		74,808
Czech Republic - 0.0%
Ceske Energeticke Zavody AS	200	13,493
Denmark - 0.4%
Novo Nordisk AS Series B sponsored ADR	1,100	69,025
Vestas Wind Systems AS (a)	1,560	151,542
TOTAL DENMARK		220,567
Egypt - 0.1%
Eastern Tobacco Co.	400	32,388
Orascom Hotels & Development (OHD) (a)	3,078	42,646
TOTAL EGYPT		75,034
Finland - 1.7%
Metso Corp.	4,300	202,322
Common Stocks - continued
	Shares	Value
Finland - continued
Nokia Corp. sponsored ADR	17,700	$ 654,015
Wartsila Corp. (B Shares)	2,700	173,703
TOTAL FINLAND		1,030,040
France - 7.0%
Accor SA	1,600	122,741
Alcatel-Lucent SA	12,200	77,226
Alstom SA	1,294	261,351
AXA SA sponsored ADR	17,100	586,872
BNP Paribas SA	2,400	238,106
Compagnie de St. Gobain	1,000	78,266
Compagnie Generale de Geophysique SA (a)	491	114,875
Delachaux SA	1,100	84,521
Gaz de France	2,900	157,279
Groupe Danone	3,236	262,925
L'Oreal SA	918	112,455
Laurent-Perrier Group	600	95,469
Meetic (a)	2,258	72,929
Remy Cointreau SA	2,029	122,394
Renault SA	700	79,909
SeLoger.com	1,018	51,809
Societe Generale Series A	2,400	301,521
Suez SA (France)	5,866	354,893
Total SA:
Series B	2,900	211,062
sponsored ADR	4,800	349,344
Unibail-Rodamco	1,100	261,074
Vallourec SA	400	80,410
Veolia Environnement sponsored ADR	2,000	165,380
Vinci SA	1,164	79,592
TOTAL FRANCE		4,322,403
Georgia - 0.1%
Bank of Georgia unit (a)	1,300	35,750
Germany - 8.9%
Allianz AG sponsored ADR	34,600	617,264
Bayer AG	4,700	385,400
Continental AG	1,200	124,618
DaimlerChrysler AG	7,900	618,017
Deutsche Boerse AG	1,700	297,511
E.ON AG	6,500	1,208,409
GEA Group AG (a)	2,600	80,356
Common Stocks - continued
	Shares	Value
Germany - continued
GFK AG	2,800	$ 102,694
Lanxess AG	4,300	149,705
Linde AG	1,100	143,557
MTU Aero Engines Holding AG	2,200	117,951
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	2,700	485,176
RWE AG	3,600	441,996
SGL Carbon AG (a)	1,000	50,670
Siemens AG sponsored ADR	4,800	623,040
TOTAL GERMANY		5,446,364
Greece - 0.1%
Alpha Bank AE	2,700	89,489
Hong Kong - 1.5%
BYD Electronic International Co. Ltd.	50,000	66,047
China Mobile (Hong Kong) Ltd.	6,000	90,720
China Mobile (Hong Kong) Ltd. sponsored ADR	900	68,040
CNOOC Ltd. sponsored ADR	460	67,036
CNPC (Hong Kong) Ltd.	30,000	14,005
Hong Kong Exchanges & Clearing Ltd.	7,500	154,666
REXCAPITAL Financial Holdings Ltd. (a)	275,000	35,268
Shanghai Industrial Holdings Ltd. (H Shares)	5,000	18,564
Sinotrans Shipping Ltd.	17,000	10,291
Swire Pacific Ltd. (A Shares)	31,000	421,420
TOTAL HONG KONG		946,057
India - 2.0%
Axis Bank Ltd. GDR (Reg. S)	2,700	77,490
Bank of India	3,500	31,440
Bharat Heavy Electricals Ltd.	149	7,815
Bharti Airtel Ltd. (a)	12,122	265,045
Cairn India Ltd.	1,986	9,836
Cambridge Solutions Ltd. (a)	6,751	10,269
Edelweiss Capital Ltd.	1,300	34,803
GAIL India Ltd.	894	9,271
Housing Development Finance Corp. Ltd.	948	68,520
Indian Overseas Bank	10,949	46,262
Infosys Technologies Ltd.	1,579	60,260
Kalpataru Power Transmission Ltd.	397	13,691
Pantaloon Retail India Ltd.	2,632	42,776
Reliance Industries Ltd.	2,670	168,500
Reliance Industries Ltd. GDR (b)	260	31,980
Satyam Computer Services Ltd.	7,311	73,091
Common Stocks - continued
	Shares	Value
India - continued
Satyam Computer Services Ltd. sponsored ADR	1,600	$ 38,960
Sintex Industries Ltd.	3,895	47,983
Steel Authority of India Ltd.	3,345	18,292
Subex Ltd.	952	7,608
Suzlon Energy Ltd.	14,199	111,662
Union Bank of India	8,423	43,173
TOTAL INDIA		1,218,727
Indonesia - 0.3%
PT Astra Agro Lestari Tbk	9,500	31,050
PT Astra International Tbk	15,500	45,712
PT Bumi Resources Tbk	75,000	51,948
PT International Nickel Indonesia Tbk	15,000	12,906
PT Perusahaan Gas Negara Tbk Series B	26,500	38,431
TOTAL INDONESIA		180,047
Ireland - 0.7%
Bank of Ireland	10,000	146,750
C&C Group PLC	8,200	55,018
CRH PLC sponsored ADR	4,400	170,192
Dragon Oil plc (a)	3,500	27,025
TOTAL IRELAND		398,985
Israel - 0.7%
Cellcom Israel Ltd.	500	15,415
ECtel Ltd. (a)	7,200	20,016
Israel Chemicals Ltd.	3,500	44,704
Leadcom Integrated Solutions	15,800	14,984
Makhteshim-Agan Industries (a)	1,400	10,943
Orckit Communications Ltd. (a)	4,400	33,000
Ormat Industries Ltd.	1,400	18,518
Partner Communications Co. Ltd. ADR	9,100	188,825
RADWARE Ltd. (a)	3,900	54,561
Retalix Ltd. (a)	1,500	23,595
TOTAL ISRAEL		424,561
Italy - 1.8%
Fiat SpA	15,400	360,391
Finmeccanica SpA	5,400	161,430
Impregilo SpA (a)	10,600	57,770
Unicredit SpA	69,500	513,281
TOTAL ITALY		1,092,872
Common Stocks - continued
	Shares	Value
Japan - 14.0%
Aeon Co. Ltd.	17,300	$ 209,396
Canon, Inc.	6,100	259,677
Canon, Inc. sponsored ADR	5,200	221,364
Denso Corp.	5,500	198,627
East Japan Railway Co.	29	239,735
Elpida Memory, Inc. (a)	2,200	78,002
Ibiden Co. Ltd.	1,600	100,818
Ichiyoshi Securities Co. Ltd.	7,600	73,405
Japan Steel Works Ltd.	11,000	160,660
Japan Tobacco, Inc.	80	419,825
JGC Corp.	6,000	99,708
JSR Corp.	3,600	83,796
Konica Minolta Holdings, Inc.	12,500	200,437
Kubota Corp.	26,000	187,059
Leopalace21 Corp.	4,500	108,977
Misawa Homes Co. Ltd. (a)	9,300	59,388
Mitsubishi Estate Co. Ltd.	15,000	397,818
Mitsui & Co. Ltd.	33,000	659,503
Mitsui Fudosan Co. Ltd.	1,000	22,853
Nintendo Co. Ltd.	1,200	592,800
ORIX Corp.	2,820	478,708
Osaka Gas Co. Ltd.	112,000	428,703
Rakuten, Inc.	169	72,317
SBI E*TRADE Securities Co. Ltd.	78	62,206
SBI Holdings, Inc.	265	61,185
Shin-Etsu Chemical Co. Ltd.	1,000	52,572
Shiseido Co. Ltd.	5,000	115,150
Sojitz Corp.	18,300	62,474
Sony Financial Holdings, Inc.	25	95,693
Sparx Group Co. Ltd.	130	47,682
Sugi Pharmacy Co. Ltd.	1,000	27,085
Sumco Techxiv Corp.	2,100	51,745
Sumitomo Metal Industries Ltd.	24,000	113,082
Sumitomo Mitsui Financial Group, Inc.	19	149,741
Sumitomo Realty & Development Co. Ltd.	3,000	73,780
Sumitomo Trust & Banking Co. Ltd.	17,000	107,759
Takeda Pharmaceutical Co. Ltd.	7,800	473,150
Tokai Carbon Co. Ltd.	5,000	39,123
Tokuyama Corp.	21,000	149,901
Tokyo Tatemono Co. Ltd.	7,000	58,920
Torishima Pump Manufacturing Co. Ltd.	16,000	240,609
Toshiba Machine Co. Ltd.	9,000	66,359
Common Stocks - continued
	Shares	Value
Japan - continued
Toyota Motor Corp.	13,700	$ 743,568
Toyota Motor Corp. sponsored ADR	1,300	141,115
USS Co. Ltd.	1,170	68,222
Xebio Co. Ltd.	6,300	143,088
Yamada Denki Co. Ltd.	910	97,051
TOTAL JAPAN		8,594,836
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan unit	11,000	184,250
Korea (South) - 1.6%
Celrun Co. Ltd. (a)	1,520	7,730
Core Logic, Inc.	983	9,103
Daegu Bank Co. Ltd.	1,870	27,143
Daelim Industrial Co.	130	17,768
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	220	6,853
Doosan Co. Ltd. (a)	80	10,934
GS Engineering & Construction Corp.	140	16,761
GS Holdings Corp.	270	11,442
Hanjin Heavy Industries & Consolidated Co. Ltd. (a)	193	8,445
Hynix Semiconductor, Inc. (a)	860	23,690
Hyundai Heavy Industries Co. Ltd.	69	22,809
Hyundai Steel Co.	270	18,337
Hyunjin Materials Co. Ltd.	248	7,305
Jinsung T.E.C. Co. Ltd.	1,024	9,168
Kookmin Bank sponsored ADR	900	59,850
KT&G Corp.	410	35,186
Kyeryong Construction Industrial Co. Ltd.	440	18,088
LG Chemical Ltd.	130	10,716
LG Electronics, Inc.	90	8,582
NHN Corp. (a)	1,087	230,333
POSCO sponsored ADR	700	94,892
Pusan Bank	2,300	31,191
Samsung Electronics Co. Ltd.	310	195,423
Samsung Electronics Co. Ltd. GDR	277	87,255
SK Energy Co. Ltd.	200	24,050
TK Corp.	447	9,945
TOTAL KOREA (SOUTH)		1,002,999
Luxembourg - 0.6%
ArcelorMittal SA (NY Reg.) Class A	5,300	351,867
Evraz Group SA GDR	300	21,810
TOTAL LUXEMBOURG		373,677
Common Stocks - continued
	Shares	Value
Malaysia - 0.2%
Bandar Raya Developments BHD	59,000	$ 45,588
Gamuda Bhd	36,500	57,534
Public Bank BHD	11,400	40,167
TOTAL MALAYSIA		143,289
Mauritius - 0.1%
Golden Agri-Resources Ltd.	26,000	35,046
Mexico - 1.1%
America Movil SAB de CV Series L sponsored ADR	10,900	653,019
Industrias Penoles SA de CV	700	16,161
Megacable Holdings SAB de CV unit	2,200	6,400
TOTAL MEXICO		675,580
Netherlands - 1.6%
Advanced Metallurgical Group NV	1,000	55,980
AmRest Holdings NV (a)	1,900	94,151
ASML Holding NV (NY Shares) (a)	6,500	172,835
Gemalto NV (a)	4,900	131,007
Heineken NV (Bearer)	1,100	61,160
ING Groep NV sponsored ADR	8,900	289,873
Koninklijke Wessanen NV	4,800	71,362
Unilever NV (NY Shares)	2,300	74,796
TOTAL NETHERLANDS		951,164
Norway - 2.4%
Aker Kvaerner ASA	6,900	129,881
DnB Nor ASA	10,000	130,731
Fred Olsen Energy ASA	4,000	199,173
Lighthouse Caledonia ASA	629	483
Marine Harvest ASA (a)	74,000	39,860
Orkla ASA (A Shares)	23,400	309,853
Petroleum Geo-Services ASA	16,000	343,840
Pronova BioPharma ASA	39,400	142,762
Renewable Energy Corp. AS (a)	1,400	36,600
StatoilHydro ASA sponsored ADR	5,500	144,485
TOTAL NORWAY		1,477,668
Papua New Guinea - 0.1%
Lihir Gold Ltd. (a)	10,662	35,564
Philippines - 0.4%
Alliance Global Group, Inc. (a)	249,000	26,502
Jollibee Food Corp.	63,000	76,411
Common Stocks - continued
	Shares	Value
Philippines - continued
Megaworld Corp.	442,000	$ 30,087
Philippine Long Distance Telephone Co. sponsored ADR	1,600	120,400
TOTAL PHILIPPINES		253,400
Russia - 1.6%
JSC MMC 'Norilsk Nickel' sponsored ADR	260	63,440
Lukoil Oil Co. sponsored ADR	900	62,685
Mechel Steel Group OAO sponsored ADR	300	27,936
Mobile TeleSystems OJSC sponsored ADR	400	33,268
OAO Gazprom sponsored ADR	11,180	545,584
OAO Raspadskaya (a)	3,800	24,130
OAO TatNeft unit	200	20,000
OAO TMK unit	300	10,800
OJSC Rosneft unit	1,900	13,471
Sberbank (Savings Bank of the Russian Federation) GDR	190	88,240
Uralkali JSC (a)	3,300	22,770
Vimpel Communications sponsored ADR	1,400	48,216
TOTAL RUSSIA		960,540
Singapore - 0.7%
DBS Group Holdings Ltd.	15,000	183,980
Ezra Holdings Ltd.	7,000	11,362
Keppel Corp. Ltd.	2,000	15,977
Singapore Exchange Ltd.	27,000	182,922
Straits Asia Resources Ltd.	14,000	33,493
TOTAL SINGAPORE		427,734
South Africa - 2.4%
African Bank Investments Ltd.	8,200	30,905
African Rainbow Minerals Ltd.	11,663	237,228
Anglo Platinum Ltd.	394	57,181
Bidvest Group Ltd.	1,300	18,035
Discovery Holdings Ltd.	700	2,250
FirstRand Ltd.	19,400	44,051
Impala Platinum Holdings Ltd.	10,600	402,864
JSE Ltd.	4,710	43,942
Lewis Group Ltd.	5,800	32,205
MTN Group Ltd.	23,403	373,543
Murray & Roberts Holdings Ltd.	7,269	84,363
Nedbank Group Ltd.	2,100	31,185
Common Stocks - continued
	Shares	Value
South Africa - continued
Raubex Group Ltd.	12,681	$ 65,169
Truworths International Ltd.	6,900	24,488
TOTAL SOUTH AFRICA		1,447,409
Spain - 3.1%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	13,100	275,886
Banco Santander SA	26,200	463,547
Banco Santander SA sponsored ADR	7,500	131,325
Gestevision Telecinco SA	6,700	144,604
Grifols SA	3,747	91,558
Inditex SA	2,600	130,641
Telefonica SA sponsored ADR	7,900	693,620
TOTAL SPAIN		1,931,181
Sweden - 1.4%
Atlas Copco AB (A Shares)	4,600	64,860
H&M Hennes & Mauritz AB (B Shares)	2,700	146,367
Svenska Cellulosa AB (SCA) (B Shares)	16,400	263,583
Swedish Match Co.	6,200	136,939
Telefonaktiebolaget LM Ericsson (B Shares)	105,000	238,560
TOTAL SWEDEN		850,309
Switzerland - 7.7%
ABB Ltd. sponsored ADR	23,700	592,500
Compagnie Financiere Richemont unit	2,453	140,312
Credit Suisse Group sponsored ADR	4,800	272,496
EFG International	2,290	68,564
Nestle SA (Reg.)	2,355	1,059,279
Roche Holding AG (participation certificate)	8,624	1,577,498
SGS Societe Generale de Surveillance Holding SA (Reg.)	62	80,859
Sonova Holding AG	1,050	93,856
Swiss Life Holding	696	169,010
Swiss Reinsurance Co. (Reg.)	1,856	139,438
The Swatch Group AG:
(Bearer)	326	88,008
(Reg.)	213	11,171
UBS AG (NY Shares)	4,200	173,418
Zurich Financial Services AG (Reg.)	791	226,467
TOTAL SWITZERLAND		4,692,876
Taiwan - 0.9%
AU Optronics Corp. sponsored ADR	1,800	29,862
China Steel Corp.	32,000	45,262
Common Stocks - continued
	Shares	Value
Taiwan - continued
Chipbond Technology Corp.	7,000	$ 5,864
Everlight Electronics Co. Ltd.	8,000	23,168
Formosa Plastics Corp.	8,000	18,340
HannStar Display Corp. (a)	200,000	75,130
High Tech Computer Corp.	1,000	18,852
Hon Hai Precision Industry Co. Ltd. (Foxconn)	25,000	134,194
Innolux Display Corp.	16,000	34,343
MediaTek, Inc.	2,000	19,923
Novatek Microelectronics Corp.	28,000	97,183
Powerchip Semiconductor Corp.	41,000	16,949
Siliconware Precision Industries Co. Ltd.	30,000	46,857
Taiwan Cement Corp.	7,000	9,097
TOTAL TAIWAN		575,024
Thailand - 0.1%
PTT Public Co. Ltd. (For. Reg.)	3,900	38,492
Siam Commercial Bank PCL (For. Reg.)	16,000	36,815
TOTAL THAILAND		75,307
Turkey - 0.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	8,100	80,181
Asya Katilim Bankasi AS (a)	16,100	134,642
Enka Insaat ve Sanayi AS	1,100	15,488
Tupras-Turkiye Petrol Rafinerileri AS	1,000	25,174
Turkiye Garanti Bankasi AS	20,200	127,559
TOTAL TURKEY		383,044
United Arab Emirates - 0.0%
DP World Ltd.	6,947	6,739
United Kingdom - 15.0%
3i Group plc	10,900	204,156
Aegis Group PLC	78,100	175,308
Anglo American PLC:
ADR	7,300	201,991
(United Kingdom)	2,700	149,195
Autonomy Corp. PLC (a)	6,000	109,657
BAE Systems PLC	55,900	520,760
Barclays PLC	47,700	449,930
BG Group PLC	8,500	185,810
BHP Billiton PLC	5,000	151,202
BHP Billiton PLC ADR	7,800	491,400
BP PLC	15,200	161,500
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British American Tobacco PLC	3,100	$ 109,523
British American Tobacco PLC sponsored ADR	2,400	168,720
Datacash Group PLC	28,600	174,897
Expro International Group PLC	3,100	57,492
HBOS plc	21,300	296,803
HSBC Holdings PLC (United Kingdom) (Reg.)	5,763	86,652
Imperial Energy PLC (a)	400	11,605
Informa PLC	17,800	139,094
International Power PLC	23,300	186,027
Land Securities Group PLC	5,000	159,432
Man Group plc	23,975	263,973
Max Petroleum PLC (a)	76,100	84,673
Meggitt PLC	8,200	46,917
Misys PLC	22,900	79,895
National Grid PLC	34,100	527,137
Prudential PLC	12,600	161,532
Reckitt Benckiser Group PLC	5,000	261,907
Renovo Group PLC (a)	53,700	144,516
Rio Tinto PLC sponsored ADR	1,390	565,661
Rolls-Royce Group PLC	37,100	350,285
Royal Bank of Scotland Group PLC	59,400	457,956
Royal Dutch Shell PLC Class A sponsored ADR	9,000	642,690
Serco Group PLC	24,200	202,653
Sibir Energy PLC	1,400	14,114
Tesco PLC	68,200	570,136
Vedanta Resources PLC	300	10,893
Vodafone Group PLC sponsored ADR	9,700	337,560
Xstrata PLC	3,100	238,685
Yell Group PLC	9,000	60,022
TOTAL UNITED KINGDOM		9,212,359
United States of America - 3.0%
Allergan, Inc.	1,200	80,628
Berkshire Hathaway, Inc. Class B (a)	20	91,000
Cypress Semiconductor Corp. (a)	11,000	233,750
EnergySolutions, Inc.	2,100	47,250
FMC Technologies, Inc. (a)	2,400	115,584
Freeport-McMoRan Copper & Gold, Inc. Class B	200	17,806
Gilead Sciences, Inc. (a)	3,000	137,070
Juniper Networks, Inc. (a)	6,500	176,475
Merck & Co., Inc.	3,300	152,724
Pricesmart, Inc.	1,500	42,690
Common Stocks - continued
	Shares	Value
United States of America - continued
Transocean, Inc. (a)	3,920	$ 480,592
Valero Energy Corp.	2,500	147,975
Varian Semiconductor Equipment Associates, Inc. (a)	2,200	70,862
VMware, Inc. Class A	1,000	56,650
TOTAL UNITED STATES OF AMERICA		1,851,056
Vietnam - 0.0%
Luks Group (Vietnam Holdings) Co. Ltd.	26,000	27,209
TOTAL COMMON STOCKS (Cost $65,968,843)		60,009,418
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
ProSiebenSat.1 Media AG (Cost $151,021)	6,400	128,793
Cash Equivalents - 2.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.7058% and 1.7063%, dated 1/31/08 due 2/1/08:
(Collateralized by U.S. Treasury Obligations) #	$ 265,013	265,000
(Collateralized by U.S. Treasury Obligations) #	1,461,069	1,461,000
TOTAL CASH EQUIVALENTS (Cost $1,726,000)		1,726,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $67,845,864)		61,864,211
NET OTHER ASSETS - (0.8)%		(505,976)
NET ASSETS - 100%		$ 61,358,235
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,980 or 0.1% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$265,000 due 2/01/08 at 1.7058%
Banc of America Securities LLC	$ 11,424
Barclays Capital, Inc.	146,779
Goldman, Sachs & Co.	33,208
ING Financial Markets LLC	40,381
Lehman Brothers, Inc.	33,208
$ 265,000
$1,461,000 due 2/01/08 at 1.7063%
Banc of America Securities LLC	$ 62,984
Barclays Capital, Inc.	809,223
Goldman, Sachs & Co.	183,082
ING Financial Markets LLC	222,629
Lehman Brothers, Inc.	183,082
$ 1,461,000
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $68,030,096. Net unrealized depreciation aggregated $6,165,885, of which $1,018,938 related to appreciated investment securities and $7,184,823 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
Total International Equity Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.863098.100

ATIE-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR	1,300	$ 30,823
Inversiones y Representaciones SA sponsored GDR (a)	1,000	12,890
TOTAL ARGENTINA		43,713
Australia - 3.9%
AMP Ltd.	32,085	241,660
ASX Ltd.	2,257	95,723
Babcock & Brown Ltd.	6,257	100,706
Bradken Ltd.	16,409	93,428
Cochlear Ltd.	4,918	307,578
CSL Ltd.	15,106	462,690
Downer EDI Ltd.	13,634	65,403
Leighton Holdings Ltd.	2,311	102,572
Macquarie Airports unit	31,867	110,580
Macquarie Group Ltd.	2,220	129,387
Macquarie Infrastructure Group unit	52,864	144,098
QBE Insurance Group Ltd.	4,674	116,508
Silex Systems Ltd. (a)	10,000	36,852
Woolworths Ltd.	9,681	249,998
WorleyParsons Ltd.	4,148	146,020
TOTAL AUSTRALIA		2,403,203
Austria - 0.0%
Raiffeisen International Bank Holding AG	200	25,549
Belgium - 0.8%
Hansen Transmission International NV	13,400	63,953
InBev SA	5,000	412,704
TOTAL BELGIUM		476,657
Bermuda - 0.4%
Aquarius Platinum Ltd. (Australia)	6,107	70,474
China LotSynergy Holdings Ltd. (a)	536,000	32,652
China Solar Energy Holding Ltd. (a)	110,000	5,643
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	4,800	16,992
Global Digital Creations Holdings Ltd. (a)	52,000	8,469
Pacific Basin Shipping Ltd.	6,000	8,434
Ports Design Ltd.	24,500	70,696
Samling Global Ltd.	34,000	4,971
TOTAL BERMUDA		218,331
Brazil - 3.3%
B2W Companhia Global Do Varejo	1,900	68,482
Common Stocks - continued
	Shares	Value
Brazil - continued
Banco Bradesco SA:
rights 3/17/08 (a)	30	$ 72
(PN)	2,900	76,514
Bolsa de Mercadorias & Futuros - BM&F SA	8,800	79,295
Bovespa Holding SA	5,000	73,422
Companhia Vale do Rio Doce sponsored ADR	7,900	236,842
Medial Saude SA (a)	700	8,039
MRV Engenharia e Participacoes SA	6,000	112,223
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,500	139,965
sponsored ADR	7,400	822,436
TAM SA (PN) sponsored ADR (ltd. vtg.)	4,100	88,560
TIM Participacoes SA sponsored ADR (non-vtg.)	2,600	99,294
Totvs SA	4,000	108,698
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,000	130,800
TOTAL BRAZIL		2,044,642
Canada - 2.1%
Addax Petroleum, Inc.	400	16,115
Aurelian Resources, Inc. (a)	1,000	7,972
BCE, Inc.	3,200	111,317
Eastern Platinum Ltd. (a)	4,300	13,411
EnCana Corp.	3,800	250,632
First Quantum Minerals Ltd.	1,800	134,863
Goldcorp, Inc.	2,700	100,461
Harry Winston Diamond Corp.	3,600	88,785
Potash Corp. of Saskatchewan, Inc.	1,400	197,232
Research In Motion Ltd. (a)	3,400	319,192
RONA, Inc. (a)	3,700	59,470
Sino-Forest Corp. (a)	500	9,187
SouthGobi Energy Resources Ltd. (a)	800	7,525
TOTAL CANADA		1,316,162
Cayman Islands - 1.7%
AAC Acoustic Technology Holdings, Inc. (a)	10,000	9,349
AirMedia Group, Inc. ADR	100	2,289
Chaoda Modern Agriculture (Holdings) Ltd.	202,575	205,239
CNinsure, Inc. ADR	9,300	99,882
Foxconn International Holdings Ltd. (a)	18,000	29,687
Hidili Industry International Development Ltd.	9,000	12,396
Himax Technologies, Inc. sponsored ADR	79,300	390,949
LDK Solar Co. Ltd. Sponsored ADR	2,300	81,075
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Lee & Man Paper Manufacturing Ltd.	2,000	$ 4,463
SinoCom Software Group Ltd.	120,000	21,238
Subsea 7, Inc. (a)	9,000	171,389
TOTAL CAYMAN ISLANDS		1,027,956
China - 1.2%
Anhui Conch Cement Co. Ltd. (H Shares)	4,000	21,392
China Coal Energy Co. Ltd. (H Shares)	11,000	25,224
China Communications Construction Co. Ltd. (H Shares)	22,000	51,971
China Construction Bank Corp. (H Shares)	96,000	66,360
China Nepstar Chain Drugstore Ltd. ADR	100	1,211
China Oilfield Services Ltd. (H Shares)	10,000	18,262
China Petroleum & Chemical Corp. sponsored ADR (H Shares)	110	11,838
China Shenhua Energy Co. Ltd. (H Shares)	2,500	12,825
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)	4,000	16,440
First Tractor Co. Ltd. (H Shares) (a)	134,000	65,647
Global Bio-Chem Technology Group Co. Ltd.	450,000	144,278
Golden Eagle Retail Group Ltd. (H Shares) (a)	34,000	35,101
Guangzhou R&F Properties Co. Ltd. (H Shares)	2,800	7,290
Industrial & Commercial Bank of China	109,000	64,722
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	6,300	173,187
TOTAL CHINA		715,748
Cyprus - 0.1%
Mirland Development Corp. PLC	4,000	39,650
XXI Century Investments Public Ltd. (a)	1,500	35,158
TOTAL CYPRUS		74,808
Czech Republic - 0.0%
Ceske Energeticke Zavody AS	200	13,493
Denmark - 0.4%
Novo Nordisk AS Series B sponsored ADR	1,100	69,025
Vestas Wind Systems AS (a)	1,560	151,542
TOTAL DENMARK		220,567
Egypt - 0.1%
Eastern Tobacco Co.	400	32,388
Orascom Hotels & Development (OHD) (a)	3,078	42,646
TOTAL EGYPT		75,034
Finland - 1.7%
Metso Corp.	4,300	202,322
Common Stocks - continued
	Shares	Value
Finland - continued
Nokia Corp. sponsored ADR	17,700	$ 654,015
Wartsila Corp. (B Shares)	2,700	173,703
TOTAL FINLAND		1,030,040
France - 7.0%
Accor SA	1,600	122,741
Alcatel-Lucent SA	12,200	77,226
Alstom SA	1,294	261,351
AXA SA sponsored ADR	17,100	586,872
BNP Paribas SA	2,400	238,106
Compagnie de St. Gobain	1,000	78,266
Compagnie Generale de Geophysique SA (a)	491	114,875
Delachaux SA	1,100	84,521
Gaz de France	2,900	157,279
Groupe Danone	3,236	262,925
L'Oreal SA	918	112,455
Laurent-Perrier Group	600	95,469
Meetic (a)	2,258	72,929
Remy Cointreau SA	2,029	122,394
Renault SA	700	79,909
SeLoger.com	1,018	51,809
Societe Generale Series A	2,400	301,521
Suez SA (France)	5,866	354,893
Total SA:
Series B	2,900	211,062
sponsored ADR	4,800	349,344
Unibail-Rodamco	1,100	261,074
Vallourec SA	400	80,410
Veolia Environnement sponsored ADR	2,000	165,380
Vinci SA	1,164	79,592
TOTAL FRANCE		4,322,403
Georgia - 0.1%
Bank of Georgia unit (a)	1,300	35,750
Germany - 8.9%
Allianz AG sponsored ADR	34,600	617,264
Bayer AG	4,700	385,400
Continental AG	1,200	124,618
DaimlerChrysler AG	7,900	618,017
Deutsche Boerse AG	1,700	297,511
E.ON AG	6,500	1,208,409
GEA Group AG (a)	2,600	80,356
Common Stocks - continued
	Shares	Value
Germany - continued
GFK AG	2,800	$ 102,694
Lanxess AG	4,300	149,705
Linde AG	1,100	143,557
MTU Aero Engines Holding AG	2,200	117,951
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	2,700	485,176
RWE AG	3,600	441,996
SGL Carbon AG (a)	1,000	50,670
Siemens AG sponsored ADR	4,800	623,040
TOTAL GERMANY		5,446,364
Greece - 0.1%
Alpha Bank AE	2,700	89,489
Hong Kong - 1.5%
BYD Electronic International Co. Ltd.	50,000	66,047
China Mobile (Hong Kong) Ltd.	6,000	90,720
China Mobile (Hong Kong) Ltd. sponsored ADR	900	68,040
CNOOC Ltd. sponsored ADR	460	67,036
CNPC (Hong Kong) Ltd.	30,000	14,005
Hong Kong Exchanges & Clearing Ltd.	7,500	154,666
REXCAPITAL Financial Holdings Ltd. (a)	275,000	35,268
Shanghai Industrial Holdings Ltd. (H Shares)	5,000	18,564
Sinotrans Shipping Ltd.	17,000	10,291
Swire Pacific Ltd. (A Shares)	31,000	421,420
TOTAL HONG KONG		946,057
India - 2.0%
Axis Bank Ltd. GDR (Reg. S)	2,700	77,490
Bank of India	3,500	31,440
Bharat Heavy Electricals Ltd.	149	7,815
Bharti Airtel Ltd. (a)	12,122	265,045
Cairn India Ltd.	1,986	9,836
Cambridge Solutions Ltd. (a)	6,751	10,269
Edelweiss Capital Ltd.	1,300	34,803
GAIL India Ltd.	894	9,271
Housing Development Finance Corp. Ltd.	948	68,520
Indian Overseas Bank	10,949	46,262
Infosys Technologies Ltd.	1,579	60,260
Kalpataru Power Transmission Ltd.	397	13,691
Pantaloon Retail India Ltd.	2,632	42,776
Reliance Industries Ltd.	2,670	168,500
Reliance Industries Ltd. GDR (b)	260	31,980
Satyam Computer Services Ltd.	7,311	73,091
Common Stocks - continued
	Shares	Value
India - continued
Satyam Computer Services Ltd. sponsored ADR	1,600	$ 38,960
Sintex Industries Ltd.	3,895	47,983
Steel Authority of India Ltd.	3,345	18,292
Subex Ltd.	952	7,608
Suzlon Energy Ltd.	14,199	111,662
Union Bank of India	8,423	43,173
TOTAL INDIA		1,218,727
Indonesia - 0.3%
PT Astra Agro Lestari Tbk	9,500	31,050
PT Astra International Tbk	15,500	45,712
PT Bumi Resources Tbk	75,000	51,948
PT International Nickel Indonesia Tbk	15,000	12,906
PT Perusahaan Gas Negara Tbk Series B	26,500	38,431
TOTAL INDONESIA		180,047
Ireland - 0.7%
Bank of Ireland	10,000	146,750
C&C Group PLC	8,200	55,018
CRH PLC sponsored ADR	4,400	170,192
Dragon Oil plc (a)	3,500	27,025
TOTAL IRELAND		398,985
Israel - 0.7%
Cellcom Israel Ltd.	500	15,415
ECtel Ltd. (a)	7,200	20,016
Israel Chemicals Ltd.	3,500	44,704
Leadcom Integrated Solutions	15,800	14,984
Makhteshim-Agan Industries (a)	1,400	10,943
Orckit Communications Ltd. (a)	4,400	33,000
Ormat Industries Ltd.	1,400	18,518
Partner Communications Co. Ltd. ADR	9,100	188,825
RADWARE Ltd. (a)	3,900	54,561
Retalix Ltd. (a)	1,500	23,595
TOTAL ISRAEL		424,561
Italy - 1.8%
Fiat SpA	15,400	360,391
Finmeccanica SpA	5,400	161,430
Impregilo SpA (a)	10,600	57,770
Unicredit SpA	69,500	513,281
TOTAL ITALY		1,092,872
Common Stocks - continued
	Shares	Value
Japan - 14.0%
Aeon Co. Ltd.	17,300	$ 209,396
Canon, Inc.	6,100	259,677
Canon, Inc. sponsored ADR	5,200	221,364
Denso Corp.	5,500	198,627
East Japan Railway Co.	29	239,735
Elpida Memory, Inc. (a)	2,200	78,002
Ibiden Co. Ltd.	1,600	100,818
Ichiyoshi Securities Co. Ltd.	7,600	73,405
Japan Steel Works Ltd.	11,000	160,660
Japan Tobacco, Inc.	80	419,825
JGC Corp.	6,000	99,708
JSR Corp.	3,600	83,796
Konica Minolta Holdings, Inc.	12,500	200,437
Kubota Corp.	26,000	187,059
Leopalace21 Corp.	4,500	108,977
Misawa Homes Co. Ltd. (a)	9,300	59,388
Mitsubishi Estate Co. Ltd.	15,000	397,818
Mitsui & Co. Ltd.	33,000	659,503
Mitsui Fudosan Co. Ltd.	1,000	22,853
Nintendo Co. Ltd.	1,200	592,800
ORIX Corp.	2,820	478,708
Osaka Gas Co. Ltd.	112,000	428,703
Rakuten, Inc.	169	72,317
SBI E*TRADE Securities Co. Ltd.	78	62,206
SBI Holdings, Inc.	265	61,185
Shin-Etsu Chemical Co. Ltd.	1,000	52,572
Shiseido Co. Ltd.	5,000	115,150
Sojitz Corp.	18,300	62,474
Sony Financial Holdings, Inc.	25	95,693
Sparx Group Co. Ltd.	130	47,682
Sugi Pharmacy Co. Ltd.	1,000	27,085
Sumco Techxiv Corp.	2,100	51,745
Sumitomo Metal Industries Ltd.	24,000	113,082
Sumitomo Mitsui Financial Group, Inc.	19	149,741
Sumitomo Realty & Development Co. Ltd.	3,000	73,780
Sumitomo Trust & Banking Co. Ltd.	17,000	107,759
Takeda Pharmaceutical Co. Ltd.	7,800	473,150
Tokai Carbon Co. Ltd.	5,000	39,123
Tokuyama Corp.	21,000	149,901
Tokyo Tatemono Co. Ltd.	7,000	58,920
Torishima Pump Manufacturing Co. Ltd.	16,000	240,609
Toshiba Machine Co. Ltd.	9,000	66,359
Common Stocks - continued
	Shares	Value
Japan - continued
Toyota Motor Corp.	13,700	$ 743,568
Toyota Motor Corp. sponsored ADR	1,300	141,115
USS Co. Ltd.	1,170	68,222
Xebio Co. Ltd.	6,300	143,088
Yamada Denki Co. Ltd.	910	97,051
TOTAL JAPAN		8,594,836
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan unit	11,000	184,250
Korea (South) - 1.6%
Celrun Co. Ltd. (a)	1,520	7,730
Core Logic, Inc.	983	9,103
Daegu Bank Co. Ltd.	1,870	27,143
Daelim Industrial Co.	130	17,768
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	220	6,853
Doosan Co. Ltd. (a)	80	10,934
GS Engineering & Construction Corp.	140	16,761
GS Holdings Corp.	270	11,442
Hanjin Heavy Industries & Consolidated Co. Ltd. (a)	193	8,445
Hynix Semiconductor, Inc. (a)	860	23,690
Hyundai Heavy Industries Co. Ltd.	69	22,809
Hyundai Steel Co.	270	18,337
Hyunjin Materials Co. Ltd.	248	7,305
Jinsung T.E.C. Co. Ltd.	1,024	9,168
Kookmin Bank sponsored ADR	900	59,850
KT&G Corp.	410	35,186
Kyeryong Construction Industrial Co. Ltd.	440	18,088
LG Chemical Ltd.	130	10,716
LG Electronics, Inc.	90	8,582
NHN Corp. (a)	1,087	230,333
POSCO sponsored ADR	700	94,892
Pusan Bank	2,300	31,191
Samsung Electronics Co. Ltd.	310	195,423
Samsung Electronics Co. Ltd. GDR	277	87,255
SK Energy Co. Ltd.	200	24,050
TK Corp.	447	9,945
TOTAL KOREA (SOUTH)		1,002,999
Luxembourg - 0.6%
ArcelorMittal SA (NY Reg.) Class A	5,300	351,867
Evraz Group SA GDR	300	21,810
TOTAL LUXEMBOURG		373,677
Common Stocks - continued
	Shares	Value
Malaysia - 0.2%
Bandar Raya Developments BHD	59,000	$ 45,588
Gamuda Bhd	36,500	57,534
Public Bank BHD	11,400	40,167
TOTAL MALAYSIA		143,289
Mauritius - 0.1%
Golden Agri-Resources Ltd.	26,000	35,046
Mexico - 1.1%
America Movil SAB de CV Series L sponsored ADR	10,900	653,019
Industrias Penoles SA de CV	700	16,161
Megacable Holdings SAB de CV unit	2,200	6,400
TOTAL MEXICO		675,580
Netherlands - 1.6%
Advanced Metallurgical Group NV	1,000	55,980
AmRest Holdings NV (a)	1,900	94,151
ASML Holding NV (NY Shares) (a)	6,500	172,835
Gemalto NV (a)	4,900	131,007
Heineken NV (Bearer)	1,100	61,160
ING Groep NV sponsored ADR	8,900	289,873
Koninklijke Wessanen NV	4,800	71,362
Unilever NV (NY Shares)	2,300	74,796
TOTAL NETHERLANDS		951,164
Norway - 2.4%
Aker Kvaerner ASA	6,900	129,881
DnB Nor ASA	10,000	130,731
Fred Olsen Energy ASA	4,000	199,173
Lighthouse Caledonia ASA	629	483
Marine Harvest ASA (a)	74,000	39,860
Orkla ASA (A Shares)	23,400	309,853
Petroleum Geo-Services ASA	16,000	343,840
Pronova BioPharma ASA	39,400	142,762
Renewable Energy Corp. AS (a)	1,400	36,600
StatoilHydro ASA sponsored ADR	5,500	144,485
TOTAL NORWAY		1,477,668
Papua New Guinea - 0.1%
Lihir Gold Ltd. (a)	10,662	35,564
Philippines - 0.4%
Alliance Global Group, Inc. (a)	249,000	26,502
Jollibee Food Corp.	63,000	76,411
Common Stocks - continued
	Shares	Value
Philippines - continued
Megaworld Corp.	442,000	$ 30,087
Philippine Long Distance Telephone Co. sponsored ADR	1,600	120,400
TOTAL PHILIPPINES		253,400
Russia - 1.6%
JSC MMC 'Norilsk Nickel' sponsored ADR	260	63,440
Lukoil Oil Co. sponsored ADR	900	62,685
Mechel Steel Group OAO sponsored ADR	300	27,936
Mobile TeleSystems OJSC sponsored ADR	400	33,268
OAO Gazprom sponsored ADR	11,180	545,584
OAO Raspadskaya (a)	3,800	24,130
OAO TatNeft unit	200	20,000
OAO TMK unit	300	10,800
OJSC Rosneft unit	1,900	13,471
Sberbank (Savings Bank of the Russian Federation) GDR	190	88,240
Uralkali JSC (a)	3,300	22,770
Vimpel Communications sponsored ADR	1,400	48,216
TOTAL RUSSIA		960,540
Singapore - 0.7%
DBS Group Holdings Ltd.	15,000	183,980
Ezra Holdings Ltd.	7,000	11,362
Keppel Corp. Ltd.	2,000	15,977
Singapore Exchange Ltd.	27,000	182,922
Straits Asia Resources Ltd.	14,000	33,493
TOTAL SINGAPORE		427,734
South Africa - 2.4%
African Bank Investments Ltd.	8,200	30,905
African Rainbow Minerals Ltd.	11,663	237,228
Anglo Platinum Ltd.	394	57,181
Bidvest Group Ltd.	1,300	18,035
Discovery Holdings Ltd.	700	2,250
FirstRand Ltd.	19,400	44,051
Impala Platinum Holdings Ltd.	10,600	402,864
JSE Ltd.	4,710	43,942
Lewis Group Ltd.	5,800	32,205
MTN Group Ltd.	23,403	373,543
Murray & Roberts Holdings Ltd.	7,269	84,363
Nedbank Group Ltd.	2,100	31,185
Common Stocks - continued
	Shares	Value
South Africa - continued
Raubex Group Ltd.	12,681	$ 65,169
Truworths International Ltd.	6,900	24,488
TOTAL SOUTH AFRICA		1,447,409
Spain - 3.1%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	13,100	275,886
Banco Santander SA	26,200	463,547
Banco Santander SA sponsored ADR	7,500	131,325
Gestevision Telecinco SA	6,700	144,604
Grifols SA	3,747	91,558
Inditex SA	2,600	130,641
Telefonica SA sponsored ADR	7,900	693,620
TOTAL SPAIN		1,931,181
Sweden - 1.4%
Atlas Copco AB (A Shares)	4,600	64,860
H&M Hennes & Mauritz AB (B Shares)	2,700	146,367
Svenska Cellulosa AB (SCA) (B Shares)	16,400	263,583
Swedish Match Co.	6,200	136,939
Telefonaktiebolaget LM Ericsson (B Shares)	105,000	238,560
TOTAL SWEDEN		850,309
Switzerland - 7.7%
ABB Ltd. sponsored ADR	23,700	592,500
Compagnie Financiere Richemont unit	2,453	140,312
Credit Suisse Group sponsored ADR	4,800	272,496
EFG International	2,290	68,564
Nestle SA (Reg.)	2,355	1,059,279
Roche Holding AG (participation certificate)	8,624	1,577,498
SGS Societe Generale de Surveillance Holding SA (Reg.)	62	80,859
Sonova Holding AG	1,050	93,856
Swiss Life Holding	696	169,010
Swiss Reinsurance Co. (Reg.)	1,856	139,438
The Swatch Group AG:
(Bearer)	326	88,008
(Reg.)	213	11,171
UBS AG (NY Shares)	4,200	173,418
Zurich Financial Services AG (Reg.)	791	226,467
TOTAL SWITZERLAND		4,692,876
Taiwan - 0.9%
AU Optronics Corp. sponsored ADR	1,800	29,862
China Steel Corp.	32,000	45,262
Common Stocks - continued
	Shares	Value
Taiwan - continued
Chipbond Technology Corp.	7,000	$ 5,864
Everlight Electronics Co. Ltd.	8,000	23,168
Formosa Plastics Corp.	8,000	18,340
HannStar Display Corp. (a)	200,000	75,130
High Tech Computer Corp.	1,000	18,852
Hon Hai Precision Industry Co. Ltd. (Foxconn)	25,000	134,194
Innolux Display Corp.	16,000	34,343
MediaTek, Inc.	2,000	19,923
Novatek Microelectronics Corp.	28,000	97,183
Powerchip Semiconductor Corp.	41,000	16,949
Siliconware Precision Industries Co. Ltd.	30,000	46,857
Taiwan Cement Corp.	7,000	9,097
TOTAL TAIWAN		575,024
Thailand - 0.1%
PTT Public Co. Ltd. (For. Reg.)	3,900	38,492
Siam Commercial Bank PCL (For. Reg.)	16,000	36,815
TOTAL THAILAND		75,307
Turkey - 0.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	8,100	80,181
Asya Katilim Bankasi AS (a)	16,100	134,642
Enka Insaat ve Sanayi AS	1,100	15,488
Tupras-Turkiye Petrol Rafinerileri AS	1,000	25,174
Turkiye Garanti Bankasi AS	20,200	127,559
TOTAL TURKEY		383,044
United Arab Emirates - 0.0%
DP World Ltd.	6,947	6,739
United Kingdom - 15.0%
3i Group plc	10,900	204,156
Aegis Group PLC	78,100	175,308
Anglo American PLC:
ADR	7,300	201,991
(United Kingdom)	2,700	149,195
Autonomy Corp. PLC (a)	6,000	109,657
BAE Systems PLC	55,900	520,760
Barclays PLC	47,700	449,930
BG Group PLC	8,500	185,810
BHP Billiton PLC	5,000	151,202
BHP Billiton PLC ADR	7,800	491,400
BP PLC	15,200	161,500
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British American Tobacco PLC	3,100	$ 109,523
British American Tobacco PLC sponsored ADR	2,400	168,720
Datacash Group PLC	28,600	174,897
Expro International Group PLC	3,100	57,492
HBOS plc	21,300	296,803
HSBC Holdings PLC (United Kingdom) (Reg.)	5,763	86,652
Imperial Energy PLC (a)	400	11,605
Informa PLC	17,800	139,094
International Power PLC	23,300	186,027
Land Securities Group PLC	5,000	159,432
Man Group plc	23,975	263,973
Max Petroleum PLC (a)	76,100	84,673
Meggitt PLC	8,200	46,917
Misys PLC	22,900	79,895
National Grid PLC	34,100	527,137
Prudential PLC	12,600	161,532
Reckitt Benckiser Group PLC	5,000	261,907
Renovo Group PLC (a)	53,700	144,516
Rio Tinto PLC sponsored ADR	1,390	565,661
Rolls-Royce Group PLC	37,100	350,285
Royal Bank of Scotland Group PLC	59,400	457,956
Royal Dutch Shell PLC Class A sponsored ADR	9,000	642,690
Serco Group PLC	24,200	202,653
Sibir Energy PLC	1,400	14,114
Tesco PLC	68,200	570,136
Vedanta Resources PLC	300	10,893
Vodafone Group PLC sponsored ADR	9,700	337,560
Xstrata PLC	3,100	238,685
Yell Group PLC	9,000	60,022
TOTAL UNITED KINGDOM		9,212,359
United States of America - 3.0%
Allergan, Inc.	1,200	80,628
Berkshire Hathaway, Inc. Class B (a)	20	91,000
Cypress Semiconductor Corp. (a)	11,000	233,750
EnergySolutions, Inc.	2,100	47,250
FMC Technologies, Inc. (a)	2,400	115,584
Freeport-McMoRan Copper & Gold, Inc. Class B	200	17,806
Gilead Sciences, Inc. (a)	3,000	137,070
Juniper Networks, Inc. (a)	6,500	176,475
Merck & Co., Inc.	3,300	152,724
Pricesmart, Inc.	1,500	42,690
Common Stocks - continued
	Shares	Value
United States of America - continued
Transocean, Inc. (a)	3,920	$ 480,592
Valero Energy Corp.	2,500	147,975
Varian Semiconductor Equipment Associates, Inc. (a)	2,200	70,862
VMware, Inc. Class A	1,000	56,650
TOTAL UNITED STATES OF AMERICA		1,851,056
Vietnam - 0.0%
Luks Group (Vietnam Holdings) Co. Ltd.	26,000	27,209
TOTAL COMMON STOCKS (Cost $65,968,843)		60,009,418
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
ProSiebenSat.1 Media AG (Cost $151,021)	6,400	128,793
Cash Equivalents - 2.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.7058% and 1.7063%, dated 1/31/08 due 2/1/08:
(Collateralized by U.S. Treasury Obligations) #	$ 265,013	265,000
(Collateralized by U.S. Treasury Obligations) #	1,461,069	1,461,000
TOTAL CASH EQUIVALENTS (Cost $1,726,000)		1,726,000
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $67,845,864)		61,864,211
NET OTHER ASSETS - (0.8)%		(505,976)
NET ASSETS - 100%		$ 61,358,235
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,980 or 0.1% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$265,000 due 2/01/08 at 1.7058%
Banc of America Securities LLC	$ 11,424
Barclays Capital, Inc.	146,779
Goldman, Sachs & Co.	33,208
ING Financial Markets LLC	40,381
Lehman Brothers, Inc.	33,208
$ 265,000
$1,461,000 due 2/01/08 at 1.7063%
Banc of America Securities LLC	$ 62,984
Barclays Capital, Inc.	809,223
Goldman, Sachs & Co.	183,082
ING Financial Markets LLC	222,629
Lehman Brothers, Inc.	183,082
$ 1,461,000
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $68,030,096. Net unrealized depreciation aggregated $6,165,885, of which $1,018,938 related to appreciated investment securities and $7,184,823 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Worldwide Fund

January 31, 2008

1.813085.103

WLD-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 4.9%
ABB Grain Ltd.	148,926	$ 1,157,744
AMP Ltd.	179,060	1,348,655
AXA Asia Pacific Holdings Ltd.	239,300	1,272,390
Babcock & Brown Japan Property Trust	926,600	1,013,620
Babcock & Brown Ltd.	252,971	4,071,535
Babcock & Brown Wind Partners	918,400	1,132,290
Brambles Ltd.	234,168	2,240,345
Cochlear Ltd.	75,479	4,720,558
Commonwealth Bank of Australia	160,800	7,122,557
Computershare Ltd.	414,665	2,944,730
CSL Ltd.	802,416	24,577,652
Goodman Group unit	306,073	1,202,049
Macquarie Group Ltd.	37,034	2,158,425
Mortgage Choice Ltd.	186,300	330,751
Newcrest Mining Ltd.	217,816	6,821,994
QBE Insurance Group Ltd.	125,680	3,132,809
Seek Ltd.	183,924	1,029,072
United Group Ltd.	33,427	453,481
Woolworths Ltd.	171,349	4,424,834
WorleyParsons Ltd.	110,562	3,892,056
TOTAL AUSTRALIA		75,047,547
Austria - 0.1%
Strabag SE	14,200	829,807
Belgium - 0.1%
Hansen Transmission International NV	373,400	1,782,104
Bermuda - 0.8%
Aquarius Platinum Ltd. (United Kingdom)	281,400	3,402,540
Covidien Ltd.	125,000	5,578,750
Ports Design Ltd.	286,500	826,713
Sinofert Holdings Ltd.	2,433,100	1,931,515
TOTAL BERMUDA		11,739,518
Brazil - 0.7%
Bolsa de Mercadorias & Futuros - BM&F SA	239,400	2,157,186
Bovespa Holding SA	176,100	2,585,937
Petroleo Brasileiro SA - Petrobras sponsored ADR	22,300	2,478,422
Uniao de Bancos Brasileiros SA (Unibanco) GDR	21,200	2,772,960
TOTAL BRAZIL		9,994,505
Canada - 1.4%
Barrick Gold Corp.	19,200	991,233
Canadian National Railway Co.	55,000	2,784,664
Goldcorp, Inc.	25,600	952,523
Niko Resources Ltd.	32,300	2,739,328
Open Text Corp. (a)	55,200	1,713,397
Petrobank Energy & Resources Ltd. (a)	6,300	316,585
Potash Corp. of Saskatchewan, Inc.	38,700	5,452,056
Research In Motion Ltd. (a)	25,000	2,347,000

	Shares	Value
Suncor Energy, Inc.	24,100	$ 2,266,992
Talisman Energy, Inc.	113,600	1,795,323
TOTAL CANADA		21,359,101
Cayman Islands - 0.3%
Chaoda Modern Agriculture (Holdings) Ltd.	767,475	777,569
Lee & Man Paper Manufacturing Ltd.	585,100	1,305,650
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	46,300	2,533,999
TOTAL CAYMAN ISLANDS		4,617,218
China - 0.1%
Jiangsu Expressway Co. Ltd. (H Shares)	849,700	785,685
Nine Dragons Paper (Holdings) Ltd.	654,000	1,056,807
TOTAL CHINA		1,842,492
Cyprus - 0.1%
Aisi Realty Public Ltd.	583,060	429,005
Marfin Popular Bank Public Co.	163,149	1,654,753
TOTAL CYPRUS		2,083,758
Czech Republic - 0.2%
Ceske Energeticke Zavody AS	35,200	2,374,683
Denmark - 0.4%
Novo Nordisk AS Series B	27,400	1,728,954
Vestas Wind Systems AS (a)	42,800	4,157,693
TOTAL DENMARK		5,886,647
Finland - 0.8%
Nokia Corp. sponsored ADR	322,400	11,912,680
France - 4.6%
Alstom SA	30,400	6,139,940
AXA SA	101,700	3,490,344
BNP Paribas SA	26,382	2,617,383
Cap Gemini SA	39,000	2,125,323
CNP Assurances	13,200	1,614,438
Electricite de France	56,500	5,893,694
Eutelsat Communications	118,600	3,149,874
Gaz de France	57,700	3,129,299
Groupe Danone	30,400	2,470,000
ICADE	3,350	431,762
L'Oreal SA	19,000	2,327,500
Neuf Cegetel	43,900	2,283,578
Orpea (a)	34,000	1,952,015
Remy Cointreau SA	18,300	1,103,901
Renault SA	35,200	4,018,282
Sechilienne-Sidec	10,900	664,939
Societe Generale Series A	11,585	1,455,465
Suez SA (France)	74,400	4,501,200
Total SA Series B	143,696	10,458,195
Veolia Environnement	76,962	6,331,512
Vivendi	89,616	3,611,735
TOTAL FRANCE		69,770,379
Common Stocks - continued
	Shares	Value
Germany - 6.5%
Allianz AG (Reg.)	38,700	$ 6,904,080
Bayer AG	137,300	11,258,600
Bayer AG sponsored ADR	84,500	6,929,000
CompuGROUP Holding AG (a)	33,200	626,124
Continental AG	14,400	1,495,412
DaimlerChrysler AG (Reg.)	43,700	3,418,651
Deutsche Boerse AG	46,400	8,120,300
E.ON AG	85,700	15,932,409
Fresenius Medical Care AG	62,600	3,221,315
GEA Group AG (a)	99,700	3,081,326
Gerresheimer AG	52,000	2,664,920
Hochtief AG	18,500	1,863,139
K&S AG	10,800	2,732,482
Linde AG	32,214	4,204,132
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	28,700	5,157,239
Q-Cells AG (a)	9,200	865,703
RWE AG	32,400	3,977,967
SGL Carbon AG (a)	40,100	2,031,872
Siemens AG (Reg.) (d)	80,700	10,474,860
SolarWorld AG	51,000	2,261,507
Wincor Nixdorf AG	14,900	1,156,021
TOTAL GERMANY		98,377,059
Greece - 0.5%
Marfin Financial Group Holdings SA	84,400	610,690
National Bank of Greece SA	34,500	2,108,991
Public Power Corp. of Greece	108,200	5,074,797
TOTAL GREECE		7,794,478
Hong Kong - 0.8%
China Mobile (Hong Kong) Ltd.	96,500	1,459,080
Esprit Holdings Ltd.	498,300	6,441,675
Li & Fung Ltd.	716,100	2,663,294
Sun Hung Kai Properties Ltd.	109,000	2,131,787
TOTAL HONG KONG		12,695,836
India - 0.7%
Bharti Airtel Ltd. (a)	119,022	2,602,394
Infosys Technologies Ltd.	62,311	2,377,986
Reliance Industries Ltd.	68,179	4,302,671
Satyam Computer Services Ltd.	197,732	1,976,817
TOTAL INDIA		11,259,868
Indonesia - 0.4%
PT Bumi Resources Tbk	6,036,000	4,180,775
PT Perusahaan Gas Negara Tbk Series B	1,023,000	1,483,570
TOTAL INDONESIA		5,664,345

	Shares	Value
Ireland - 0.2%
C&C Group PLC	215,700	$ 1,447,231
Paddy Power PLC (Ireland)	39,800	1,133,198
TOTAL IRELAND		2,580,429
Israel - 0.2%
Israel Chemicals Ltd.	256,100	3,271,038
Nice Systems Ltd. sponsored ADR (a)	18,300	560,163
TOTAL ISRAEL		3,831,201
Italy - 1.3%
A2A SpA	454,300	1,826,706
Edison SpA	596,100	1,549,555
ENI SpA	149,651	4,828,490
Fiat SpA	162,200	3,795,803
Finmeccanica SpA	74,600	2,230,121
Prysmian SpA	63,500	1,275,821
Unicredit SpA	640,400	4,729,574
TOTAL ITALY		20,236,070
Japan - 7.3%
Aeon Mall Co. Ltd.	47,700	1,220,201
Asahi Glass Co. Ltd.	191,000	2,378,294
Asics Corp.	254,000	3,296,530
Canon Marketing Japan, Inc.	140,600	2,273,031
Canon, Inc.	155,850	6,634,535
Chiba Bank Ltd.	132,000	976,996
East Japan Railway Co.	235	1,942,679
Fujifilm Holdings Corp.	95,400	3,745,404
Ibiden Co. Ltd.	36,400	2,293,614
Japan Tobacco, Inc.	982	5,153,353
Keyence Corp.	5,000	1,064,140
Konica Minolta Holdings, Inc.	182,500	2,926,385
Kubota Corp.	369,000	2,654,801
Leopalace21 Corp.	19,800	479,498
Matsui Securities Co. Ltd.	145,100	1,002,995
Mitsubishi Corp.	169,000	4,418,509
Mitsubishi Estate Co. Ltd.	127,600	3,384,106
Mitsui & Co. Ltd.	226,000	4,516,599
Mitsui Fudosan Co. Ltd.	147,000	3,359,447
Murata Manufacturing Co. Ltd.	3,600	178,087
Namco Bandai Holdings, Inc.	112,500	1,563,764
NGK Insulators Ltd.	178,100	4,589,429
Nintendo Co. Ltd.	17,900	8,842,600
Nippon Building Fund, Inc.	157	1,816,139
Nippon Electric Glass Co. Ltd.	55,000	822,957
Nomura Holdings, Inc.	183,100	2,680,584
NSK Ltd.	227,000	1,974,749
ORIX Corp.	16,630	2,823,018
Sony Corp. sponsored ADR	50,800	2,412,492
Sony Financial Holdings, Inc.	130	497,602
Sumitomo Corp.	118,700	1,636,549
Sumitomo Electric Industries Ltd.	113,900	1,662,492
Sumitomo Mitsui Financial Group, Inc.	942	7,424,020
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Trust & Banking Co. Ltd.	149,200	$ 945,743
Takeda Pharmaceutical Co. Ltd.	124,900	7,576,460
Tokuyama Corp.	202,300	1,444,049
Toyota Motor Corp.	168,700	9,156,193
TOTAL JAPAN		111,768,044
Korea (South) - 0.7%
Korean Reinsurance Co.	56,950	654,667
LG Household & Health Care Ltd.	10,890	1,938,358
NHN Corp. (a)	17,982	3,810,350
Samsung Fire & Marine Insurance Co. Ltd.	13,640	2,709,646
Shinhan Financial Group Co. Ltd.	23,166	1,253,743
TOTAL KOREA (SOUTH)		10,366,764
Luxembourg - 0.2%
SES SA (A Shares) FDR unit	115,254	2,792,520
Malaysia - 0.7%
DiGi.com Bhd	246,300	1,842,207
Gamuda Bhd	3,356,600	5,290,885
IJM Corp. Bhd	533,300	1,236,208
KNM Group Bhd	1,210,800	2,656,987
TOTAL MALAYSIA		11,026,287
Mexico - 2.1%
America Movil SAB de CV Series L sponsored ADR	528,900	31,686,399
Netherlands - 1.6%
CNH Global NV	29,300	1,449,178
Heineken NV (Bearer)	58,000	3,224,800
Koninklijke KPN NV	290,600	5,275,014
Koninklijke Philips Electronics NV	81,200	3,199,280
Unilever NV (NY Shares)	340,000	11,056,800
TOTAL NETHERLANDS		24,205,072
Norway - 0.8%
Aker Kvaerner ASA	97,050	1,826,809
Hafslund ASA (B Shares)	42,200	853,791
Petroleum Geo-Services ASA	119,800	2,574,502
Pronova BioPharma ASA	407,100	1,475,082
Renewable Energy Corp. AS (a)	72,200	1,887,506
StatoilHydro ASA	131,200	3,455,384
TOTAL NORWAY		12,073,074
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	900,121	3,002,388
New Britain Palm Oil Ltd.	77,900	685,485
TOTAL PAPUA NEW GUINEA		3,687,873
Russia - 0.0%
OAO Gazprom sponsored ADR	12,800	624,640
Singapore - 0.3%
Keppel Corp. Ltd.	140,000	1,118,419

	Shares	Value
Singapore Exchange Ltd.	367,000	$ 2,486,380
Straits Asia Resources Ltd.	248,000	593,310
TOTAL SINGAPORE		4,198,109
South Africa - 0.1%
JSE Ltd.	158,000	1,474,075
Spain - 1.6%
Banco Santander SA	353,600	6,256,119
Compania de Distribucion Integral Logista SA	2,400	189,784
Grifols SA	118,000	2,883,322
Inditex SA	28,700	1,442,078
Telefonica SA	463,600	13,568,027
TOTAL SPAIN		24,339,330
Sweden - 0.6%
H&M Hennes & Mauritz AB (B Shares)	35,950	1,948,850
Modern Times Group MTG AB (B Shares)	68,500	4,155,356
Scania AB (B Shares)	150,200	3,116,390
TOTAL SWEDEN		9,220,596
Switzerland - 5.1%
ABB Ltd.:
(Reg.)	14,171	354,404
sponsored ADR	280,800	7,020,000
Actelion Ltd. (Reg.) (a)	102,960	5,146,923
BB Biotech AG	21,794	1,654,998
Credit Suisse Group (Reg.)	68,662	3,897,942
EFG International	31,770	951,212
Julius Baer Holding AG	61,054	4,288,303
Lindt & Spruengli AG (participation certificate)	1,255	3,926,070
Nestle SA (Reg.)	27,794	12,501,741
Novartis AG sponsored ADR	46,200	2,338,182
Roche Holding AG (participation certificate)	69,308	12,677,819
SGS Societe Generale de Surveillance Holding SA (Reg.)	1,632	2,128,414
Sonova Holding AG	47,435	4,240,042
Swiss Life Holding	6,116	1,485,155
Syngenta AG (Switzerland)	21,861	5,764,746
Tecan Group AG	18,800	942,682
The Swatch Group AG (Reg.)	56,453	2,960,663
UBS AG (NY Shares)	76,990	3,178,917
Zurich Financial Services AG (Reg.)	7,145	2,045,649
TOTAL SWITZERLAND		77,503,862
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	617,536	3,314,779
Wistron Corp.	936,550	1,429,038
TOTAL TAIWAN		4,743,817
United Kingdom - 8.7%
Anglo American PLC (United Kingdom)	59,485	3,286,980
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Autonomy Corp. PLC (a)	124,400	$ 2,273,563
BAE Systems PLC	271,000	2,524,612
Barclays PLC	86,100	812,138
BG Group PLC	319,300	6,979,898
BG Group PLC sponsored ADR	12,700	1,388,110
BHP Billiton PLC	288,200	8,715,269
Blinkx PLC	169,700	68,648
BP PLC	314,375	3,340,234
BP PLC sponsored ADR	5,800	369,750
British American Tobacco PLC	194,300	6,864,619
Capita Group PLC	155,519	2,038,668
Clipper Windpower PLC (a)	128,900	1,541,045
GlaxoSmithKline PLC sponsored ADR	60,100	2,847,538
HSBC Holdings PLC (Hong Kong) (Reg.)	92,038	1,383,883
Imperial Tobacco Group PLC	112,000	5,478,629
Informa PLC	184,600	1,442,515
International Power PLC	664,000	5,301,362
Misys PLC	480,200	1,675,349
National Grid PLC	211,900	3,275,669
Pearson PLC	156,500	2,166,262
Reckitt Benckiser Group PLC	125,700	6,584,333
Renovo Group PLC (a)	764,000	2,056,063
Rio Tinto PLC sponsored ADR	20,800	8,464,560
Rolls-Royce Group PLC	257,701	2,433,124
Royal Bank of Scotland Group PLC	420,274	3,240,183
Royal Dutch Shell PLC Class B	440,900	15,244,118
Shire PLC	134,600	2,416,070
SSL International PLC	439,200	4,580,495
Tesco PLC	712,343	5,955,024
Vodafone Group PLC	3,536,400	12,306,672
Vodafone Group PLC sponsored ADR	71,412	2,485,138
Xstrata PLC	42,500	3,272,288
TOTAL UNITED KINGDOM		132,812,809
United States of America - 42.5%
Albemarle Corp.	469,000	17,005,940
Altria Group, Inc.	85,000	6,444,700
American Capital Strategies Ltd. (d)	90,000	3,165,300
American International Group, Inc.	327,800	18,081,448
Amphenol Corp. Class A	139,600	5,575,624
Amylin Pharmaceuticals, Inc. (a)	109,086	3,234,400
Apple, Inc. (a)	53,900	7,295,904
Applied Materials, Inc.	250,000	4,480,000
AT&T, Inc.	90,615	3,487,771
Avnet, Inc. (a)	65,000	2,314,650
Bank of America Corp.	425,600	18,875,360
Bank of New York Mellon Corp.	365,000	17,019,950
BB&T Corp.	35,000	1,269,800
Burlington Northern Santa Fe Corp.	125,000	10,815,000
Cabot Oil & Gas Corp.	131,500	5,087,735
Capital One Financial Corp.	75,000	4,110,750
CB Richard Ellis Group, Inc. Class A (a)	91,102	1,768,290

	Shares	Value
Cisco Systems, Inc. (a)	621,700	$ 15,231,650
Citigroup, Inc.	309,500	8,734,090
Cohen & Steers, Inc. (d)	35,000	997,150
CVS Caremark Corp.	135,000	5,274,450
D.R. Horton, Inc.	750,000	12,937,500
Drew Industries, Inc. (a)	80,000	2,167,200
Eaton Corp.	348,500	28,841,860
Eaton Vance Corp. (non-vtg.)	135,000	5,031,450
Fannie Mae	95,000	3,216,700
First Horizon National Corp.	50,000	1,083,500
First Marblehead Corp.	65,000	1,068,600
General Growth Properties, Inc.	215,000	7,851,800
Gilead Sciences, Inc. (a)	313,700	14,332,953
Google, Inc. Class A (sub. vtg.) (a)	27,500	15,518,250
Harley-Davidson, Inc.	175,000	7,101,500
Hess Corp.	40,000	3,633,200
Hewlett-Packard Co.	124,700	5,455,625
IndyMac Bancorp, Inc.	235,000	1,919,950
J.B. Hunt Transport Services, Inc. (d)	265,000	8,241,500
Johnson Controls, Inc.	213,400	7,547,958
Lehman Brothers Holdings, Inc.	206,700	13,263,939
Macquarie Infrastructure Co. LLC	8,300	274,398
Marshall & Ilsley Corp. (d)	100,000	2,790,000
Masco Corp.	202,400	4,641,032
McGraw-Hill Companies, Inc.	85,000	3,634,600
Medco Health Solutions, Inc. (a)	170,000	8,513,600
Merrill Lynch & Co., Inc.	31,900	1,799,160
Microsoft Corp.	835,000	27,221,000
Norfolk Southern Corp.	480,000	26,107,200
NRG Energy, Inc. (a)	453,500	17,500,565
Omniture, Inc. (a)	406,722	10,054,168
Oracle Corp. (a)	633,800	13,024,590
PACCAR, Inc.	55,000	2,580,600
Polo Ralph Lauren Corp. Class A	345,000	20,903,550
Popular, Inc. (d)	150,000	2,028,000
PPL Corp.	328,100	16,050,652
Pulte Homes, Inc.	59,000	964,060
Quicksilver Resources, Inc. (a)	111,900	6,359,277
Range Resources Corp.	353,000	18,433,660
ResMed, Inc. (a)	43,700	2,035,546
Ryder System, Inc.	100,000	5,206,000
SLM Corp.	457,400	9,948,450
Southwestern Energy Co. (a)	599,500	33,518,045
State Street Corp.	228,900	18,797,268
Sunpower Corp. Class A (a)	21,500	1,485,435
Synovus Financial Corp.	155,000	2,047,550
T. Rowe Price Group, Inc. (d)	545,000	27,571,550
The Coca-Cola Co.	45,000	2,662,650
Thor Industries, Inc.	55,000	1,942,600
Transocean, Inc. (a)	10,000	1,226,000
Under Armour, Inc. Class A (sub. vtg.) (a)	125,000	5,031,250
Union Pacific Corp.	64,300	8,039,429
URS Corp. (a)	162,472	7,132,521
Wachovia Corp.	100,000	3,893,000
Common Stocks - continued
	Shares	Value
United States of America - continued
Wal-Mart Stores, Inc.	315,000	$ 16,027,200
Whirlpool Corp.	70,000	5,957,700
Wilmington Trust Corp., Delaware	141,500	4,934,105
Zions Bancorp	125,000	6,842,500
TOTAL UNITED STATES OF AMERICA		646,662,358
TOTAL COMMON STOCKS (Cost $1,340,102,015)		1,490,865,354
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.3%
United States of America - 0.3%
Bank of America Corp. Series L, 7.25%	3,500	3,893,225
Nonconvertible Preferred Stocks - 0.7%
Germany - 0.6%
Fresenius AG (non-vtg.)	76,000	5,937,236
Porsche Automobil Holding SE	1,371	2,461,508
ProSiebenSat.1 Media AG	87,700	1,764,865
TOTAL GERMANY		10,163,609
Italy - 0.1%
Intesa Sanpaolo SpA	159,300	1,089,417
TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,253,026
TOTAL PREFERRED STOCKS (Cost $13,978,758)		15,146,251
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	16,008,141	$ 16,008,141
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	19,403,125	19,403,125
TOTAL MONEY MARKET FUNDS (Cost $35,411,266)		35,411,266
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,389,492,039)	1,541,422,871
NET OTHER ASSETS - (1.2)%	(19,020,968)
NET ASSETS - 100%	$ 1,522,401,903
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 898,692
Fidelity Securities Lending Cash Central Fund	85,425
Total	$ 984,117
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,394,163,730. Net unrealized appreciation aggregated $147,259,141, of which $217,506,094 related to appreciated investment securities and $70,246,953 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 31, 2008